UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

John Fitzgerald

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of March 31, 2008

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Capital Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 96.1%

	Common Stocks — 96.1%
	Aerospace & Defense — 2.0%
78	Precision Castparts Corp.	7,930
166	Rockwell Collins, Inc.	9,504

		17,434

	Auto Components — 3.3%
179	BorgWarner, Inc.	7,704
768	Gentex Corp.	13,179
193	WABCO Holdings, Inc.	8,826

		29,709

	Biotechnology — 2.6%
205	BioMarin Pharmaceutical, Inc. (a) (c)	7,254
173	Celgene Corp. (a)	10,605
365	Millennium Pharmaceuticals, Inc. (a)	5,647

		23,506

	Capital Markets — 6.6%
80	Affiliated Managers Group, Inc. (a) (c)	7,229
302	Investment Technology Group, Inc. (a)	13,931
118	Northern Trust Corp.	7,824
570	Och-Ziff Capital Management Group LLC, Class A	11,961
144	T. Rowe Price Group, Inc.	7,207
643	TD AMERITRADE Holding Corp. (a) (c)	10,617

		58,769

	Chemicals — 2.3%
213	Ecolab, Inc.	9,247
341	Rockwood Holdings, Inc. (a)	11,190

		20,437

	Commercial Services & Supplies — 4.8%
539	Corrections Corp. of America (a)	14,819
275	Stericycle, Inc. (a)	14,187
458	Waste Connections, Inc. (a)	14,067

		43,073

	Communications Equipment — 1.2%
220	Harris Corp.	10,660

	Computers & Peripherals — 0.8%
356	Seagate Technology, (Cayman Islands)	7,446

	Construction & Engineering — 0.8%
149	Shaw Group, Inc. (The) (a)	7,045

	Diversified Consumer Services — 0.6%
118	Apollo Group, Inc., Class A (a)	5,080

	Diversified Financial Services — 2.0%
378	Interactive Brokers Group, Inc., Class A (a) (c)	9,703
88	Nymex Holdings, Inc.	7,930

		17,633

	Diversified Telecommunication Services — 1.9%
1,103	Time Warner Telecom, Inc., Class A (a)	17,089

	Electrical Equipment — 3.3%
37	First Solar, Inc. (a)	8,578
136	General Cable Corp. (a)	8,022
220	Roper Industries, Inc.	13,063

		29,663

	Electronic Equipment & Instruments — 4.5%
606	Amphenol Corp., Class A	22,581
240	Dolby Laboratories, Inc., Class A (a)	8,706
294	FLIR Systems, Inc. (a)	8,836

		40,123

	Energy Equipment & Services — 5.5%
267	Cameron International Corp. (a)	11,113
145	Exterran Holdings, Inc. (a)	9,360
237	Helmerich & Payne, Inc.	11,091
129	National Oilwell Varco, Inc. (a)	7,503
167	Oceaneering International, Inc. (a)	10,538

		49,605

	Food & Staples Retailing — 1.3%
347	Whole Foods Market, Inc. (c)	11,427

	Food Products — 1.3%
180	Wm. Wrigley, Jr., Co.	11,318

	Gas Utilities — 1.5%
232	Questar Corp.	13,144

	Health Care Equipment & Supplies — 4.9%
115	Beckman Coulter, Inc.	7,428
324	Dentsply International, Inc.	12,519
237	Hologic, Inc. (a)	13,151
222	IDEXX Laboratories, Inc. (a)	10,959

		44,057

	Health Care Providers & Services — 3.4%
166	Coventry Health Care, Inc. (a)	6,716

JPMorgan Capital Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Health Care Providers & Services — Continued
200	DaVita, Inc. (a)	9,572
124	Humana, Inc. (a)	5,547
302	VCA Antech, Inc. (a)	8,265

		30,100

	Health Care Technology — 0.9%
226	Cerner Corp. (a) (c)	8,418

	Hotels, Restaurants & Leisure — 1.2%
403	Burger King Holdings, Inc.	11,158

	Household Durables — 0.9%
151	Garmin Ltd. , (Cayman Islands) (c)	8,144

	Industrial Conglomerates — 1.0%
167	McDermott International, Inc. (a)	9,129

	Insurance — 1.0%
271	Philadelphia Consolidated Holding Co. (a)	8,728

	Internet Software & Services — 0.5%
203	DealerTrack Holdings, Inc. (a)	4,100

	IT Services — 4.3%
558	Genpact Ltd., (Bermuda) (a) (c)	6,837
112	MasterCard, Inc., Class A (c)	25,030
408	VeriFone Holdings, Inc. (a) (c)	6,481

		38,348

	Life Sciences Tools & Services — 3.0%
174	Covance, Inc. (a)	14,423
163	Illumina, Inc. (a)	12,365

		26,788

	Machinery — 3.5%
64	Bucyrus International, Inc., Class A	6,475
150	Cummins, Inc.	7,035
230	Kaydon Corp. (c)	10,111
212	Pall Corp.	7,437

		31,058

	Media — 1.7%
242	John Wiley & Sons, Inc., Class A	9,616
89	Morningstar, Inc. (a)	5,484

		15,100

	Metals & Mining — 1.0%
141	Century Aluminum Co. (a) (c)	9,325

	Multiline Retail — 0.4%
310	Saks, Inc. (a) (c)	3,866

	Office Electronics — 1.0%
261	Zebra Technologies Corp., Class A (a)	8,684

	Oil, Gas & Consumable Fuels — 5.8%
282	Cabot Oil & Gas Corp.	14,316
375	Forest Oil Corp. (a)	18,344
105	Peabody Energy Corp.	5,377
412	Southwestern Energy Co. (a)	13,868

		51,905

	Pharmaceuticals — 1.4%
78	Allergan, Inc.	4,410
143	Shire plc. ADR, (United Kingdom)	8,271

		12,681

	Road & Rail — 1.9%
287	J.B. Hunt Transport Services, Inc. (c)	9,023
147	Norfolk Southern Corp.	7,992

		17,015

	Semiconductors & Semiconductor Equipment — 4.5%
315	Broadcom Corp., Class A (a)	6,063
192	KLA-Tencor Corp.	7,133
166	MEMC Electronic Materials, Inc. (a)	11,751
519	NVIDIA Corp. (a)	10,279
222	Tessera Technologies, Inc. (a)	4,609

		39,835

	Software — 4.5%
309	Amdocs Ltd., (United Kingdom) (a)	8,773
226	ANSYS, Inc. (a)	7,809
185	Autodesk, Inc. (a)	5,830
227	Electronic Arts, Inc. (a)	11,319
397	Nuance Communications, Inc. (a) (c)	6,917

		40,648

	Specialty Retail — 3.0%
111	Best Buy Co., Inc.	4,620
202	J Crew Group, Inc. (a)	8,920
102	Penske Auto Group, Inc. (c)	1,979

JPMorgan Capital Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Specialty Retail — Continued
354	Urban Outfitters, Inc. (a)	11,094

		26,613

	Total Long-Term Investments (Cost $801,457)	858,861

SHARES

Short-Term Investment — 3.1%

Investment Company — 3.1%
27,659	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $27,659)	27,659

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)

	Investments of Cash Collateral for Securities on Loan — 6.9%

	Corporate Notes — 3.5%
5,850	Alliance & Leicester plc, (United Kingdom), FRN, 3.08%, 09/02/08	5,750
6,000	Banque Federative du Credit Mutuel, (France), FRN, 2.90%, 08/01/08	6,000
7,000	Beta Finance, Inc., FRN, 2.38%, 02/20/09 (i) (s)	6,878
6,000	Macquarie Bank Ltd., (Australia), FRN, 2.62%, 08/20/08	6,000
6,000	Metropolitan Life Global Funding I, FRN, 2.59%, 08/21/08	6,000

		30,628

	Repurchase Agreements — 2.9%
10,996	Barclays Capital, Inc., 2.50%, dated 03/31/08, due 04/01/08, repurchase price $10,997, collateralized by U.S. Government Agency Mortgages	10,996
6,106	Credit Suisse First Boston LLC, 3.01%, dated 03/31/08, due 04/01/08, repurchase price $6,107, collateralized by U.S. Government Agency Mortgages	6,106
8,850	Lehman Brothers, Inc., 2.99%, dated 03/31/08, due 04/01/08, repurchase price $8,851, collateralized by U.S. Government Agency Mortgages	8,850

		25,952

	Time Deposits — 0.5%
2,000	Den Norske Bank, 3.30%, 04/01/08	2,000
1,000	Dresdner Bank, 3.50%, 04/01/08	1,000
1,000	ING Bank NV, Seoul, 3.60%, 04/01/08	1,000
1,000	Natixis, New York, 3.10%, 04/01/08	1,000

		5,000

	Total Investments of Cash Collateral for Securities on Loan (Cost $61,800)	61,580

	Total Investments — 106.1% (Cost $890,916 )	948,100

	Liabilities in Excess of Other Assets — (6.1)%	(54,146)

	NET ASSETS — 100.0%	$893,954

Percentages indicated are based on net assets.

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$122,594
Aggregate gross unrealized depreciation	(65,410)

Net unrealized appreciation/depreciation	$57,184

Federal income tax cost of investments	$890,916

ABBREVIATIONS AND DEFINITIONS :

ADR	American Depositary Receipt
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of March 31, 2008.

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

JPMorgan Capital Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions.

JPMorgan Disciplined Equity Fund
Schedule of Portfolio Investments
As of March 31, 2008 (Unaudited)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

Long-Term Investments — 98.5%

Common Stocks — 98.4%

Aerospace & Defense — 3.5%
17	Boeing Co.	1,294
3	General Dynamics Corp.	233
15	Goodrich Corp.	840
32	Northrop Grumman Corp.	2,482
43	United Technologies Corp.	2,973
		7,822

Air Freight & Logistics — 0.1%
4	United Parcel Service, Inc., Class B	299

Auto Components — 0.9%
62	Johnson Controls, Inc.	2,096

Beverages — 0.8%
16	Anheuser-Busch Cos., Inc.	769
15	Coca-Cola Co. (The)	919
		1,688

Biotechnology — 2.4%
2	Alexion Pharmaceuticals, Inc. (a)	119
24	Amgen, Inc. (a)	1,015
5	Biogen Idec, Inc. (a) (c)	278
28	Celgene Corp. (a)	1,722
41	Gilead Sciences, Inc. (a)	2,107
		5,241

Capital Markets — 3.2%
9	Bank of New York Mellon Corp. (The)	388
4	Goldman Sachs Group, Inc. (The)	711
24	Lehman Brothers Holdings, Inc. (c)	903
25	Merrill Lynch & Co., Inc.	1,031
10	MF Global Ltd. (Bermuda) (a)	95
40	Morgan Stanley	1,833
15	State Street Corp.	1,193
55	TD AMERITRADE Holding Corp. (a) (c)	906
		7,060

Chemicals — 2.5%
1	Air Products & Chemicals, Inc.	55
45	Dow Chemical Co. (The)	1,651
2	El du Pont de Nemours & Co.	98
5	Monsanto Co.	580
11	PPG Industries, Inc.	690
4	Praxair, Inc.	345
39	Rohm & Haas Co.	2,109
		5,528

Commercial Banks — 2.9%
27	Colonial BancGroup, Inc. (The) (c)	258
8	Comerica, Inc.	291
54	Huntington Bancshares, Inc.	584

35	TCF Financial Corp.	622
63	U.S. Bancorp	2,026
16	Wachovia Corp.	432
53	Wells Fargo & Co.	1,530
13	Zions Bancorp	597
		6,340

Communications Equipment — 3.6%
149	Cisco Systems, Inc. (a)	3,594
79	Corning, Inc.	1,906
13	Juniper Networks, Inc. (a) (c)	330
48	QUALCOMM, Inc.	1,985
20	Tellabs, Inc. (a) (c)	107
		7,922

Computers & Peripherals — 4.2%
16	Apple, Inc. (a)	2,325
-(h)	Dell, Inc. (a)	8
29	EMC Corp. (a)	420
59	Hewlett-Packard Co.	2,707
32	International Business Machines Corp.	3,650
9	SanDisk Corp. (a)	192
1	Sun Microsystems, Inc. (a)	11
		9,313

Consumer Finance — 0.7%
15	American Express Co.	638
21	Capital One Financial Corp.	1,019
		1,657

Diversified Consumer Services — 0.1%
-(h)	Apollo Group, Inc., Class A (a)	4
4	ITT Educational Services, Inc. (a)	161
		165

Diversified Financial Services — 3.6%
115	Bank of America Corp.	4,367
27	CIT Group, Inc.	315
115	Citigroup, Inc.	2,464
1	CME Group, Inc.	610
5	NYSE Euronext	296
		8,052

Diversified Telecommunication Services — 3.8%
137	AT&T, Inc.	5,259
88	Verizon Communications, Inc.	3,189
		8,448

Electric Utilities — 2.8%
41	American Electric Power Co., Inc.	1,719
45	Edison International	2,206
15	FirstEnergy Corp.	1,043
6	FPL Group, Inc.	370
6	Northeast Utilities	145
60	Sierra Pacific Resources	762
		6,245

Electrical Equipment — 0.0% (g)

1	SunPower Corp., Class A (a) (c)	52

Electronic Equipment & Instruments — 0.6%
36	Tyco Electronics Ltd. (Bermuda)	1,236

Energy Equipment & Services — 2.7%
6	Baker Hughes, Inc.	425
40	Halliburton Co.	1,577
9	Nabors Industries Ltd. (Bermuda) (a)	308
3	National Oilwell Varco, Inc. (a)	169
40	Schlumberger Ltd.	3,445
		5,924

Food & Staples Retailing — 2.9%
49	CVS/Caremark Corp.	1,989
64	Safeway, Inc.	1,864
31	SYSCO Corp.	905
31	Wal-Mart Stores, Inc.	1,633
		6,391

Food Products — 2.4%
23	Campbell Soup Co.	788
10	General Mills, Inc.	599
34	Kellogg Co.	1,771
66	Kraft Foods, Inc., Class A	2,056
14	Sara Lee Corp.	190
		5,404

Health Care Equipment & Supplies — 1.9%
5	Baxter International, Inc.	301
15	Boston Scientific Corp. (a)	187
12	Covidien Ltd.	509
10	CR Bard, Inc.	983
26	Medtronic, Inc.	1,248
3	Stryker Corp.	202
10	Zimmer Holdings, Inc. (a)	747
		4,177

Health Care Providers & Services — 1.7%
36	Aetna, Inc.	1,502
20	Cigna Corp.	828
-(h)	Coventry Health Care, Inc. (a)	8
8	McKesson Corp.	424
8	UnitedHealth Group, Inc.	289
15	WellPoint, Inc. (a)	671
		3,722

Hotels, Restaurants & Leisure — 1.3%
6	Carnival Corp.	251
13	International Game Technology	507
9	McDonald's Corp.	491
3	Royal Caribbean Cruises Ltd. (c)	99
23	Starwood Hotels & Resorts Worldwide, Inc.	1,164
14	Wyndham Worldwide Corp.	285
		2,797

Household Durables — 0.5%
11	Centex Corp. (c)	264

39	Toll Brothers, Inc. (a)	909
1,173

Household Products — 2.6%
12	Clorox Co.	691
20	Kimberly-Clark Corp.	1,317
54	Procter & Gamble Co.	3,791
		5,799

Industrial Conglomerates — 3.0%
9	3M Co.	696
162	General Electric Co.	6,007
1	Textron, Inc.	72
		6,775

Insurance — 4.0%
6	Aflac, Inc.	383
18	AMBAC Financial Group, Inc.	106
23	American International Group, Inc.	982
29	Axis Capital Holdings Ltd. (Bermuda)	996
3	Chubb Corp. (The)	153
21	Genworth Financial, Inc., Class A	475
14	Hartford Financial Services Group, Inc.	1,083
10	Lincoln National Corp.	520
31	MBIA, Inc.	374
21	MetLife, Inc.	1,277
12	Protective Life Corp.	499
4	Prudential Financial, Inc.	329
9	RenaissanceRe Holdings Ltd. (Bermuda)	457
18	Travelers Cos., Inc. (The)	876
13	Unum Group	293
1	XL Capital Ltd., Class A (Bermuda)	32
		8,835

Internet & Catalog Retail — 0.3%
5	Amazon.com, Inc. (a)	363
14	Expedia, Inc. (a) (c)	311
		674

Internet Software & Services — 1.5%
18	eBay, Inc. (a) (c)	531
5	Google, Inc., Class A (a)	2,115
27	Yahoo!, Inc. (a)	778
		3,424

IT Services — 0.9%
7	Affiliated Computer Services, Inc., Class A (a)	366
19	Genpact Ltd. (Bermuda) (a) (c)	237
41	Paychex, Inc.	1,394
		1,997

Machinery — 2.7%
22	Caterpillar, Inc.	1,715
11	Danaher Corp.	821
27	Dover Corp.	1,107
8	Eaton Corp.	598
9	Illinois Tool Works, Inc.	415

10	Ingersoll-Rand Co., Ltd., Class A (Bermuda)	441
19	PACCAR, Inc. (c)	873
		5,970

Media — 2.6%
-(h)	CBS Corp., Class B	6
3	DISH Network Corp. Class A (a)	92
3	Gemstar-TV Guide International, Inc. (a)	15
122	News Corp., Class A	2,280
83	Time Warner, Inc.	1,157
-(h)	Viacom, Inc., Class B (a)	8
70	Walt Disney Co. (The)	2,203
		5,761

Metals & Mining — 1.0%
16	Alcoa, Inc.	570
2	Freeport-McMoRan Copper & Gold, Inc.	183
12	United States Steel Corp.	1,535
		2,288

Multi-Utilities — 1.0%
83	CMS Energy Corp.	1,117
51	Xcel Energy, Inc.	1,025
		2,142

Multiline Retail — 0.5%
9	Family Dollar Stores, Inc.	170
18	Kohl's Corp. (a)	759
4	Target Corp.	182
		1,111

Oil, Gas & Consumable Fuels — 10.0%
3	Apache Corp.	399
58	Chevron Corp.	4,977
31	ConocoPhillips	2,324
10	Devon Energy Corp.	1,022
98	Exxon Mobil Corp.	8,297
6	Hess Corp.	485
32	Marathon Oil Corp.	1,446
3	Occidental Petroleum Corp.	234
-(h)	Southwestern Energy Co. (a)	10
13	Sunoco, Inc.	672
5	Valero Energy Corp.	260
36	XTO Energy, Inc.	2,215
		22,341

Paper & Forest Products — 0.4%
139	Domtar Corp. (Canada) (a)	951
-(h)	International Paper Co.	2
		953

Pharmaceuticals — 5.3%
69	Abbott Laboratories	3,783
41	Bristol-Myers Squibb Co.	869
1	Eli Lilly & Co.	41
22	Johnson & Johnson	1,440
70	Merck & Co., Inc.	2,653

50	Pfizer, Inc.	1,042
74	Schering-Plough Corp.	1,064
12	Sepracor, Inc. (a)	227
16	Wyeth	647
		11,766

Real Estate Investment Trusts (REITs) — 1.2%
10	Apartment Investment & Management Co.	356
7	Digital Realty Trust, Inc.	238
7	Duke Realty Corp.	167
33	Hospitality Properties Trust	1,119
1	Host Hotels & Resorts, Inc.	21
9	ProLogis	500
14	UDR, Inc. (c)	338
		2,739

Road & Rail — 1.5%
7	Burlington Northern Santa Fe Corp. (c)	599
47	Norfolk Southern Corp.	2,542
1	Union Pacific Corp.	176
		3,317

Semiconductors & Semiconductor Equipment — 2.2%
26	Altera Corp.	473
47	Broadcom Corp., Class A (a)	904
47	Intel Corp.	985
5	KLA-Tencor Corp.	171
9	National Semiconductor Corp.	159
10	NVIDIA Corp. (a)	190
85	Xilinx, Inc.	2,021
		4,903

Software — 2.9%
193	Microsoft Corp.	5,475
52	Oracle Corp. (a)	1,023
		6,498

Specialty Retail — 1.5%
7	Abercrombie & Fitch Co., Class A	475
17	Advance Auto Parts, Inc.	569
-(h)	AutoZone, Inc. (a)	11
17	CarMax, Inc. (a) (c)	322
22	Dick's Sporting Goods, Inc. (a) (c)	576
3	Gap, Inc. (The)	55
4	Home Depot, Inc.	120
-(h)	Lowe's Cos., Inc.	5
52	Staples, Inc.	1,148
1	TJX Cos., Inc.	40
		3,321

Textiles, Apparel & Luxury Goods — 1.2%
3	Coach, Inc. (a)	87
27	Nike, Inc., Class B	1,809
4	Phillips-Van Heusen Corp.	159
3	Polo Ralph Lauren Corp.	175
7	V.F. Corp.	535

2,765

Thrifts & Mortgage Finance — 0.6%
16	Countrywide Financial Corp. (c)	86
18	Fannie Mae	466
20	Freddie Mac	509
3	MGIC Investment Corp. (c)	34
15	Washington Mutual, Inc. (c)	154
		1,249

Tobacco — 2.3%
71	Altria Group, Inc.	1,581
71	Philip Morris International, Inc. (a)	3,601
		5,182

Wireless Telecommunication Services — 0.1%
31	Sprint Nextel Corp.	206

Total Common Stocks
(Cost $169,393)	218,768

Principal Amount ($)

U.S. Treasury Obligation-- 0.1%
340	U.S. Treasury Note,
	5.13%, 06/30/08 (k)
	(Cost $340)	343

Total Long-Term Investments
	(Cost $169,733)	219,111
Shares

Short-Term Investment — 1.0%

Investment Company — 1.0%
2,104	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)
	(Cost $2,104)	2,104

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 2.4%

Corporate Notes — 1.3%
1,000	Alliance and Leicester plc (United Kingdom),
	FRN, 3.08%, 09/02/08	983
1,000	Banque Federative du Credit Mutuel (France),
	FRN, 2.90%, 08/01/08	1,000
1,000	Macquarie Bank Ltd. (Australia),
	FRN, 2.62%, 08/20/08	1,000
		2,983

Repurchase Agreements — 1.0%
1,000	Barclays Capital, 2.50%, dated 03/31/08,
	due 04/01/08, repurchase price $1,000, collateralized by U.S.
	Government Agency Mortgages	1,000
480	Credit Suisse (USA) LLC, 3.01%, dated 03/31/08,
	due 04/01/08, repurchase price $480, collateralized by U.S.
	Government Agency Mortgages	480
702	Lehman Brothers, Inc., 2.99%, dated 03/31/08,
	due 04/01/08, repurchase price $702, collateralized by U.S.
	Government Agency Mortgages	702

2,182

Time Deposit — 0.1%
250	ING Bank NV,
	3.60%, 04/01/08	250

Total Investments of Cash Collateral for Securities on Loan
(Cost $5,432)	5,415

Total Investments — 101.9%
(Cost $177,269)	226,630

Liabilities in Excess of Other Assets — (1.9)%	(4,252)

NET ASSETS — 100.0%	$222,378

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/08	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
10	S&P 500 Index	June, 2008	$3,310	$15

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The interest rate shown is the rate in effect as of March 31, 2008.

As of March 31, 2008 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	59,205
Aggregate gross unrealized depreciation	(9,844)
Net unrealized appreciation	$49,361
Federal income tax cost of investments	$177,269

JPMorgan Diversified Fund
Schedule of Portfolio Investments
As of March 31, 2008 (Unaudited)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

Long-Term Investments — 98.1%

Common Stocks — 59.6%

Aerospace & Defense — 1.9%
73	BAE Systems plc (United Kingdom)	700
13	Boeing Co. (m)	967
4	Ceradyne, Inc. (a) (m)	115
1	Curtiss-Wright Corp. (m)	25
3	Esterline Technologies Corp. (a) (m)	146
14	General Dynamics Corp. (m)	1,131
1	Goodrich Corp.	81
-(h)	Heico Corp.	20
23	Honeywell International, Inc.	1,281
12	Lockheed Martin Corp.	1,217
3	Moog, Inc., Class A (a)	135
18	Northrop Grumman Corp.	1,389
1	Orbital Sciences Corp. (a)	19
13	Raytheon Co.	829
-(h)	Triumph Group, Inc.	13
28	United Technologies Corp.	1,895
		9,963

Air Freight & Logistics — 0.1%
1	Atlas Air Worldwide Holdings, Inc. (a) (m)	39
2	Hub Group, Inc., Class A (a)	49
15	TNT N.V. (Netherlands)	574
-(h)	United Parcel Service, Inc., Class B	33
		695

Airlines — 0.0% (g)
5	Republic Airways Holdings, Inc. (a)	110
4	SkyWest, Inc.	78
		188

Auto Components — 0.9%
1	Aftermarket Technology Corp. (a) (m)	27
-(h)	American Axle & Manufacturing Holdings, Inc. (m)	8
6	Autoliv, Inc. (Sweden) (m)	279
7	Compagnie Generale des Etablissements Michelin, Class B (France)	757
6	Continental AG (Germany),	652
1	Cooper Tire & Rubber Co. (m)	13
74	Johnson Controls, Inc.	2,505
10	Lear Corp. (a)	247
3	Standard Motor Products, Inc.	18
4	Tenneco, Inc. (a)	106
		4,612

Automobiles — 0.4%
9	Daimler AG (Germany)	777
23	Toyota Motor Corp. (Japan)	1,137
		1,914

Beverages — 0.5%

2	Anheuser-Busch Cos., Inc. (m)	71
21	Coca-Cola Co. (The) (m)	1,301
11	Coca-Cola Enterprises, Inc. (m)	265
24	Kirin Brewery Co., Ltd. (Japan)	457
7	Pepsi Bottling Group, Inc.	246
6	PepsiAmericas, Inc.	147
		2,487

Biotechnology — 0.9%
1	Alexion Pharmaceuticals, Inc. (a) (m)	50
3	Alkermes, Inc. (a) (m)	33
12	Amgen, Inc. (a) (m)	482
2	Arena Pharmaceuticals, Inc. (a) (m)	12
-(h)	Biogen Idec, Inc. (a) (m)	15
3	BioMarin Pharmaceuticals, Inc. (a) (m)	99
4	Bionovo, Inc. (a) (m)	5
15	Celgene Corp. (a) (m)	944
1	Cell Genesys, Inc. (a) (m)	3
1	Combinatorx, Inc. (a) (m)	2
4	Genentech, Inc. (a)	317
34	Gilead Sciences, Inc. (a)	1,752
1	GTx, Inc. (a)	14
4	Human Genome Sciences, Inc. (a)	22
10	Intercell AG (Austria) (a)	415
1	InterMune, Inc. (a)	13
2	Keryx Biopharmaceuticals, Inc. (a)	1
2	LifeCell Corp. (a)	63
3	Medarex, Inc. (a)	26
2	Myriad Genetics, Inc. (a)	81
1	Onyx Pharmaceuticals, Inc. (a)	35
1	Progenics Pharmaceuticals, Inc. (a)	5
2	Protalix BioTherapeutics, Inc. (Israel) (a)	4
2	Regeneron Pharmaceuticals, Inc. (a)	46
1	Rigel Pharmaceuticals, Inc. (a)	13
3	Seattle Genetics, Inc. (a)	23
1	Telik, Inc. (a)	3
1	Third Wave Technologies, Inc. (a)	11
1	United Therapeutics Corp. (a)	87
		4,576

Building Products — 0.3%
13	Daikin Industries Ltd. (Japan)	584
4	INSTEEL Industries, Inc.	45
176	Nippon Sheet Glass Co., Ltd. (Japan)	790
1	Universal Forest Products, Inc.	20
		1,439

Capital Markets — 2.6%
9	American Capital Strategies Ltd. (m)	301
4	Ameriprise Financial, Inc. (m)	202
22	Bank of New York Mellon Corp. (The) (m)	922
-(h)	Calamos Asset Management, Inc., Class A (m)	7
28	Charles Schwab Corp. (The),	533

15	Credit Suisse Group (Switzerland)	746
80	Daiwa Securities Group, Inc. (Japan)	699
8	Federated Investors, Inc., Class B (m)	311
14	GLG Partners, Inc. (a)	163
13	Goldman Sachs Group, Inc. (The)	2,170
1	HFF, Inc., Class A (a)	3
11	Invesco Ltd.	267
6	Investment Technology Group, Inc. (a)	263
4	Knight Capital Group, Inc., Class A (a)	62
1	Kohlberg Capital Corp.	8
21	Lehman Brothers Holdings, Inc.	804
1	MCG Capital Corp.	8
25	Merrill Lynch & Co., Inc.	1,010
1	MF Global Ltd. (Bermuda) (a)	9
35	Morgan Stanley	1,578
-(h)	optionsXpress Holdings, Inc.	8
1	Patriot Capital Funding, Inc.	5
-(h)	Piper Jaffray Cos. (a)	7
10	Raymond James Financial, Inc.	224
26	State Street Corp.	2,046
4	SWS Group, Inc.	44
40	TD AMERITRADE Holding Corp. (a)	668
4	TICC Capital Corp.	27
1	TradeStation Group, Inc. (a)	9
-(h)	US Global Investors, Inc., Class A	1
10	Waddell & Reed Financial, Inc., Class A	331
		13,436

Chemicals — 1.5%
-(h)	Air Products & Chemicals, Inc. (m)	14
-(h)	Balchem Corp. (m)	10
15	Bayer AG (Germany)	1,200
8	Celanese Corp., Class A (m)	295
5	CF Industries Holdings, Inc. (m)	487
4	Dow Chemical Co. (The) (m)	160
-(h)	E.l. du Pont de Nemours & Co. (m)	16
2	H.B. Fuller Co. (m)	33
13	Lanxess AG (Germany)	544
111	Makhteshim-Agan Industries Ltd. (Israel)	813
13	Monsanto Co.	1,461
1	PPG Industries, Inc.	61
2	Potash Corporation of Saskatchewan, Inc. (Canada)	357
5	Praxair, Inc.	462
24	Rohm & Haas Co.	1,271
11	Terra Industries, Inc. (a)	373
2	W.R. Grace & Co. (a)	39
-(h)	Zep, Inc.	7
		7,603

Commercial Banks — 3.5%
-(h)	1st Source Corp. (m)	4
1	Ameris Bancorp (m)	14

-(h)	Associated Banc-Corp. (m)	3
28	Australia & New Zealand Banking Group Ltd. (Australia)	588
-(h)	BancFirst Corp. (m)	9
1	Banco Latinoamericano de Exportaciones S.A. (Panama)	15
70	Banco Santander Central Hispano S.A. (Spain)	1,385
5	Bank of Hawaii Corp. (m)	270
104	Barclays plc (United Kingdom)	935
-(h)	Capital Corp. of the West (m)	1
1	Center Financial Corp. (m)	5
1	Central Pacific Financial Corp. (m)	17
108	China Merchants Bank Co., Ltd., Class H (China)	378
-(h)	Citizens Republic Bancorp, Inc. (m)	3
1	City Bank (m)	23
1	City Holding Co. (m)	40
3	Colonial BancGroup, Inc. (The) (m)	27
1	Columbia Banking System, Inc. (m)	27
1	Comerica, Inc. (m)	26
1	Community Bancorp (a) (m)	7
1	Community Bank System, Inc. (m)	32
-(h)	Community Trust Bancorp, Inc. (m)	13
1	East West Bancorp, Inc. (m)	20
3	Fifth Third Bancorp (m)	71
5	First Bancorp/Puerto Rico (m)	48
-(h)	First Bancorp/Troy, North Carolina (m)	4
1	First Community Bancshares, Inc. (m)	18
1	First Regional Bancorp (a) (m)	10
92	Fukuoka Financial Group, Inc. (Japan)	482
1	Glacier Bancorp, Inc.	12
-(h)	Great Southern Bancorp, Inc.	5
1	Greene County Bancshares, Inc.	9
16	Hana Financial Group, Inc. (South Korea)	638
6	Hanmi Financial Corp.	43
-(h)	Heritage Commerce Corp.	4
-(h)	Horizon Financial Corp.	3
110	HSBC Holdings plc (United Kingdom)	1,818
17	Huntington Bancshares, Inc.	182
2	IBERIABANK Corp.	72
-(h)	Independent Bank Corp.	3
1	International Bancshares Corp.	22
127	Intesa Sanpaolo S.p.A. (Italy)	894
1	Lakeland Financial Corp.	18
-(h)	MainSource Financial Group, Inc.	5
57	Marfin Popular Bank Public Co., Ltd., Class B (Cyprus)	463
77	Mitsubishi UFJ Financial Group, Inc. (Japan)	676
5	Nara Bancorp, Inc.	64
1	NBT Bancorp, Inc.	11
1	Oriental Financial Group	14
3	Pacific Capital Bancorp	56
1	Peoples Bancorp, Inc.	12
14	PNC Financial Services Group, Inc.	906

-(h)	Prosperity Bancshares, Inc.	9
-(h)	Renasant Corp.	5
-(h)	Republic Bancorp, Inc., Class A	8
-(h)	Sierra Bancorp	4
-(h)	Simmons First National Corp., Class A	9
9	Societe Generale (France)	856
1	Southwest Bancorp, Inc.	21
7	Sterling Bancshares, Inc.	72
1	Sterling Financial Corp.	18
-(h)	Sumitomo Mitsui Financial Group, Inc. (Japan)	565
4	SunTrust Banks, Inc.	226
1	Taylor Capital Group, Inc.	16
9	TCF Financial Corp.	157
-(h)	TriCo Bancshares	5
51	U.S. Bancorp	1,636
3	W Holding Co., Inc.	4
18	Wachovia Corp.	498
102	Wells Fargo & Co.	2,961
1	West Coast Bancorp	17
2	Westamerica Bancorp	79
3	Wilshire Bancorp, Inc.	20
5	Zions Bancorp	241
		17,832

Commercial Services & Supplies — 0.3%
25	Allied Waste Industries, Inc. (a) (m)	272
-(h)	Bowne & Co., Inc. (m)	5
1	Comfort Systems USA, Inc. (m)	10
1	COMSYS IT Partners, Inc. (a) (m)	6
2	Consolidated Graphics, Inc. (a) (m)	90
7	Deluxe Corp. (m)	140
1	Ennis, Inc. (m)	20
2	GEO Group, Inc. (The) (a) (m)	60
1	Heidrick & Struggles International, Inc.	29
2	Herman Miller, Inc.	42
1	Hudson Highland Group, Inc. (a)	10
6	IKON Office Solutions, Inc.	43
6	Kforce, Inc. (a)	49
3	Knoll, Inc.	32
2	Korn/Ferry International (a)	25
1	Navigant Consulting, Inc. (a)	16
9	R.R. Donnelley & Sons Co. (m)	259
4	TeleTech Holdings, Inc. (a)	88
3	TrueBlue, Inc. (a)	36
1	United Stationers, Inc. (a)	24
4	Watson Wyatt Worldwide, Inc., Class A	216
		1,472

Communications Equipment — 1.7%
5	3Com Corp. (a)	12
8	Arris Group, Inc. (a) (m)	47
1	Avocent Corp. (a) (m)	17

-(h)	Bel Fuse, Inc., Class B (m)	8
1	Black Box Corp. (m)	25
151	Cisco Systems, Inc. (a) (m)	3,646
6	CommScope, Inc. (a) (m)	221
1	Comtech Telecommunications Corp. (a) (m)	39
59	Corning, Inc. (m)	1,426
1	Digi International, Inc. (a) (m)	7
3	Extreme Networks, Inc. (a) (m)	9
4	Finisar Corp. (a) (m)	5
1	Foundry Networks, Inc. (a) (m)	15
1	Harmonic, Inc. (a)	7
1	Juniper Networks, Inc. (a)	29
1	MasTec, Inc. (a)	5
3	MRV Communications, Inc. (a)	5
1	NETGEAR, Inc. (a)	16
1	Network Equipment Technologies, Inc. (a)	8
30	Nokia OYJ (Finland)	954
-(h)	Packeteer, Inc. (a)	2
2	Plantronics, Inc.	37
1	Polycom, Inc. (a)	25
1	Powerwave Technologies, Inc. (a)	3
34	QUALCOMM, Inc.	1,392
7	Research In Motion Ltd. (Canada) (a)	819
1	Sonus Networks, Inc. (a)	3
1	Spirent Communications plc (United Kingdom) (a)	1
3	Symmetricom, Inc. (a)	11
1	Tekelec (a)	13
2	Tellabs, Inc. (a)	12
1	UTStarcom, Inc. (a)	1
		8,820

Computers & Peripherals — 2.3%
1	Adaptec, Inc. (a) (m)	2
21	Apple, Inc. (a) (m)	3,050
14	Dell, Inc. (a) (m)	285
-(h)	Electronics for Imaging, Inc. (a) (m)	5
3	EMC Corp. (a) (m)	37
6	Emulex Corp. (a) (m)	102
97	Hewlett-Packard Co.	4,446
1	Hypercom Corp. (a)	6
1	Imation Corp.	23
30	International Business Machines Corp.	3,406
1	Intevac, Inc. (a)	9
3	NetApp, Inc. (a)	54
4	Novatel Wireless, Inc. (a)	39
2	Palm, Inc.	10
4	Quantum Corp. (a)	8
3	SanDisk Corp. (a)	56
12	Seagate Technology (Cayman Islands)	258
-(h)	Synaptics, Inc. (a)	10
10	Western Digital Corp. (a)	257

12,063

Construction & Engineering — 0.4%
2	Acciona S.A. (Spain)	648
4	Fluor Corp.	551
2	Perini Corp. (a)	83
35	Skanska AB, Class B (Sweden)	697
		1,979

Construction Materials — 0.2%
1	Headwaters, Inc. (a)	13
5	Lafarge S.A. (France)	865
		878

Consumer Finance — 0.3%
2	Advance America Cash Advance Centers, Inc. (m)	13
1	Advanta Corp., Class B (m)	6
10	American Express Co. (m)	457
7	Capital One Financial Corp. (m)	347
7	Cash America International, Inc. (m)	237
1	CompuCredit Corp. (a) (m)	8
11	Discover Financial Services (m)	178
4	Dollar Financial Corp. (a) (m)	95
2	EZCORP, Inc., Class A (a) (m)	21
1	First Cash Financial Services, Inc. (a) (m)	5
1	Nelnet, Inc., Class A	14
2	World Acceptance Corp. (a)	48
		1,429

Containers & Packaging — 0.0% (g)
-(h)	AEP Industries, Inc. (a) (m)	9
1	Greif, Inc., Class A	41
4	Myers Industries, Inc.	58
1	Rock-Tenn Co., Class A	33
1	Silgan Holdings, Inc.	54
		195

Distributors — 0.1%
162	Li & Fung Ltd. (Hong Kong)	607

Diversified Consumer Services — 0.1%
1	DeVry, Inc. (m)	59
-(h)	INVESTools, Inc. (a)	2
13	ITT Educational Services, Inc. (a)	599
		660

Diversified Financial Services — 1.3%
-(h)	Asta Funding, Inc. (m)	6
74	Bank of America Corp. (m)	2,798
5	CIT Group, Inc. (m)	54
61	Citigroup, Inc. (m)	1,297
2	CME Group, Inc. (m)	888
-(h)	Compass Diversified Holdings (m)	5
1	Encore Capital Group, Inc. (a) (m)	4
1	Financial Federal Corp. (m)	17
36	ING Groep N.V. CVA (Netherlands)	1,352
7	Nasdaq Stock Market, Inc. (The) (a)	265

1	NYSE Euronext	40
6,726

Diversified Telecommunication Services — 2.3%
158	AT&T, Inc. (m)	6,046
7	CenturyTel, Inc. (m)	227
29	Cincinnati Bell, Inc. (a) (m)	124
6	Embarq Corp. (m)	255
14	Premiere Global Services, Inc. (a)	202
51	Royal KPN N.V. (Netherlands)	856
202	Singapore Telecommunications Ltd. (Singapore)	578
36	Telefonica S.A. (Spain)	1,020
60	Verizon Communications, Inc.	2,181
22	Windstream Corp.	263
		11,752

Electric Utilities — 1.1%
17	American Electric Power Co., Inc. (m)	697
7	E.ON AG (Germany)	1,272
41	Edison International (m)	2,005
4	El Paso Electric Co. (a) (m)	88
14	FirstEnergy Corp. (m)	940
4	FPL Group, Inc. (m)	248
-(h)	Northeast Utilities	6
4	Portland General Electric Co.	92
22	Sierra Pacific Resources	278
-(h)	UIL Holdings Corp.	5
5	Westar Energy, Inc.	102
		5,733

Electrical Equipment — 0.4%
1	A.O. Smith Corp.	16
10	ABB Ltd. ADR (Switzerland)	258
1	Acuity Brands, Inc. (m)	39
4	Alstom (France)	943
9	Emerson Electric Co.	437
2	Evergreen Solar, Inc. (a) (m)	20
1	First Solar, Inc. (a)	277
7	GrafTech International Ltd. (a)	117
2	Power-One, Inc. (a)	5
3	Regal-Beloit Corp.	103
-(h)	Rockwell Automation, Inc.	3
-(h)	Sunpower Corp., Class A (a)	4
		2,222

Electronic Equipment & Instruments — 0.3%
2	Anixter International, Inc. (a) (m)	128
9	Arrow Electronics, Inc. (a) (m)	299
9	Avnet, Inc. (a) (m)	280
2	Benchmark Electronics, Inc. (a) (m)	31
1	Checkpoint Systems, Inc. (a) (m)	35
1	CTS Corp. (m)	12
-(h)	Echelon Corp. (a) (m)	1
37	HON HAI Precision Industry Co., Ltd., GDR (Taiwan)	414

1	Insight Enterprises, Inc. (a)	14
1	Itron, Inc. (a)	72
1	Methode Electronics, Inc.	11
1	Plexus Corp. (a)	36
-(h)	Rofin-Sinar Technologies, Inc. (a)	18
1	Technitrol, Inc.	25
4	TTM Technologies, Inc. (a)	43
3	Tyco Electronics Ltd. (Bermuda)	117
		1,536

Energy Equipment & Services — 1.3%
3	Allis-Chalmers Energy, Inc. (a) (m)	36
3	Baker Hughes, Inc. (m)	229
1	Basic Energy Services, Inc. (a) (m)	13
4	Cie Generale de Geophysique-Veritas (France) (a)	975
5	ENSCO International, Inc. (m)	285
-(h)	Exterran Holdings, Inc. (a) (m)	31
6	Grey Wolf, Inc. (a)	40
3	Gulfmark Offshore, Inc. (a)	164
13	Halliburton Co.	519
1	Hercules Offshore, Inc. (a)	33
2	ION Geophysical Corp. (a)	30
-(h)	Lufkin Industries, Inc.	26
1	Matrix Service Co. (a)	9
12	Nabors Industries Ltd. (Bermuda) (a)	398
15	National Oilwell Varco, Inc. (a)	879
1	Newpark Resources, Inc. (a)	5
1	Oil States International, Inc. (a)	40
5	Parker Drilling Co. (a)	30
1	RPC, Inc.	21
22	Schlumberger Ltd.	1,940
3	Smith International, Inc.	206
1	T-3 Energy Services, Inc. (a)	26
4	Transocean, Inc. (a)	473
3	Trico Marine Services, Inc. (a)	132
2	Union Drilling, Inc. (a)	31
		6,571

Food & Staples Retailing — 2.0%
8	BJ's Wholesale Club, Inc. (a) (m)	284
1	Casey's General Stores, Inc. (m)	20
57	CVS/Caremark Corp. (m)	2,313
39	Kroger Co. (The)	994
3	Nash Finch Co.	109
1	Pantry, Inc. (The) (a)	23
92	Safeway, Inc.	2,706
3	Spartan Stores, Inc.	71
7	SUPERVALU, Inc.	219
28	SYSCO Corp.	804
126	Tesco plc (United Kingdom)	946
23	Wal-Mart Stores, Inc.	1,204
114	Wm Morrison Supermarkets plc (United Kingdom)	622

10,315

Food Products — 0.7%
2	Campbell Soup Co. (m)	78
8	Flowers Foods, Inc. (m)	209
8	Fresh Del Monte Produce, Inc. (Cayman Islands) (a)	304
8	General Mills, Inc. (m)	482
4	Kellogg Co.	184
26	Kraft Foods, Inc., Class A	796
3	Nestle S.A. (Switzerland)	1,462
2	Sara Lee Corp.	22
		3,537

Gas Utilities — 0.1%
4	Energen Corp. (m)	267
1	Laclede Group, Inc. (The)	21
1	New Jersey Resources Corp.	42
1	Nicor, Inc.	34
1	Northwest Natural Gas Co.	35
1	WGL Holdings, Inc.	29
		428

Health Care Equipment & Supplies — 0.5%
1	Baxter International, Inc. (m)	29
2	Boston Scientific Corp. (a) (m)	23
3	Conmed Corp. (a) (m)	77
1	Covidien Ltd.	49
5	CR Bard, Inc. (m)	492
3	Greatbatch, Inc. (a)	61
-(h)	Haemonetics Corp. (a)	6
1	Hologic, Inc. (a)	56
1	Immucor, Inc. (a)	32
1	Integra LifeSciences Holdings Corp. (a)	26
3	Invacare Corp.	62
-(h)	Inverness Medical Innovations, Inc. (a)	12
1	Medical Action Industries, Inc. (a)	15
15	Medtronic, Inc.	701
1	Mentor Corp.	15
1	NeuroMetrix, Inc. (a)	2
-(h)	Palomar Medical Technologies, Inc. (a)	5
1	Power Medical Interventions, Inc. (a)	4
3	Quidel Corp. (a)	50
4	STERIS Corp.	94
-(h)	Stryker Corp.	23
-(h)	SurModics, Inc. (a)	13
3	Thoratec Corp. (a)	44
6	Zimmer Holdings, Inc. (a)	467
		2,358

Health Care Providers & Services — 1.2%
26	Aetna, Inc. (m)	1,088
4	Alliance Imaging, Inc. (a) (m)	34
9	AMERIGROUP Corp. (a) (m)	249
2	AMN Healthcare Services, Inc. (a) (m)	35

1	Apria Healthcare Group, Inc. (a) (m)	20
13	Cardinal Health, Inc. (m)	698
3	Centene Corp. (a) (m)	36
1	Chemed Corp. (m)	46
8	Cigna Corp. (m)	318
1	Emergency Medical Services Corp. (a) (m)	15
4	Express Scripts, Inc. (a)	257
3	Five Star Quality Care, Inc. (a) (m)	22
5	Gentiva Health Services, Inc. (a) (m)	118
2	HealthSpring, Inc. (a)	21
4	Humana, Inc. (a)	162
1	inVentiv Health, Inc. (a)	17
2	McKesson Corp.	92
10	Medco Health Solutions, Inc. (a)	458
-(h)	Molina Healthcare, Inc. (a)	5
5	PSS World Medical, Inc. (a)	78
1	Psychiatric Solutions, Inc. (a)	31
1	Res-Care, Inc. (a)	22
14	UnitedHealth Group, Inc.	486
37	WellPoint, Inc. (a)	1,621
		5,929

Health Care Technology — 0.0% (g)
1	MedAssets, Inc. (a)	10
4	Omnicell, Inc. (a)	72
2	Trizetto Group (a)	35
		117

Hotels, Restaurants & Leisure — 0.8%
1	Bob Evans Farms, Inc. (m)	14
6	Carnival Corp. (m)	261
1	CBRL Group, Inc. (m)	32
3	Domino's Pizza, Inc. (m)	36
1	Dover Downs Gaming & Entertainment, Inc. (m)	7
26	Intercontinental Hotels Group plc (United Kingdom)	392
4	International Game Technology	169
3	Jack in the Box, Inc. (a)	83
4	Las Vegas Sands Corp. (a)	272
24	McDonald's Corp.	1,360
1	Monarch Casino & Resort, Inc. (a)	11
-(h)	Royal Caribbean Cruises Ltd.	10
1	Ruby Tuesday, Inc.	8
9	Sodexo (France)	551
10	Starwood Hotels & Resorts Worldwide, Inc.	536
1	Triarc Cos., Inc., Class B	7
96	TUI Travel plc (United Kingdom)	490
2	Wyndham Worldwide Corp.	39
		4,278

Household Durables — 0.1%
1	Centex Corp. (m)	24
3	Champion Enterprises, Inc. (a) (m)	34
-(h)	CSS Industries, Inc. (m)	-(h)

2	Helen of Troy Ltd. (Bermuda) (a)	25
-(h)	Jarden Corp. (a)	10
2	Tempur-Pedic International, Inc.	25
7	Toll Brothers, Inc. (a)	155
12	Tupperware Brands Corp.	447
		720

Household Products — 1.2%
5	Church & Dwight Co., Inc. (m)	247
4	Clorox Co. (m)	229
15	Colgate-Palmolive Co. (m)	1,169
3	Energizer Holdings, Inc. (a) (m)	250
16	Kimberly-Clark Corp.	1,001
37	Procter & Gamble Co.	2,603
16	Reckitt Benckiser Group plc (United Kingdom)	870
		6,369

Independent Power Producers & Energy Traders — 0.2%
2	Constellation Energy Group, Inc. (m)	203
94	International Power plc (United Kingdom)	747
		950

Industrial Conglomerates — 1.0%
1	3M Co.	79
89	General Electric Co. (m)	3,280
23	Koninklijke Philips Electronics N.V. (Netherlands)	895
70	Ruukki Group OYJ (Finland)	251
-(h)	Textron, Inc.	17
6	Walter Industries, Inc.	391
		4,913

Insurance — 2.1%
17	ACE Ltd. (Bermuda)	953
10	Aflac, Inc. (m)	675
7	Allianz SE (Germany)	1,373
2	AMBAC Financial Group, Inc. (m)	10
2	American International Group, Inc. (m)	89
-(h)	American Physicians Capital, Inc. (m)	21
1	Amerisafe, Inc. (a) (m)	8
1	Argo Group International Holdings Ltd. (Bermuda) (a)	20
2	Aspen Insurance Holdings Ltd. (Bermuda)	45
-(h)	Assured Guaranty Ltd. (Bermuda)	9
8	Axis Capital Holdings Ltd. (Bermuda)	255
21	Chubb Corp. (m)	1,014
1	Commerce Group, Inc. (m)	40
4	Delphi Financial Group, Inc., Class A (m)	117
14	Genworth Financial, Inc., Class A (m)	310
9	Hartford Financial Services Group, Inc.	652
3	Lincoln National Corp.	166
15	Loews Corp.	589
1	Max Reinsurance Capital Ltd. (Bermuda)	26
5	MBIA, Inc.	65
3	Meadowbrook Insurance Group, Inc.	21
8	MetLife, Inc.	485

5	Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	1,004
-(h)	National Financial Partners Corp.	9
1	Odyssey Re Holdings, Corp.	22
1	Platinum Underwriters Holdings Ltd. (Bermuda)	39
6	PMA Capital Corp., Class A (a)	50
5	Principal Financial Group, Inc.	267
2	Protective Life Corp.	69
3	Prudential Financial, Inc.	243
14	RenaissanceRe Holdings Ltd. (Bermuda)	707
1	Safety Insurance Group, Inc.	44
2	Selective Insurance Group	41
24	Travelers Cos., Inc. (The)	1,158
1	Unum Group	26
-(h)	XL Capital Ltd., Class A (Bermuda)	3
3	Zenith National Insurance Corp.	91
		10,716

Internet & Catalog Retail — 0.2%
6	Amazon.com, Inc. (a) (m)	414
11	Expedia, Inc. (a) (m)	248
3	FTD Group, Inc. (m)	35
5	priceline.com, Inc. (a)	562
		1,259

Internet Software & Services — 0.5%
1	Ariba, Inc. (a) (m)	6
1	Art Technology Group, Inc. (a) (m)	3
1	AsiaInfo Holdings, Inc. (China) (a) (m)	11
4	Chordiant Software, Inc. (a) (m)	25
1	CMGI, Inc. (a) (m)	16
1	Digital River, Inc. (a) (m)	19
4	EarthLink, Inc. (a) (m)	29
2	eBay, Inc. (a) (m)	52
4	Google, Inc., Class A (a)	1,835
-(h)	Imergent, Inc.	5
1	Interwoven, Inc. (a)	13
1	iPass, Inc. (a)	2
1	j2 Global Communications, Inc. (a)	27
5	United Online, Inc.	54
1	ValueClick, Inc. (a)	24
14	Yahoo!, Inc. (a)	395
		2,516

IT Services — 0.5%
32	Accenture Ltd., Class A (Bermuda)	1,131
1	Affiliated Computer Services, Inc., Class A (a) (m)	50
1	CACI International, Inc., Class A (a) (m)	41
5	CIBER, Inc. (a) (m)	23
3	Cybersource Corp. (a) (m)	40
1	CSG Systems International, Inc. (a) (m)	8
1	Gartner, Inc. (a) (m)	15
2	Genpact Ltd. (Bermuda) (a)	27
6	Hewitt Associates, Inc., Class A (a)	249

-(h)	iGate Corp. (a)	1
4	Infosys Technologies Ltd. ADR (India)	132
1	infoUSA, Inc.	5
1	Lionbridge Technologies, Inc. (a)	2
1	ManTech International Corp., Class A (a)	59
2	Mastercard, Inc. Class A	513
1	MAXIMUS, Inc.	18
5	Paychex, Inc.	183
3	Perot Systems Corp., Class A (a)	41
		2,538

Leisure Equipment & Products — 0.0% (g)
6	JAKKS Pacific, Inc. (a)	176
1	RC2 Corp. (a)	27
1	Sturm Ruger & Co., Inc. (a)	12
		215

Life Sciences Tools & Services — 0.1%
-(h)	AMAG Pharmaceuticals, Inc. (a) (m)	12
-(h)	Bio-Rad Laboratories, Inc., Class A (a) (m)	18
4	Covance, Inc. (a)	390
8	Exelixis, Inc. (a) (m)	54
2	Illumina, Inc. (a)	144
-(h)	Kendle International, Inc. (a)	18
2	Medivation, Inc. (a)	23
		659

Machinery — 1.5%
1	Accuride Corp. (a) (m)	9
1	Astec Industries, Inc. (a) (m)	51
3	Barnes Group, Inc. (m)	76
1	Cascade Corp. (m)	30
28	Caterpillar, Inc. (m)	2,157
1	CIRCOR International, Inc. (m)	28
2	Columbus McKinnon Corp. (a) (m)	68
6	Cummins, Inc. (m)	283
14	Danaher Corp. (m)	1,045
22	Deere & Co. (m)	1,790
2	Dover Corp. (m)	84
1	Eaton Corp. (m)	88
3	EnPro Industries, Inc. (a) (m)	90
-(h)	FreightCar America, Inc. (m)	10
-(h)	Illinois Tool Works, Inc.	10
1	Ingersoll-Rand Co., Ltd., Class A (Bermuda)	38
118	Kubota Corp. (Japan)	736
7	Manitowoc Co., Inc. (The)	304
-(h)	Middleby Corp. (a)	25
1	Miller Industries, Inc. (a)	7
-(h)	NACCO Industries, Inc., Class A	24
6	PACCAR, Inc.	257
4	Parker-Hannifin Corp.	310
1	Valmont Industries, Inc.	62
5	Wabtec Corp.	177

1	Watts Water Technologies, Inc., Class A	14
7,773

Marine — 0.0% (g)
1	Genco Shipping & Trading Ltd.	62
4	Horizon Lines Inc., Class A	76
		138

Media — 1.5%
-(h)	AH Belo Corp., Class A (a) (m)	2
1	Belo Corp., Class A (m)	8
-(h)	DISH Network Corp., Class A (a) (m)	7
1	Entercom Communications Corp., Class A (m)	10
1	Gemstar-TV Guide International, Inc. (a) (m)	4
1	Lee Enterprises, Inc.	14
2	Lin TV Corp., Class A (a)	21
1	Marvel Entertainment, Inc. (a)	24
114	News Corp., Class A	2,132
6	Omnicom Group, Inc.	277
1	Scholastic Corp. (a)	27
17	Sinclair Broadcast Group, Inc., Class A	155
59	Time Warner, Inc.	824
1	Valassis Communications, Inc. (a)	7
27	Viacom, Inc., Class B (a)	1,064
17	Vivendi (France)	671
71	Walt Disney Co. (The) (m)	2,225
		7,472

Metals & Mining — 1.4%
5	AK Steel Holding Corp. (m)	278
4	Alcoa, Inc. (m)	157
9	ArcelorMittal (Luxembourg)	757
1	Century Aluminum Co. (a) (m)	46
21	Freeport-McMoRan Copper & Gold, Inc. (m)	2,049
14	JFE Holdings, Inc. (Japan)	617
16	Nucor Corp.	1,064
1	Olympic Steel, Inc.	27
2	Quanex Corp.	116
1	Schnitzer Steel Industries, Inc.	50
13	United States Steel Corp.	1,619
17	Vedanta Resources plc (United Kingdom)	688
		7,468

Multi-Utilities — 0.8%
-(h)	Black Hills Corp. (m)	14
18	CenterPoint Energy, Inc. (m)	255
53	CMS Energy Corp. (m)	714
22	Dominion Resources, Inc. (m)	911
4	PNM Resources, Inc.	49
24	Public Service Enterprise Group, Inc.	953
15	Suez S.A. (France)	994
5	Xcel Energy, Inc.	102
		3,992

Multiline Retail — 0.3%

14	Family Dollar Stores, Inc. (m)	274
13	Kohl's Corp. (a)	546
54	Parkson Retail Group Ltd. (China)	455
1	Target Corp.	25
		1,300

Office Electronics — 0.1%
35	Xerox Corp.	524

Oil, Gas & Consumable Fuels — 5.6%
2	Alon USA Energy, Inc. (m)	29
2	Alpha Natural Resources, Inc. (a) (m)	96
14	Apache Corp. (m)	1,643
-(h)	ATP Oil & Gas Corp. (a) (m)	10
47	BG Group plc (United Kingdom)	1,099
1	Bois d'Arc Energy, Inc. (a) (m)	19
51	Chevron Corp. (m)	4,387
31	ConocoPhillips (m)	2,382
6	Devon Energy Corp. (m)	652
97	Exxon Mobil Corp. (m)	8,182
2	FX Energy (a) (m)	7
1	Gulfport Energy Corp. (a)	10
3	Hess Corp.	256
5	Holly Corp.	210
20	Marathon Oil Corp.	891
4	Mariner Energy, Inc. (a)	100
33	Occidental Petroleum Corp.	2,433
1	Penn Virginia Corp.	26
1	PetroHawk Energy Corp. (a)	29
45	Royal Dutch Shell plc, Class A (Netherlands)	1,544
2	Stone Energy Corp. (a)	94
4	Sunoco, Inc.	194
1	Swift Energy Co. (a)	31
18	Total S.A. (France)	1,327
2	USEC, Inc. (a)	6
2	VAALCO Energy, Inc. (a)	11
20	Valero Energy Corp.	1,000
34	XTO Energy, Inc.	2,109
		28,777

Paper & Forest Products — 0.1%
3	Buckeye Technologies, Inc. (a) (m)	38
56	Domtar Corp. (Canada) (a) (m)	385
-(h)	International Paper Co.	3
		426

Personal Products — 0.2%
3	American Oriental Bioengineering, Inc. (China) (a) (m)	26
1	Elizabeth Arden, Inc. (a) (m)	18
8	Herbalife Ltd. (Cayman Islands)	373
21	Shiseido Co., Ltd. (Japan)	559
		976

Pharmaceuticals — 3.6%
29	Abbott Laboratories (m)	1,586

1	Alpharma, Inc., Class A (a) (m)	18
-(h)	Auxilium Pharmaceuticals, Inc. (a) (m)	5
1	Barrier Therapeutics, Inc. (a) (m)	3
1	Bentley Pharmaceuticals, Inc. (a) (m)	8
27	Bristol-Myers Squibb Co. (m)	584
2	Cardiome Pharma Corp. (Canada) (a) (m)	15
45	Chugai Pharmaceutical Co., Ltd. (Japan)	505
1	Cypress Bioscience, Inc. (a) (m)	9
2	DURECT, Corp. (a) (m)	11
25	Eli Lilly & Co.	1,264
26	Johnson & Johnson	1,663
101	Merck & Co., Inc.	3,843
1	Par Pharmaceutical Cos., Inc. (a)	14
10	Perrigo Co.	391
117	Pfizer, Inc.	2,445
8	Roche Holding AG (Switzerland)	1,460
1	Salix Pharmaceuticals Ltd. (a)	4
13	Sanofi-Aventis (France)	981
73	Schering-Plough Corp.	1,057
1	Sepracor, Inc. (a)	23
10	Shire plc ADR (United Kingdom)	580
19	Shire plc (United Kingdom)	372
12	Teva Pharmaceutical Industries Ltd. ADR (Israel)	573
1	ULURU, Inc. (a)	2
1	Valeant Pharmaceuticals International (a)	14
5	ViroPharma, Inc. (a)	46
11	Warner Chilcott Ltd., Class A (a)	193
7	Watson Pharmaceuticals, Inc. (a)	191
19	Wyeth	810
1	XenoPort, Inc. (a)	20
		18,690

Real Estate Investment Trusts (REITs) — 0.7%
3	Alexandria Real Estate Equities, Inc. (m)	232
13	Annaly Capital Management, Inc. (m)	200
3	Anthracite Capital, Inc. (m)	20
9	Apartment Investment & Management Co. (m)	332
1	Ashford Hospitality Trust, Inc. (m)	6
-(h)	BioMed Realty Trust, Inc. (m)	10
223	CapitaMall Trust (Singapore)	564
-(h)	Deerfield Capital Corp. (m)	-(h)
6	Digital Realty Trust, Inc. (m)	217
1	Duke Realty Corp. (m)	18
3	FelCor Lodging Trust, Inc. (m)	35
1	Glimcher Realty Trust	11
4	GMH Communities Trust (m)	36
1	Gramercy Capital Corp. (m)	25
1	Home Properties, Inc.	24
11	Hospitality Properties Trust	371
-(h)	Host Hotels & Resorts, Inc.	6
-(h)	LaSalle Hotel Properties	11

9	Lexington Realty Trust	136
7	MFA Mortgage Investments, Inc.	44
5	Nationwide Health Properties, Inc.	176
3	Pennsylvania Real Estate Investment Trust	80
13	ProLogis	748
-(h)	PS Business Parks, Inc.	16
1	RAIT Financial Trust	9
-(h)	Saul Centers, Inc.	20
4	Sunstone Hotel Investors, Inc.	70
1	UDR, Inc.	15
		3,432

Real Estate Management & Development — 0.2%
42	Mitsubishi Estate Co., Ltd. (Japan)	1,029

Road & Rail — 0.9%
1	Burlington Northern Santa Fe Corp. (m)	69
6	Con-way, Inc. (m)	277
21	CSX Corp. (m)	1,180
60	Norfolk Southern Corp.	3,265
-(h)	Union Pacific Corp.	25
		4,816

Semiconductors & Semiconductor Equipment — 1.3%
-(h)	Actel Corp. (a) (m)	2
1	Advanced Energy Industries, Inc. (a) (m)	17
22	Altera Corp. (m)	409
37	Amkor Technology, Inc. (a) (m)	400
1	Applied Micro Circuits Corp. (a) (m)	6
3	Asyst Technologies, Inc. (a) (m)	10
1	Axcelis Technologies, Inc. (a) (m)	3
11	Broadcom Corp., Class A (a) (m)	204
2	Brooks Automation, Inc. (a) (m)	16
4	Cirrus Logic, Inc. (a) (m)	28
4	Conexant Systems, Inc. (a) (m)	2
1	Credence Systems Corp. (a) (m)	2
-(h)	Cypress Semiconductor Corp. (a) (m)	1
1	Diodes, Inc. (a) (m)	20
11	Elpida Memory, Inc. (Japan) (a)	358
2	Entegris, Inc. (a) (m)	15
5	Intel Corp.	102
1	IXYS Corp. (a)	5
11	KLA-Tencor Corp.	419
2	Kulicke & Soffa Industries, Inc. (a)	7
7	Lam Research Corp. (a)	269
1	Lattice Semiconductor Corp. (a)	3
3	Linear Technology Corp.	98
-(h)	LTX Corp. (a)	1
3	Mattson Technology, Inc. (a)	16
18	MEMC Electronic Materials, Inc. (a)	1,260
3	Micrel, Inc.	26
1	Microsemi Corp. (a)	15
3	MIPS Technologies, Inc. (a)	13

1	MKS Instruments, Inc. (a)	19
1	National Semiconductor Corp.	9
17	NVIDIA Corp. (a)	340
1	OmniVision Technologies, Inc. (a)	8
13	ON Semiconductor Corp. (a)	76
-(h)	Photronics, Inc. (a)	3
3	PMC-Sierra, Inc. (a)	17
2	RF Micro Devices, Inc. (a)	5
1	Samsung Electronics Co., Ltd. (South Korea)	329
-(h)	Semitool, Inc. (a)	2
1	Semtech Corp. (a)	14
-(h)	Sigma Designs, Inc. (a)	2
3	Silicon Image, Inc. (a)	14
2	Silicon Storage Technology, Inc. (a)	5
7	Skyworks Solutions, Inc. (a)	48
1	Standard Microsystems Corp. (a)	20
-(h)	Supertex, Inc. (a)	6
62	Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	640
3	Techwell, Inc. (a)	29
4	TriQuint Semiconductor, Inc. (a)	20
57	Xilinx, Inc.	1,343
5	Zoran Corp. (a)	63
		6,739

Software — 1.8%
26	Activision, Inc. (a)	696
4	Actuate Corp. (a) (m)	16
13	Adobe Systems, Inc. (a)	466
-(h)	Ansoft Corp. (a) (m)	6
1	ANSYS, Inc. (a) (m)	28
7	Aspen Technology, Inc. (a) (m)	94
8	BMC Software, Inc. (a) (m)	268
36	Compuware Corp. (a) (m)	265
8	Electronic Arts, Inc. (a)	384
1	Epicor Software Corp. (a) (m)	12
1	EPIQ Systems, Inc. (a) (m)	8
1	eSpeed, Inc., Class A (a) (m)	16
2	Informatica Corp. (a)	33
1	InterVoice, Inc. (a)	6
1	JDA Software Group, Inc. (a)	9
-(h)	Macrovision Corp. (a)	4
1	Magma Design Automation, Inc. (a)	9
-(h)	Manhattan Associates, Inc. (a)	7
1	Mentor Graphics Corp. (a)	12
162	Microsoft Corp.	4,609
-(h)	MicroStrategy, Inc. (a)	15
2	Nuance Communications, Inc. (a)	26
100	Oracle Corp. (a)	1,955
4	Parametric Technology Corp. (a)	58
1	Pegasystems, Inc.	6
3	Progress Software Corp. (a)	79

1	Secure Computing Corp. (a)	7
1	Smith Micro Software, Inc. (a)	7
-(h)	SPSS, Inc. (a)	12
14	Sybase, Inc. (a)	368
		9,481

Specialty Retail — 0.8%
1	Abercrombie & Fitch Co., Class A (m)	48
13	Advance Auto Parts, Inc. (m)	429
11	Aeropostale, Inc. (a) (m)	300
3	AutoZone, Inc. (a) (m)	330
4	Best Buy Co., Inc. (m)	172
3	Brown Shoe Co., Inc. (m)	50
12	CarMax, Inc. (a) (m)	231
2	Collective Brands, Inc. (a) (m)	22
2	Dick's Sporting Goods, Inc. (a) (m)	56
31	Gap, Inc. (The) (m)	618
4	Gymboree Corp. (a)	148
1	Home Depot, Inc.	24
2	JoS. A. Bank Clothiers, Inc. (a)	41
4	Men's Wearhouse, Inc.	95
5	Rent-A-Center, Inc. (a)	95
5	Sherwin-Williams Co. (The)	262
20	Staples, Inc.	447
10	TJX Cos., Inc.	342
5	Yamada Denki Co., Ltd. (Japan)	439
		4,149

Textiles, Apparel & Luxury Goods — 0.5%
-(h)	Coach, Inc. (a) (m)	9
1	Columbia Sportswear Co. (m)	22
1	Deckers Outdoor Corp. (a) (m)	65
8	Folli - Follie S.A. (Greece)	255
6	Maidenform Brands, Inc. (a)	94
1	Movado Group, Inc.	21
23	Nike, Inc., Class B	1,557
-(h)	Oxford Industries, Inc.	5
4	Perry Ellis International, Inc. (a) (m)	79
1	Phillips-Van Heusen Corp.	23
-(h)	Polo Ralph Lauren Corp.	15
1	Steven Madden Ltd. (a)	9
1	UniFirst Corp.	30
5	V.F. Corp.	403
		2,587

Thrifts & Mortgage Finance — 0.2%
1	BankUnited Financial Corp., Class A (m)	6
6	Corus Bankshares, Inc. (m)	61
1	Countrywide Financial Corp. (m)	7
10	Fannie Mae (m)	254
-(h)	Federal Agricultural Mortgage Corp., Class C (m)	10
4	First Niagara Financial Group, Inc. (m)	55
-(h)	First Place Financial Corp. (m)	4

-(h)	FirstFed Financial Corp. (a) (m)	11
1	Franklin Bank Corp. (a) (m)	4
11	Freddie Mac (m)	275
1	Imperial Capital Bancorp, Inc.	11
-(h)	MGIC Investment Corp.	2
4	Ocwen Financial Corp. (a)	16
2	Trustco Bank Corp.	19
1	United Community Financial Corp.	8
5	Washington Mutual, Inc.	54
1	WSFS Financial Corp.	30
		827

Tobacco — 1.5%
18	Alliance One International, Inc. (a) (m)	110
59	Altria Group, Inc. (m)	1,299
23	Imperial Tobacco Group plc (United Kingdom)	1,037
-(h)	Japan Tobacco, Inc. (Japan)	905
4	Loews Corp. - Carolina Group	271
59	Philip Morris International, Inc. (a)	2,961
15	Reynolds American, Inc.	885
1	Universal Corp.	33
3	UST, Inc.	174
		7,675

Trading Companies & Distributors — 0.1%
6	Applied Industrial Technologies, Inc. (m)	177
1	Kaman Corp.	25
16	Mitsui & Co., Ltd. (Japan)	328
		530

Transportation Infrastructure — 0.1%
129	Macquarie Infrastructure Group (Australia)	328

Wireless Telecommunication Services — 0.5%
12	America Movil S.A.B. de C.V. ADR (Mexico),	739
9	Centennial Communications Corp. (a) (m)	50
-(h)	Rural Cellular Corp., Class A (a)	9
2	Sprint Nextel Corp.	16
4	Syniverse Holdings, Inc. (a)	70
596	Vodafone Group plc (United Kingdom)	1,770
		2,654
	Total Common Stocks
	(Cost $267,085)	306,988

Principal Amount ($)

Asset-Backed Securities — 1.4%
	American Express Credit Account Master Trust,
450	Series 2004-3, Class A, 4.35%, 12/15/11	456
133	Series 2004-C, Class C, FRN, 3.32%, 02/15/12 (e) (m)	130
1	Asset-Backed Funding Certificates,
	Series 2005-WF1, Class A2B, FRN, 2.78%, 01/25/35 (m)	1
450	Bank of America Credit Card Trust,
	Series 2006-C4, Class C4, FRN, 3.05%, 11/15/11 (m)	424
	Capital One Auto Finance Trust,
312	Series 2006-B, Class A3A, 5.45%, 02/15/11	314

100	Series 2007-A9, Class A3A, 5.13%, 04/16/12	93
	Capital One Multi-Asset Execution Trust,
200	Series 2005-A2, Class A2, 4.05%, 02/15/11	200
1,365	Series 2007-A9, Class A9, 4.95%, 08/15/12 (m)	1,374
175	Capital One Prime Auto Receivables Trust,
	Series 2006-2, Class A3, 4.98%, 09/15/10	176
150	Citibank Credit Card Issuance Trust,
	Series 2007-A8, Class A8, 5.65%, 09/20/19	150
81	CNH Equipment Trust,
	Series 2005-B, Class A3, 4.27%, 01/15/10 (m)	81
269	Countrywide Asset-Backed Certificates,
	Series 2003-5, Class MF1, VAR, 5.41%, 01/25/34 (m)	221
163	Countrywide Home Equity Loan Trust,
	Series 2004-I, Class A, FRN, 3.11%, 02/15/34 (m)	137
302	Credit-Based Asset Servicing and Securitization LLC,
	Series 2007-CB2, Class A2A, SUB, 5.89%, 02/25/37 (m)	296
63	CS First Boston Mortgage Securities Corp.,
	Series 2002-HE4, Class AF, 5.51%, 08/25/32 (i)	59
175	First Frankin Mortgage Loan Asset Backed Certificates,
	Series 2005-FF2, Class M3, FRN, 3.08%, 03/25/35 (m)	138
69	GE Equipment Small Ticket LLC,
	Series 2005-1A, Class A3, 4.38%, 07/22/09 (e) (m)	69
3	GSAMP Trust,
	Series 2004-OPT, Class A1, FRN, 2.94%, 11/25/34 (m)	2
	Household Automotive Trust,
300	Series 2005-1, Class A4, 4.35%, 06/18/12	301
1,237	Series 2006-3, Class A3, 5.28%, 09/17/11	1,253
250	MASTR Asset Backed Securities Trust,
	Series 2005-OPT1, Class M1, FRN, 3.00%, 03/25/35	222
250	New Century Home Equity Loan Trust,
	Series 2005-1, Class M1, FRN, 3.05%, 03/25/35	227
	Option One Mortgage Loan Trust,
78	Series 2003-1, Class A2, FRN, 3.44%, 02/25/33	64
589	Series 2007-6, Class 2A1, FRN, 2.66%, 07/25/37	556
	Residential Asset Securities Corp.,
23	Series 2002-KS4, Class AIIB, FRN, 3.10%, 07/25/32	21
40	Series 2003-KS5, Class AIIB, FRN, 3.18%, 07/25/33	34
37	Series 2003-KS9, Class A2B, FRN, 3.24%, 11/25/33	31
	Wachovia Asset Securitization Inc.,
50	Series 2002-HE2, Class A, FRN, 3.03%, 12/25/32	46
84	Series 2003-HE2, Class AII1, FRN, 2.86%, 06/25/33	71
	Total Asset-Backed Securities
	(Cost $7,390)	7,147

Collateralized Mortgage Obligations — 12.4%

Agency CMO — 9.9%
639	Federal Home Loan Mortgage Corp.-Government National Mortgage Association,
	Series 31, Class Z, 8.00%, 04/25/24	708
	Federal Home Loan Mortgage Corp. REMICS,
36	Series 50, Class I, 8.00%, 06/15/20	38
16	Series 1087, Class I, 8.50%, 06/15/21	17

14	Series 1136, Class H, 6.00%, 09/15/21	14
54	Series 1254, Class N, 8.00%, 04/15/22	54
422	Series 1617, Class PM, 6.50%, 11/15/23	448
50	Series 1708, Class E, 6.00%, 03/15/09	50
281	Series 1710, Class GH, 8.00%, 04/15/24	306
230	Series 1732, Class K, 6.50%, 05/15/24	244
288	Series 1843, Class Z, 7.00%, 04/15/26	306
355	Series 2033, Class K, 6.05%, 08/15/23	373
1,592	Series 2097, Class PD, 8.00%, 11/15/28	1,879
3	Series 2097, Class PX, 6.00%, 10/15/27	3
329	Series 2115, Class PE, 6.00%, 01/15/14	343
3	Series 2136, Class PE, 6.00%, 01/15/28	3
564	Series 2378, Class BD, 5.50%, 11/15/31	576
230	Series 2391, Class QR, 5.50%, 12/15/16	239
526	Series 2394, Class MC, 6.00%, 12/15/16	553
641	Series 2405, Class JF, 6.00%, 01/15/17	675
338	Series 2425, Class OB, 6.00%, 03/15/17	356
500	Series 2455, Class GK, 6.50%, 05/15/32	531
229	Series 2457, Class PE, 6.50%, 06/15/32	239
566	Series 2473, Class JZ, 6.50%, 07/15/32	596
90	Series 2503, Class TG, 5.50%, 09/15/17	94
97	Series 2508, Class AQ, 5.50%, 10/15/17	100
768	Series 2515, Class DE, 4.00%, 03/15/32	749
200	Series 2522, Class AH, 5.25%, 02/15/32	204
500	Series 2527, Class BP, 5.00%, 11/15/17	518
270	Series 2531, Class HN, 5.00%, 12/15/17	280
200	Series 2538, Class CB, 5.00%, 12/15/17	207
220	Series 2557, Class WJ, 5.00%, 07/15/14	223
250	Series 2594, Class OL, 5.00%, 04/15/18	258
129	Series 2595, Class HO, 4.50%, 03/15/23	124
455	Series 2614, Class TD, 3.50%, 05/15/16	454
431	Series 2617, Class TJ, 4.50%, 08/15/16	438
350	Series 2627, Class KM, 4.50%, 06/15/18	349
243	Series 2628, Class AD, 4.00%, 06/15/18	238
990	Series 2636, Class Z, 4.50%, 06/15/18	980
617	Series 2651, Class VZ, 4.50%, 07/15/18	610
180	Series 2657, Class ME, 5.00%, 10/15/22	183
400	Series 2663, Class VQ, 5.00%, 06/15/22	392
575	Series 2695, Class DE, 4.00%, 01/15/17	577
500	Series 2699, Class TC, 4.00%, 11/15/18	482
500	Series 2701, Class OD, 5.00%, 09/15/18	511
400	Series 2715, Class NG, 4.50%, 12/15/18	400
250	Series 2717, Class GR, 4.50%, 01/15/27	254
500	Series 2733, Class PC, 4.50%, 06/15/28	501
500	Series 2744, Class TU, 5.50%, 05/15/32	516
345	Series 2748, Class LE, 4.50%, 12/15/17	350
274	Series 2751, Class AI, IO, 5.00%, 04/15/22 (m)	4
370	Series 2756, Class NA, 5.00%, 02/15/24	379
500	Series 2763, Class PD, 4.50%, 12/15/17	506
150	Series 2764, Class OE, 4.50%, 03/15/19	150

400	Series 2764, Class UC, 5.00%, 05/15/27	409
366	Series 2766, Class SW, IF, IO, 4.38%, 09/15/29 (m)	28
284	Series 2767, Class AH, 4.00%, 03/15/19	276
230	Series 2773, Class CD, 4.50%, 04/15/24	223
215	Series 2775, Class WA, 4.50%, 04/15/19	213
105	Series 2778, Class TD, 4.25%, 06/15/33	105
1,045	Series 2779, Class SM, IF, IO, 4.33%, 10/15/18 (m)	103
189	Series 2780, Class JA, 4.50%, 04/15/19	189
215	Series 2780, Class JG, 4.50%, 04/15/19	213
500	Series 2780, Class MD, 5.00%, 09/15/31	496
325	Series 2780, Class TH, 5.00%, 09/15/29	329
300	Series 2781, Class PI, IO, 5.00%, 10/15/23 (m)	7
179	Series 2783, Class AT, 4.00%, 04/15/19	171
795	Series 2783, Class PD, 5.00%, 01/15/33	786
300	Series 2809, Class UB, 4.00%, 09/15/17	300
100	Series 2809, Class UC, 4.00%, 06/15/19	97
3,248	Series 2813, Class SB, IF, IO, 4.23%, 02/15/34 (m)	302
470	Series 2828, Class JK, 4.50%, 07/15/19	464
1,000	Series 2835, Class HB, 5.50%, 08/15/24	1,043
2,446	Series 2861, Class GS, IF, IO, 4.38%, 01/15/21 (m)	110
550	Series 2875, Class PE, 5.00%, 10/15/34 (m)	516
400	Series 2877, Class AD, 4.00%, 10/15/19	385
150	Series 2899, Class KB, 4.50%, 03/15/19	149
155	Series 2922, Class GA, 5.50%, 05/15/34	160
264	Series 2931, Class AM, 4.50%, 07/15/19	268
520	Series 2931, Class DC, 4.00%, 06/15/18	519
176	Series 2949, Class PA, 5.50%, 03/15/34	181
103	Series 2958, Class KB, 5.50%, 04/15/35	104
225	Series 2966, Class NC, 5.00%, 04/15/31	227
385	Series 2984, Class NC, 5.50%, 09/15/31	394
125	Series 3000, Class PB, 3.90%, 01/15/23	118
200	Series 3007, Class LB, 4.50%, 04/15/25	202
290	Series 3031, Class AG, 5.00%, 02/15/34	285
241	Series 3036, Class NS, IF, IO, 4.38%, 08/15/35 (m)	27
100	Series 3064, Class OG, 5.50%, 06/15/34	102
330	Series 3098, Class PE, 5.00%, 06/15/34	318
665	Series 3101, Class PD, 5.50%, 05/15/34	679
395	Series 3106, Class PD, 5.50%, 06/15/34	403
350	Series 3151, Class UC, 5.50%, 08/15/35	356
350	Series 3334, Class MB, 5.00%, 09/15/29	352
300	Series 3334, Class MC, 5.00%, 04/15/33	298
	Federal Home Loan Mortgage Corp. STRIPS,
3,850	Series 237, Class S22, IF, IO, 4.33%, 05/15/36 (m)	520
667	Series 237, Class S23, IF, IO, 4.28%, 05/15/36 (m)	89
246	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
	Series T-54, Class 2A, 6.50%, 02/25/43	254
	Federal National Mortgage Association REMICS,
21	Series 1990-7, Class B, 8.50%, 01/25/20	23
11	Series 1990-35, Class E, 9.50%, 04/25/20	12
28	Series 1990-76, Class G, 7.00%, 07/25/20	29

79	Series 1990-106, Class J, 8.50%, 09/25/20	86
14	Series 1991-73, Class A, 8.00%, 07/25/21	16
229	Series 1992-112, Class GB, 7.00%, 07/25/22	245
85	Series 1992-195, Class C, 7.50%, 10/25/22	91
18	Series 1993-197, Class SC, IF, 8.30%, 10/25/08	18
637	Series 1997-42, Class PG, 7.00%, 07/18/12	664
332	Series 1998-37, Class VZ, 6.00%, 06/17/28	348
158	Series 1998-66, Class B, 6.50%, 12/25/28	165
615	Series 2002-18, Class PC, 5.50%, 04/25/17	640
187	Series 2002-19, Class PE, 6.00%, 04/25/17	197
500	Series 2002-24, Class AJ, 6.00%, 04/25/17	534
430	Series 2002-55, Class PG, 5.50%, 09/25/32	422
121	Series 2002-63, Class KC, 5.00%, 10/25/17	124
400	Series 2002-63, Class LB, 5.50%, 10/25/17	417
531	Series 2002-81, Class SJ, IF, IO, 4.89%, 04/25/32 (m)	55
270	Series 2003-33, Class AC, 4.25%, 03/25/33	267
500	Series 2003-39, Class PG, 5.50%, 05/25/23	508
650	Series 2003-47, Class PE, 5.75%, 06/25/33	635
218	Series 2003-53, Class JL, 5.00%, 12/25/31	219
410	Series 2003-55, Class CD, 5.00%, 06/25/23	411
210	Series 2003-58, Class AD, 3.25%, 07/25/33	199
175	Series 2003-63, Class PE, 3.50%, 07/25/33	166
246	Series 2003-67, Class VQ, 7.00%, 01/25/19	264
409	Series 2003-81, Class CB, 4.75%, 09/25/18	409
500	Series 2003-81, Class LC, 4.50%, 09/25/18	499
194	Series 2003-81, Class YC, 5.00%, 09/25/33	188
550	Series 2003-83, Class PG, 5.00%, 06/25/23	560
300	Series 2003-86, Class PX, 4.50%, 02/25/17	306
469	Series 2003-110, Class WA, 4.00%, 08/25/33	457
500	Series 2003-122, Class TE, 5.00%, 12/25/22	507
635	Series 2004-32, Class AY, 4.00%, 05/25/19	609
500	Series 2004-36, Class PC, 5.50%, 02/25/34	517
135	Series 2004-53, Class NC, 5.50%, 07/25/24	142
932	Series 2004-61, Class TS, IF, IO, 4.49%, 10/25/31 (m)	65
702	Series 2004-87, Class JI, IO, 5.00%, 11/25/30 (m)	57
400	Series 2005-13, Class PC, 5.00%, 03/25/31	404
300	Series 2005-18, Class EG, 5.00%, 03/25/25	302
146	Series 2005-23, Class TG, 5.00%, 04/25/35	150
180	Series 2005-34, Class PC, 5.50%, 06/25/32	184
188	Series 2005-38, Class TB, 6.00%, 11/25/34	196
350	Series 2005-59, Class PC, 5.50%, 03/25/31	358
538	Series 2005-65, Class TD, 5.00%, 08/25/35	518
500	Series 2005-67, Class HG, 5.50%, 01/25/35	505
283	Series 2005-68, Class BC, 5.25%, 06/25/35	271
260	Series 2006-43, Class G, 6.50%, 09/25/33 (m)	266
574	Series 2006-43, Class LB, 5.50%, 04/25/35	572
341	Series 2006-49, Class PA, 6.00%, 06/25/36	352
318	Series 2006-59, Class DA, 6.50%, 12/25/33 (m)	325
919	Series 2006-59, Class DC, 6.50%, 12/25/33 (m)	941
340	Series 2006-63, Class AB, 6.50%, 10/25/33 (m)	348

322	Series 2006-63, Class AE, 6.50%, 10/25/33 (m)	329
312	Series 2006-78, Class BC, 6.50%, 01/25/34 (m)	320
500	Series 2007-47, Class PC, 5.00%, 07/25/33	499
500	Series 2007-79, Class PC, 5.00%, 01/25/32	495
145	Series G92-35, Class E, 7.50%, 07/25/22	156
	Government National Mortgage Association,
48	Series 2004-39, Class IM, IO, 5.50%, 01/20/27	-(h)
336	Series 2004-44, Class PK, IO, 5.50%, 10/20/27	7
		50,921

Non-Agency CMO — 2.5%
	Adjustable Rate Mortgage Trust,
185	Series 2005-5, Class 6A21, FRN, 2.83%, 09/25/35 (m)	130
59	Series 2005-6A, Class 2A1, FRN, 2.91%, 11/25/35 (m)	46
657	American Home Mortgage Assets,
	Series 2006-2, Class 2A1, FRN, 2.79%, 09/25/46 (m)	495
154	Cendant Mortgage Corp.,
	Series 2003-8, Class 1A8, 5.25%, 10/25/33	149
	Countrywide Alternative Loan Trust,
231	Series 2004-16CB, Class 2A2, 5.00%, 08/25/19	225
784	Series 2004-28CB, Class 3A1, 6.00%, 01/25/35 (m)	701
832	Series 2006-J5, Class 1A1, 6.50%, 09/25/36 (i)	778
1,323	Countrywide Home Loan Mortgage Pass-Through Trust,
	Series 2002-22, Class A20, 6.25%, 10/25/32 (m)	1,285
308	CS First Boston Mortgage Securities Corp.,
	Series 2004-5, Class 1A8, 6.00%, 09/25/34 (m)	308
531	Downey Savings & Loan Association Mortgage Loan Trust,
	Series 2005- AR6, Class 2A1A, FRN, 2.85%, 10/19/45 (m)	411
506	First Horizon Alternative Mortgage Securities,
	Series 2006-FA4, Class 1A1, 6.00%, 08/25/36 (m)	447
82	First Horizon Asset Securities Inc.,
	Series 2004-AR7, Class 2A1, FRN, 4.91%, 02/25/35	82
189	Greenpoint Mortgage Funding Trust,
	Series 2005-AR4, Class 4A1A, FRN, 2.91%, 10/25/45	149
	Harborview Mortgage Loan Trust,
529	Series 2005-3, Class 2A1A, FRN, 2.80%, 06/19/35	410
474	Series 2005-8, Class 1A2A, FRN, 2.89%, 09/19/35	367
744	Series 2006-5, Class 2A1A, FRN, 2.74%, 07/19/46	564
	Indymac Index Mortgage Loan Trust,
123	Series 2004-AR7, Class A1, FRN, 3.04%, 09/25/34	112
486	Series 2005-AR14, Class 2A1A, FRN, 2.90%, 07/25/35	378
155	Lehman Mortgage Trust,
	Series 2007-4, Class 4A1, 6.00%, 05/25/37	144
70	MASTR Asset Backed Securities Trust,
	Series 2003-4, Class 2A2, 5.00%, 05/25/18	70
201	Medallion Trust (Australia),
	Series 2005-2G, Class A, FRN, 3.12%, 08/22/36	187
	RESI Finance LP (Cayman Islands),
744	Series 2003-C, Class B3, FRN, 4.46%, 09/10/35 (e)	597
186	Series 2003-C, Class B4, FRN, 4.66%, 09/10/35 (e)	147
339	Series 2005-A, Class B3, FRN, 3.64%, 03/10/37 (e)	268

114	Series 2005-A, Class B4, FRN, 3.74%, 03/10/37 (e)	83
239	Series 2005-D, Class B4, FRN, 3.52%, 12/15/37 (e)	149
	Residential Accredit Loans Inc.,
175	Series 2004-QS8, Class A12, 5.00%, 06/25/34	167
784	Series 2006-QS16, Class A7, 6.00%, 11/25/36	715
212	SACO I Inc.,
	Series 1997-2, Class 1A5, 7.00%, 08/25/36 (e) (i)	214
275	Structured Asset Mortgage Investments Inc.,
	Series 2005-AR2, Class 2A1, FRN, 2.83%, 05/25/45	212
	WaMu Mortgage Pass-Through Investments Inc.,
114	Series 2005-AR2, Class 2A21, FRN, 2.93%, 01/25/45	88
265	Series 2005-AR9, Class A1A, FRN, 2.92%, 07/25/45	247
230	Series 2005-AR15, Class A1A1, FRN, 2.86%, 11/25/45	185
330	Washington Mutual Alternative Mortgage Pass-Through Certificates,
	Series 2006-5, Class 2CB1, 6.00%, 07/25/36	314
	Wells Fargo Mortgage Backed Securities Trust,
193	Series 2004-7, Class 2A2, 5.00%, 07/25/19	191
350	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	350
176	Series 2004-EE, Class 3A1, FRN, 4.02%, 12/25/34	171
266	Series 2007-5, Class 2A3, 5.50%, 05/25/22	253
617	Series 2007-7, Class A1, 6.00%, 06/25/37	589
480	Series 2007-11, Class A96, 6.00%, 08/25/37	458
		12,836
	Total Collateralized Mortgage Obligations
	(Cost $63,079)	63,757

Commercial Mortgage-Backed Securities — 0.5%
400	Banc of America Commercial Mortgage Inc.,
	Series 2005-6, Class ASB, VAR, 5.18%, 09/10/47	387
640	Credit Suisse Mortgage Capital Certificates,
	Series 2007-C4, Class A3, VAR, 5.81%, 09/15/39 (m)	627
114	CS First Boston Mortgage Securities Corp.,
	Series 1998-C2, Class A2, 6.30%, 11/15/30	115
245	LB-UBS Commercial Mortgage Trust,
	Series 2006-C4, Class A4, VAR, 5.88%, 06/15/38	250
1,250	Morgan Stanley Capital I,
	Series 2006-IQ11, Class A2, VAR, 5.69%, 10/15/42	1,244
150	TIAA Seasoned Commercial Mortgage Trust (Cayman Islands),
	Series 2007-C4, Class A3, VAR, 6.10%, 08/15/39	153
	Total Commercial Mortgage-Backed Securities
	(Cost $2,807)	2,776

Corporate Bonds — 7.8%

Aerospace & Defense — 0.0% (g)
45	L-3 Communications Corp.,
	5.88%, 01/15/15	43

Airlines — 0.0% (g)
130	Continental Airlines, Inc.,
	7.06%, 09/15/09	130

Auto Components — 0.0% (g)
45	Tenneco Inc.,

	8.13%, 11/15/15 (e)	45
15	TRW Automotive, Inc.,
	7.25%, 03/15/17 (e)	14
		59

Automobiles — 0.1%
	Daimler Finance North America LLC,
200	7.20%, 09/01/09	207
400	FRN, 3.77%, 10/31/08 (m)	399
		606

Beverages — 0.1%
75	Constellation Brands Inc.,
	7.25%, 09/01/16 (m)	73
200	Diageo Capital plc (United Kingdom),
	5.75%, 10/23/17 (m)	205
		278

Capital Markets — 0.9%
65	Arch Western Finance LLC,
	6.75%, 07/01/13 (m)	65
150	Bear Stearns Cos., Inc. (The),
	5.70%, 11/15/14 (y)	144
	Credit Suisse USA, Inc.,
500	6.50%, 01/15/12	531
315	FRN, 3.19%, 06/02/08 (m)	315
	Goldman Sachs Group, Inc. (The),
375	4.75%, 07/15/13	365
250	FRN, 2.69%, 06/23/09	247
55	Hawker Beechcraft Acquisition Co., LLC,
	PIK, 8.88%, 04/01/15	56
255	Lehman Brothers Holdings Capital Trust V,
	5.86%, 05/31/12 (x)	161
	Lehman Brothers Holdings, Inc.,
220	5.25%, 02/06/12	212
450	6.63%, 01/18/12	454
50	LVB Acquisition Merger Sub, Inc.,
	PIK, 10.38%, 10/15/17 (e)	52
	Merrill Lynch & Co. Inc.,
150	4.13%, 01/15/09	148
250	FRN, 3.33%, 10/27/08 (m)	249
450	FRN, 3.44%, 11/01/11	410
	Morgan Stanley,
145	3.63%, 04/01/08 (m)	145
500	5.75%, 10/18/16	484
380	6.63%, 04/01/18	380
		4,418

Chemicals — 0.1%
250	Dow Capital BV (Netherlands),
	8.50%, 06/08/10	279
70	Huntsman LLC,
	11.50%, 07/15/12	75
	Nalco, Co.,

40	7.75%, 11/15/11	41
20	8.88%, 11/15/13	21
40	PolyOne Corp.,
	8.88%, 05/01/12	40
		456

Commercial Banks — 1.5%
300	Bancaja U.S. Debt S.A.U. (Spain),
	FRN, 4.66%, 07/10/09 (e) (m)	292
300	Banco de Sabadell S.A. (Spain),
	FRN, 3.95%, 04/23/10 (e) (m)	287
250	Barclays Bank PLC (United Kingdom),
	7.43%, 12/15/17 (e) (m) (x)	226
100	BNP Paribas (France),
	7.20%, 06/25/37 (e) (m) (x)	89
150	Branch Banking & Trust Co.,
	4.88%, 01/15/13	152
500	CAM U.S. Finance S.A. Sociedad Unipersonal (Spain),
	FRN, 3.39%, 02/01/10 (e) (m)	482
200	Credit Agricole S.A. (France),
	6.64%, 05/31/17 (e) (m) (x)	155
380	Depfa ACS Bank (Ireland),
	5.13%, 03/16/37 (e) (m)	371
200	Deutsche Bank AG (Germany),
	5.38%, 10/12/12 (m)	209
440	FleetBoston Financal Corp.,
	7.38%, 12/01/09	468
	Glitnir Banki HF (Iceland),
275	FRN, 4.15%, 04/20/10 (e)	235
330	FRN, 4.33%, 01/21/11 (e)	251
175	FRN, 4.42%, 10/15/08 (e) (m)	175
	HBOS plc (United Kingdom),
500	5.92%, 10/01/15 (e) (x)	368
100	6.66%, 05/21/37 (e) (x)	71
250	ICICI Bank Ltd. (India),
	FRN, 4.92%, 01/12/10 (e)	239
290	Industrial Bank of Korea (South Korea),
	VAR, 4.00%, 05/19/14 (e)	287
100	Keycorp.,
	4.70%, 05/21/09	101
220	Landsbanki Islands HF (Iceland),
	6.10%, 08/25/11 (e)	192
340	Marshall & IIsley Corp.,
	4.38%, 08/01/09	334
250	National City Corp.,
	4.90%, 01/15/15	180
100	Popular North America Inc.,
	4.25%, 04/01/08	100
100	Royal Bank of Canada (Canada),
	3.88%, 05/04/09	101
	Royal Bank of Scotland Group plc (United Kingdom),

200	6.99%, 10/05/17 (e) (x)	170
200	7.64%, 09/29/17 (x)	172
465	Shinsei Finance II (Cayman Islands),
	7.16%, 07/25/16 (e) (x)	336
215	Societe Generale (France),
	5.92%, 04/05/17 (e) (x)	176
200	Standard Chartered plc (United Kingdom),
	6.41%, 01/30/17 (e) (x)	164
300	SunTrust Bank,
	5.00%, 09/01/15	271
50	UnionBanCal Corp.,
	5.25%, 12/16/13	50
200	Wachovia Corp.,
	3.63%, 02/17/09	199
300	Wells Fargo & Co.,
	6.38%, 08/01/11	319
	Woori Bank (South Korea),
245	VAR, 5.75%, 03/13/14 (e)	244
190	VAR, 6.21%, 05/02/37 (e)	151
		7,617

Commercial Services & Supplies — 0.1%
80	ACCO Brands Corp.,
	7.63%, 08/15/15 (m)	71
	Allied Waste North America Inc.,
15	7.25%, 03/15/15 (m)	15
10	7.38%, 04/15/14 (m)	10
20	Corrections Corp. of America,
	6.25%, 03/15/13 (m)	20
150	Pitney Bowes, Inc.,
	3.88%, 06/15/13	146
		262

Computers & Peripherals — 0.1%
270	Hewlett-Packard Co.,
	4.50%, 03/01/13	274
100	International Business Machines Corp.,
	4.38%, 06/01/09	102
		376

Consumer Finance — 0.5%
100	American Express Credit Corp.,
	3.00%, 05/16/08	100
	American General Finance Corp.,
240	4.00%, 03/15/11	227
130	4.63%, 05/15/09	129
300	FRN, 2.78%, 06/27/08 (m)	298
250	Discover Financial Services,
	FRN, 3.43%, 06/11/10 (e) (m)	211
45	Ford Motor Credit Co., LLC,
	7.80%, 06/01/12 (m)	37
70	GMAC LLC,
	6.88%, 08/28/12 (m)	53

	HSBC Finance Corp.,
600	8.00%, 07/15/10	633
500	FRN, 3.24%, 05/09/08 (m)	500
	International Lease Finance Corp.,
100	5.00%, 04/15/10	100
275	FRN, 3.31%, 05/24/10	260
125	John Deere Capital Corp.,
	5.35%, 04/03/18	126
		2,674

Containers & Packaging — 0.0% (g)
20	Owens Brockway Glass Container, Inc.,
	8.25%, 05/15/13	21
40	Smurfit-Stone Container Enterprises, Inc.,
	8.38%, 07/01/12	36
		57

Diversified Consumer Services — 0.0% (g)
75	Service Corp. International,
	7.38%, 10/01/14	75
25	Stewart Enterprises, Inc.,
	6.25%, 02/15/13	23
		98

Diversified Financial Services — 1.1%
200	Bank of America Corp.,
	7.80%, 02/15/10	214
	Caterpillar Financial Services Corp.,
300	4.50%, 09/01/08	302
155	5.45%, 04/15/18 (m)	158
644	Citigroup Inc.,
	5.00%, 09/15/14	607
	General Electric Capital Corp.,
100	3.13%, 04/01/09	100
550	5.88%, 02/15/12	583
205	Goldman Sachs Capital II,
	5.79%, 06/01/12 (x)	137
	Kaupthing Bank HF (Iceland),
335	5.75%, 10/04/11 (e)	267
475	FRN, 4.96%, 01/15/10 (e)	429
355	Mizuho JGB Investment LLC,
	9.87%, 06/30/08 (e) (m) (x)	356
495	Mizuho Preferred Captial Co. LLC,
	8.79%, 06/30/08 (e) (x)	497
110	MUFG Capital Finance 1 Ltd. (Cayman Islands),
	6.35%, 07/25/16 (x)	90
250	Pemex Finance Ltd. (Cayman Islands),
	FRN, 7.47%, 10/15/09	251
135	QBE Capital Funding II LP (United Kingdom),
	6.80%, 06/01/17 (e) (x)	122
200	Santander Perpetual S.A. Unipersonal (Spain),
	6.67%, 10/24/17 (e) (x)	180
100	SMFG Preferred Capital USD 1 Ltd. (Cayman Islands),

	6.08%, 01/25/17 (e) (x)	78
420	Swiss Re Capital I LP (United Kingdom),
	6.85%, 05/25/16 (e) (x)	391
400	Textron Financial Corp.,
	4.60%, 05/03/10	411
146	TRAINS,
	Series HY1-2006, VAR, 7.55%, 05/01/16 (e)	139
95	Visant Corp.,
	7.63%, 10/01/12	92
		5,404

Diversified Telecommunication Services — 0.5%
	AT&T Inc.,
250	5.88%, 02/01/12	260
265	FRN, 3.28%, 11/14/08 (m)	265
250	BellSouth Corp.,
	6.00%, 10/15/11	262
180	British Telecommunications plc (United Kingdom),
	8.63%, 12/15/10	198
25	Consolidated Communications Holdings, Inc.,
	9.75%, 04/01/12	26
140	Deutsche Telekom International Finance BV (Netherlands),
	8.00%, 06/15/10	150
60	France Telecom S.A. (France),
	7.75%, 03/01/11	65
75	Nordic Telephone Co. Holdings ApS (Denmark),
	8.88%, 05/01/16 (e)	73
600	Nynex Capital Funding Co.,
	SUB, 8.23%, 10/15/09	632
13	Qwest Communications International Inc.,
	FRN, 6.57%, 02/15/09	13
15	Qwest Corp.,
	8.88%, 03/15/12	15
175	Sprint Capital Corp.,
	7.63%, 01/30/11	162
170	Verizon Communications, Inc.,
	6.40%, 02/15/38	166
		2,287

Electric Utilities — 0.5%
380	Abu Dhabi National Energy Co. (United Arab Emirates),
	5.62%, 10/25/12 (e) (m)	392
100	Carolina Power & Light Co.,
	5.13%, 09/15/13	105
90	CenterPoint Energy Houston Electric LLC,
	5.75%, 01/15/14	92
55	Consolidated Edison Co. of New York, Inc.,
	4.70%, 06/15/09	56
500	Duke Energy Carolinas LLC,
	6.25%, 01/15/12	537
150	Exelon Corp.,
	6.75%, 05/01/11	158

	Ohio Power Co.,
120	6.00%, 06/01/16	121
275	FRN, 4.83%, 04/05/10	268
285	Pacificorp.,
	4.30%, 09/15/08 (m)	286
235	PSEG Power LLC,
	7.75%, 04/15/11	253
155	Virginia Electric and Power Co,
	6.35%, 11/30/37	158
		2,426

Electrical Equipment — 0.0% (g)
10	Baldor Electric Co.,
	8.63%, 02/15/17 (m)	10

Electronic Equipment & Instruments — 0.0% (g)
75	NXP BV/NXP Funding LLC (Netherlands),
	9.50%, 10/15/15	62

Energy Equipment & Services — 0.0% (g)
2	Grant Prdeco, Inc.,
	6.13%, 08/15/15	2
80	Transocean, Inc. (Cayman Islands),
	6.80%, 03/15/38	82
		84

Food & Staples Retailing — 0.2%
165	CVS Pass-Through Trust,
	6.04%, 12/10/28 (e) (m)	157
	Kroger Co. (The),
120	6.40%, 08/15/17	127
250	8.05%, 02/01/10	267
115	Safeway Inc.,
	6.35%, 08/15/17	122
	Wal-Mart Stores, Inc.,
200	4.13%, 02/15/11	205
110	5.25%, 09/01/35	97
210	5.38%, 04/05/17	217
55	6.50%, 08/15/37	58
		1,250

Food Products — 0.0% (g)
20	Del Monte Foods Co.,
	6.75%, 02/15/15 (m)	19

Gas Utilities — 0.0% (g)
170	Nakilat, Inc. (Qatar),
	6.07%, 12/31/33 (e)	154

Health Care Equipment & Supplies — 0.0% (g)
40	Cooper Cos., Inc. (The),
	7.13%, 02/15/15 (m)	38

Health Care Providers & Services — 0.0% (g)
40	Community Health Systems, Inc.,
	8.88%, 07/15/15 (m)	40
	HCA, Inc.,
40	9.25%, 11/15/16	42

80	PIK, 9.63%, 11/15/16	83
165

Hotels, Restaurants & Leisure — 0.0% (g)
65	McDonald's Corp.,
	6.30%, 10/15/37	67
	MGM Mirage, Inc.,
65	5.88%, 02/27/14	56
20	6.75%, 04/01/13	18
20	7.50%, 06/01/16	18
		159

Household Durables — 0.0% (g)
11	Beazer Homes USA, Inc.,
	6.88%, 07/15/15 (m)	8
60	Jarden Corp.,
	7.50%, 05/01/17	53
60	Sealy Mattress Co.,
	8.25%, 06/15/14	50
	Visant Holding Corp.,
30	8.75%, 12/01/13	28
15	SUB, 0.00%, 12/01/13	14
		153

Independent Power Producers & Energy Traders — 0.0% (g)
100	Ace INA Holdings, Inc.,
	5.88%, 06/15/14	103
102	NRG Energy, Inc.,
	7.38%, 02/01/16	100
		203

Insurance — 0.4%
350	Allstate Corp., (The),
	6.13%, 02/15/12	374
150	American International Group, Inc.,
	2.88%, 05/15/08	150
155	Liberty Mutual Group, Inc.,
	7.50%, 08/15/36 (e)	147
215	Lincoln National Corp.,
	VAR, 7.00%, 05/17/66	197
150	Nationwide Financial Services,
	6.75%, 05/15/37	125
150	Principal Life Income Funding Trusts,
	3.20%, 04/01/09	150
	Protective Life Secured Trusts,
60	4.00%, 10/07/09	60
150	4.00%, 04/01/11	146
150	Reinsurance Group of America, Inc.,
	VAR, 6.75%, 12/15/65	132
240	Stingray Pass-Through Trust,
	5.90%, 01/12/15 (e)	48
305	XL Capital Ltd. (Cayman Islands),
	6.50%, 04/15/17 (x)	229
		1,758

IT Services — 0.0% (g)
70	Iron Mountain, Inc.,
	6.63%, 01/01/16	67

Leisure Equipment & Products — 0.0% (g)
20	Steinway Musical Instruments, Inc.,
	7.00%, 03/01/14 (e)	17

Machinery — 0.0% (g)
85	Terex Corp.,
	8.00%, 11/15/17	85

Media — 0.4%
35	Charter Communications Operating LLC/Charter Communications Operating Capital,
	8.00%, 04/30/12 (e) (m)	32
100	Comcast Cable Communications Holdings, Inc.,
	8.38%, 03/15/13	111
135	Comcast Corp.,
	6.95%, 08/15/37 (m)	135
100	Cox Communications, Inc.,
	7.75%, 11/01/10	107
90	Dex Media West LLC/Dex Media Finance Co.,
	9.88%, 08/15/13 (m)	78
75	DIRECTV Holding LLC,
	6.38%, 06/15/15 (m)	70
105	Echostar DBS Corp.,
	7.13%, 02/01/16 (m)	98
250	Historic TW, Inc.,
	9.13%, 01/15/13	280
115	News America Holdings, Inc.,
	7.75%, 12/01/45	122
	News America, Inc.,
40	6.20%, 12/15/34	38
250	6.75%, 01/09/38	262
30	Quebecor Media, Inc. (Canada),
	7.75%, 03/15/16 (e)	27
190	TCI Communications, Inc.,
	7.88%, 02/15/26	200
100	Thomson Corp. (The) (Canada),
	4.25%, 08/15/09	100
70	Time Warner Cable, Inc.,
	6.55%, 05/01/37	66
115	Time Warner Entertainment Co., LP,
	8.38%, 07/15/33	129
195	Time Warner, Inc.,
	5.88%, 11/15/16	185
30	WMG Acquisition Corp.,
	7.38%, 04/15/14	23
		2,063

Multi-Utilities — 0.2%
210	Dominion Resources, Inc.,
	6.25%, 06/30/12	223
400	DTE Energy Co.,

	6.65%, 04/15/09	411
235	Midamerican Energy Holdings Co.,
	6.13%, 04/01/36	227
30	Mirant North America LLC,
	7.38%, 12/31/13	30
		891

Multiline Retail — 0.0% (g)
20	Neiman-Marcus Group, Inc.,
	PIK, 9.00%, 10/15/15	20
100	Target Corp.,
	6.50%, 10/15/37	97
		117

Oil, Gas & Consumable Fuels-- 0.5%
90	Canadian Natural Resources Ltd (Canada),
	6.25%, 03/15/38 (m)	86
	Chesapeake Energy Corp.,
50	6.50%, 08/15/17 (m)	48
25	7.00%, 08/15/14 (m)	25
300	Conoco Funding Co. (Canada),
	6.35%, 10/15/11	327
205	Enterprise Products Operating LP,
	6.30%, 09/15/17 (m)	206
280	Gaz Capital S.A. for Gazprom (Russia),
	7.29%, 08/16/37 (e) (m)	255
205	Gazprom International S.A. (Russia),
	7.20%, 02/01/20	208
115	Kinder Morgan Energy Partners LP,
	6.50%, 02/01/37	107
125	Nexen, Inc. (Canada),
	6.40%, 05/15/37	120
170	ONEOK Partners LP,
	5.90%, 04/01/12	177
680	Petroleos de Venezuela S.A. (Venezuela),
	5.50%, 04/12/37	381
241	Qatar Petroleum (Qatar),
	5.58%, 05/30/11 (e)	248
255	Ras Laffan Lieqefied Natural Gas Co. Ltd. III (Qatar),
	5.83%, 09/30/16 (e)	253
60	Sonat, Inc.,
	7.63%, 07/15/11	62
140	Valero Energy Corp.,
	6.63%, 06/15/37	134
		2,637

Paper & Forest Products — 0.0% (g)
	Georgia Pacific Corp.,
30	7.00%, 01/15/15 (e)	28
45	7.70%, 06/15/15	42
		70

Real Estate Investment Trusts (REITs) — 0.1%
45	Host Hotels & Resorts LP,

	7.13%, 11/01/13	44
60	HRPT Properties Trust,
	6.65%, 01/15/18	52
260	WEA Finance LLC/WCI Finance LLC,
	5.70%, 10/01/16 (e)	235
		331

Road & Rail — 0.2%
200	Burlington Northern Santa Fe Corp.,
	6.13%, 03/15/09	204
115	CSX Corp.,
	7.45%, 04/01/38 (m)	118
350	Norfolk Southern Corp.,
	7.05%, 05/01/37	382
250	Union Pacific Corp.,
	6.65%, 01/15/11	264
		968

Semiconductors & Semiconductor Equipment — 0.0% (g)
25	Freescale Semiconductor, Inc.,
	PIK, 9.13%, 12/15/14 (m)	18
50	Sensata Technologies BV (Netherlands),
	8.00%, 05/01/14	44
		62

Software — 0.0% (g)
100	Oracle Corp.,
	5.25%, 01/15/16	100

Specialty Retail — 0.0% (g)
170	Home Depot, Inc.,
	5.88%, 12/16/36	139

Textiles, Apparel & Luxury Goods — 0.0% (g)
40	Hanesbrands, Inc.,
	FRN, 8.20%, 12/15/14	36

Thrifts & Mortgage Finance — 0.2%
	Countrywide Financial Corp.,
125	5.80%, 06/07/12 (m)	113
20	FRN, 2.82%, 03/24/09 (m)	18
300	Countrywide Home Loans, Inc.,
	4.00%, 03/22/11	268
350	Sovereign Bancorp, Inc.,
	FRN, 3.36%, 03/01/09 (m)	342
250	Washington Mutual, Inc.,
	4.63%, 04/01/14	176
		917

Wireless Telecommunication Services — 0.1%
250	America Movil S.A.B. de C.V. (Mexico),
	FRN, 2.76%, 06/27/08 (m)	247
30	Intelsat Jackson Holdings Ltd. (Bermuda),
	9.25%, 06/15/16	30
150	New Cingular Wireless Services, Inc.,
	7.88%, 03/01/11	163
185	Sprint Nextel Corp.,

6.00%, 12/01/16	144
584
Total Corporate Bonds
(Cost $42,172)	40,330

Foreign Government Securities — 1.8%
580	Bundesobligation (Germany),
	4.25%, 10/12/12	940
1,340	Bundesrepublik Deutschland (Germany),
	4.00%, 01/04/18	2,132
120	Federal Republic of Brazil (Brazil),
	12.25%, 03/06/30	199
2,030	French Treasury Note BTAN (France),
	4.50%, 07/12/12	3,295
	Government of Ukraine (Ukraine),
140	6.58%, 11/21/16 (e)	139
605	6.58%, 11/21/16	594
185	IIRSA North Finance Ltd. (Peru),
	8.75%, 05/30/24	211
400	Republic of Argentina (Argentina),
	FRN, 3.00%, 04/30/13	249
170	Republic of Guatemala (Guatemala),
	9.25%, 08/01/13	196
180	Republic of Venezuela (Venezuela),
	9.38%, 01/13/34	167
140	Russian Federation (Russia),
	VAR, 12.75%, 06/24/28 (e)	253
	United Mexican States (Mexico),
60	6.38%, 01/16/13	66
255	8.00%, 09/24/22	324
500	FRN, 5.08%, 01/13/09	501
	Total Foreign Government Securities
	(Cost $9,072)	9,266

Mortgage Pass-Through Securities — 6.3%
	Federal Home Loan Mortgage Corp.,
855	ARM, 5.85%, 11/01/36 (m)	872
511	ARM, 5.87%, 01/01/37 (m)	520
	30 Year, Single Family,
3	9.00%, 08/01/09	3
	Federal Home Loan Mortgage Corp. Gold Pool,
	15 Year, Single Family,
719	4.00%, 05/01/14 - 08/01/18	713
134	6.00%, 04/01/14	138
66	6.50%, 03/01/13 - 06/01/13	68
38	7.00%, 01/01/12 - 06/01/13	41
26	8.00%, 10/01/10	27
	20 Year, Single Family,
400	6.50%, 11/01/22 - 03/01/26	418
	30 Year, Single Family,
77	6.00%, 02/01/35 (m)	79
12	6.50%, 02/01/26	13

13	7.00%, 02/01/26	14
33	7.50%, 05/01/26 - 08/01/27	37
25	8.00%, 04/01/25 - 05/01/25	28
18	8.50%, 07/01/26	20
1,400	TBA, 5.00%, 04/15/38	1,386
872	TBA, 5.50%, 04/15/37	880
11,255	TBA, 6.00%, 04/15/37	11,540
	Other,
103	7.00%, 12/01/14 - 03/01/16	108
	Federal National Mortgage Association,
	15 Year, Single Family,
609	4.50%, 07/01/18 - 11/01/19	608
132	5.00%, 10/01/20	133
106	6.00%, 01/01/14	110
146	6.50%, 05/01/11 - 04/01/13	153
75	7.00%, 06/01/13	79
25	7.50%, 08/01/09	25
250	TBA, 4.50%, 04/25/23	249
52	TBA, 5.50%, 04/25/22	53
3,870	TBA, 6.00%, 04/25/22	3,982
	30 Year, Single Family,
779	5.50%, 07/01/33 - 12/01/33	789
338	6.00%, 05/01/33 - 08/01/33	348
5	6.50%, 02/01/26	5
70	7.00%, 03/01/26 - 05/01/26	75
47	7.50%, 05/01/26 - 11/01/26	50
107	8.00%, 11/01/22 - 06/01/24	117
59	8.50%, 11/01/18	64
37	9.00%, 08/01/24	41
3,266	TBA, 5.50%, 04/25/37	3,297
1,000	TBA, 6.50%, 04/25/38	1,036
	Government National Mortgage Association,
	15 Year, Single Family,
30	5.50%, 04/20/11	30
214	6.50%, 07/15/08 - 09/15/13	225
11	7.00%, 07/15/08	11
	30 Year, Single Family,
179	6.50%, 01/15/24 - 03/15/28	187
198	7.00%, 04/15/24 - 05/15/26	212
35	7.50%, 06/15/25 - 05/15/26	39
74	8.00%, 04/15/24 - 07/20/28	81
220	8.50%, 06/15/22 - 09/20/25	242
6	10.00%, 07/15/18	7
2	13.50%, 05/15/11	2
845	TBA, 6.00%, 04/15/38	872
2,290	TBA, 6.50%, 04/15/33	2,380
	Total Mortgage Pass-Through Securities
	(Cost $31,913)	32,407

U.S. Government Agency Securities — 0.4%
Federal National Mortgage Association,

1,350	5.38%, 11/15/11	1,468
500	7.13%, 01/15/30 (e) (m)	650
	Total U.S. Government Agency Securities
	(Cost $1,946)	2,118

U.S. Treasury Obligations — 7.9%
	U.S. Treasury Bonds,
590	5.00%, 05/15/37 (m)	660
120	6.38%, 08/15/27 (m)	153
4,150	7.88%, 02/15/21	5,755
750	8.50%, 02/15/20	1,076
	U.S. Treasury Bonds Coupon STRIPS,
1,500	02/15/12	1,374
2,100	11/15/14	1,725
5,405	02/15/15	4,366
1,150	08/15/15	907
3,000	08/15/16	2,240
	U.S. Treasury Inflation Indexed Bonds,
998	2.67%, 07/15/17	1,137
257	3.88%, 01/15/09	267
	U.S. Treasury Notes,
1,895	2.88%, 01/31/13 (m)	1,932
7,145	3.25%, 01/15/09 (k) (m)	7,244
4,000	3.88%, 10/31/12	4,252
210	4.25%, 09/30/12 (m)	227
303	4.25%, 11/15/14 (m)	331
1,865	4.25%, 11/15/17 (m)	1,990
60	4.63%, 11/30/08 (m)	61
230	4.75%, 08/15/17 (m)	254
1,200	4.88%, 04/30/08	1,203
3,000	4.88%, 08/15/16	3,360
25	5.13%, 06/30/08 (k) (m)	25
	Total U.S. Treasury Obligations
	(Cost $38,857)	40,539
	Total Long-Term Investments
	(Cost $464,321)	505,328
Number of Rights

Rights — 0.0% (g)

Capital Markets — 0.0% (g)
128	MCG Capital Corp., expiring 04/18/08	-(h)
(Cost $-(h))
Number of Contracts

Options Purchased — 0.0% (g)

Call Options Purchased — 0.0% (g)
27	90 Day Eurodollar Futures, Expiring 06/16/08 @ $97.50, American Style	20
1	90 Day Eurodollar Futures, Expiring 06/16/08 @ $97.63, American Style	1
22	90 Day Eurodollar Futures, Expiring 09/15/08 @ $97.50, American Style	27
22	90 Day Eurodollar Futures, Expiring 12/15/08 @ $97.50, American Style	29
	Total Call Options Purchased	77

Put Options Purchased — 0.0% (g)
27	90 Day Eurodollar Futures, Expiring 06/16/08 @ $97.50, American Style	4

6	U.S. Long Bond Futures, Expiring 04/25/08 @ $117.00, American Style	5
5	U.S. Long Bond Futures, Expiring 04/25/08 @ $118.00, American Style	6
19	U.S. Long Bond Futures, Expiring 05/23/08 @ $115.00, American Style	18

Notional Amount ($)

2,700	FNMA, 30 Year, TBA, 6.00%, Expiring 04/07/08 @ $100.44, European Style	1
	Total Put Options Purchased	34
	Total Options Purchased
	(Cost $145)	111

Principal Amount ($)

Short-Term Investments — 6.3%

Commercial Paper — 0.6%
1,000	Old Line Funding LLC,
	2.71%, 04/30/08 (e) (m) (n)	998
1,250	Windmill Funding I Corp.,
	3.25%, 04/14/08 (e) (m) (n)	1,248
750	Yorktown Capital LLC,
	3.21%, 04/01/08 (m) (n)	750
	Total Commercial Paper
	(Cost $2,997)	2,996

U.S. Treasury Obligation — 0.0% (g)
200	U.S. Treasury Bill,
	1.05%, 6/12/08 (k) (n)	200
	(Cost $200)
Shares

Investment Companies — 5.7%
3,656	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b)	3,656
25,652	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)	25,652
	Total Investment Companies
	(Cost $29,308)	29,308
	Total Short-Term Investments
	(Cost $32,505)	32,504

Total Investments — 104.4%
(Cost $496,971)	537,943

Liabilities in Excess of Other Assets — (4.4)%	(22,774)

NET ASSETS — 100.0%	$515,169

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/08	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
42	Amsterdam Index	April, 2008	$5,860	$257
18	Hang Seng Index	April, 2008	2,617	101
30	2 Year U.S. Treasury Note	June, 2008	6,440	31
1	5 Year Swap	June, 2008	112	1
92	5 Year U.S. Treasury Note	June, 2008	10,510	132
89	10 Year U.S. Treasury Note	June, 2008	10,589	383
29	DAX Index	June, 2008	7,549	288
17	Dow Jones EURO STOXX 50 Index	June, 2008	953	25
156	Euro-Bobl	June, 2008	27,186	(365)
52	Euro-Bund	June, 2008	9,521	(104)
13	Eurodollar	June, 2008	3,176	57
6	FTSE 100 Index	June, 2008	680	17
1	Russell 2000 Index	June, 2008	345	11
77	Russell Mini	June, 2008	5,313	17
243	S & P 500 E-mini	June, 2008	16,087	143
28	S & P MIB Index	June, 2008	6,773	140
4	TOPIX Index	June, 2008	488	4
8	Eurodollar	September, 2008	1,958	(2)
	Short Futures Outstanding
(2)	10 Year Swap	June, 2008	(230)	(4)
(279)	5 Year U.S. Treasury Note	June, 2008	(31,871)	(158)
(54)	10 Year U.S. Treasury Note	June, 2008	(6,423)	(16)
(319)	Dow Jones EURO STOXX 50 Index	June, 2008	(17,874)	(909)
(45)	FTSE 100 Index	June, 2008	(5,098)	(172)
(17)	S & P TSE 60 Index	June, 2008	(2,603)	(4)
(48)	TOPIX Index	June, 2008	(5,853)	57
(19)	U.S. Long Bond	June, 2008	(2,257)	22
(4)	Eurodollar	December, 2008	(978)	(1)
(4)	Eurodollar	March, 2009	(978)	(12)
(17)	Eurodollar	June, 2009	(4,149)	(2)
(16)	Eurodollar	September, 2009	(3,897)	4
(4)	Eurodollar	December, 2009	(971)	(2)
				$(61)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 03/31/08	NET UNREALIZED APPRECIATION (DEPRECIATION)
4,412,779	AUD	05/29/08	$4,019	$4,002	$(17)
3,447,018	CHF	05/29/08	3,174	3,471	297
4,739,431	EUR	05/29/08	7,231	7,464	233
1,673,725	GBP	05/29/08	3,305	3,307	2
7,417,821	HKD	05/29/08	954	955	1
333,935,732	JPY	05/29/08	3,198	3,361	163
4,184,274	NOK	05/29/08	782	818	36
7,368,998	SEK	05/29/08	1,170	1,236	66
			$23,833	$24,614	$781

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 03/31/08	NET UNREALIZED APPRECIATION (DEPRECIATION)
910,907	AUD	05/29/08	$845	$826	$19
2,449,252	CHF	05/29/08	2,435	2,467	(32)
4,141,000	EUR	05/09/08	6,244	6,529	(285)
8,379,249	EUR	05/29/08	12,538	13,196	(658)
1,414,415	GBP	05/29/08	2,817	2,794	23
4,246,877	HKD	05/29/08	547	547	—	(h)
154,702,019	JPY	05/29/08	1,505	1,557	(52)
1,780,548	SEK	05/29/08	291	299	(8)
996,951	SGD	05/29/08	712	726	(14)
			$27,934	$28,941	$(1,007)

Short Positions
PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
$ (5,340)	FHLMC Gold, 30 Year, Single Family, TBA, 6.50%, 04/15/38	$ (5,539)
(1,000)	FNMA, 30 Year, Single Family, TBA, 6.50%, 05/15/38	(1,033)
(845)	GNMA, 30 Year, Single Family, TBA, 5.50%, 04/15/38	(861)
	(Proceeds received of $7,396.)	$ (7,433)

OPTIONS WRITTEN

Call Options Written
DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
90 Day Eurodollar Futures, American Style	$97.75	06/16/08	72	$(27)
90 Day Eurodollar Futures, American Style	98.00	09/15/08	44	(22)
90 Day Eurodollar Futures, American Style	98.00	12/15/08	44	(29)
1 Year Eurodollar Mid-Curve Futures, American Style	97.63	06/13/08	1	(1)
(Premiums received of $73.)				$(79)

Put Options Written
DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
90 Day Eurodollar Futures, American Style	$97.25	06/16/08	72	$(3)
5 Year U.S. Treasury Note Futures, American Style	112.50	05/23/08	42	(19)
U.S. Long Bond Futures, American Style	115.00	04/25/08	6	(2)
U.S. Long Bond Futures, American Style	116.00	04/25/08	5	(3)
(Premiums received of $62.)				$(27)

Payer Options Written on Interest Rate Swaps**
		Option	Swap
Counterparty	Exercise Rate* (r)	Expiration Date	Expiration Date	Notional Amount	Value
Credit Suisse International	4.08% semi-annually	04/09/08	04/09/13	$3,193	$ - (h)
(Premiums received of $26.)

* The Fund would pay a floating rate based on 3-month USD LIBOR, if exercised.
** European Style
Interest Rate Swaps

	Rate Type (r)
	Payments made by	Payments received by	Termination	Notional
Swap Counterparty	the Fund	the Fund	Date	Amount	Value
Credit Suisse International	3 month LIBOR quarterly	3.73% semi-annually	02/25/13	$650	$14
Credit Suisse International	3.94% semi-annually	3 month LIBOR quarterly	04/09/13	1,300	(39)
Credit Suisse International	4.48% semi-annually	3 month LIBOR quarterly	02/25/18	375	(13)
Deutsche Bank AG, New York	2.29% semi-annually	3 month LIBOR quarterly	04/25/10	1,530	5
Deutsche Bank AG, New York	3 month LIBOR quarterly	3.95% semi-annually	04/25/18	355	(4)
					$(37)

Credit Default Swaps

Referenced Obligation	Swap Counterparty	Buy/Sell Protection	Fund Pays/Receives Fixed Rate (r)	Termination Date	Notional Amount	Value
CDX.EM.9	Citibank, N.A. [1]	Buy	265 BPS semi-annually	06/20/13	$480	$2
CDX.EM.9	Barclays Bank plc [2]	Buy	265 BPS semi-annually	06/20/13	140	1
CDX.EM.9	Deutsche Bank AG, New York [3]	Buy	265 BPS semi-annually	06/20/13	530	3
CDX.EM.9	HSBC Bank, N.A. [4]	Buy	265 BPS semi-annually	06/20/13	250	1
CDX.EM.9	Lehman Brothers Special Financing [5]	Buy	265 BPS semi-annually	06/20/13	1,030	5
CDX.EM.9	Merrill Lynch International [6]	Buy	265 BPS semi-annually	06/20/13	440	2
CDX.EM.9	Morgan Stanley Capital Services [7]	Buy	265 BPS semi-annually	06/20/13	620	3
CDX.NA.IG.9	Goldman Sachs Capital Management [8]	Buy	60 BPS quarterly	12/20/12	2,500	94
CDX.NA.IG.9	Goldman Sachs Capital Management [9]	Buy	60 BPS quarterly	12/20/12	2,000	75
CDX.NA.IG.9	Lehman Brothers Special Financing [10]	Buy	60 BPS quarterly	12/20/12	3,000	112
Gaz Capital S.A. for Gazprom, 8.63%, 04/28/34	Deutsche Bank AG, New York	Sell	39 BPS semi-annually	04/20/08	680	—	(h)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	111 BPS semi-annually	12/20/11	150	1
Republic of Brazil, 12.25%, 03/06/30	Union Bank of Switzerland AG	Buy	103 BPS semi-annually	12/20/11	440	5
Republic of Brazil, 12.25%, 03/06/30	Union Bank of Switzerland AG	Buy	102 BPS semi-annually	12/20/11	480	6
Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	60 BPS semi-annually	03/20/12	230	(18)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	54.8 BPS semi-annually	03/20/12	460	(36)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	53.51 BPS semi-annually	03/20/12	450	(36)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	61 BPS semi-annually	03/20/12	170	(13)
Russian AG Bank, 7.18%, 05/16/13	Union Bank of Switzerland AG	Sell	76 BPS semi-annually	02/20/09	910	(14)
Russian AG Bank, 7.18%, 05/16/13	Credit Suisse International	Sell	72 BPS semi-annually	03/20/09	95	(2)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	31 BPS semi-annually	02/20/09	910	3
Russian Federation, 7.50%, 03/31/30	Credit Suisse International	Buy	30 BPS semi-annually	03/20/09	95	—	(h)
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Sell	140 BPS semi-annually	04/20/10	1,000	10
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	104 BPS semi-annually	06/20/10	120	—	(h)
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	101 BPS semi-annually	07/20/10	1,070	(3)
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	52.5 BPS semi-annually	12/20/11	300	(8)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	46 BPS semi-annually	12/20/11	880	(25)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	45.5 BPS semi-annually	12/20/11	960	(28)
United Mexican States, 7.50%, 04/08/33	Morgan Stanley Capital Services	Buy	112 BPS semi-annually	04/20/10	1,000	(12)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	105 BPS semi-annually	06/20/10	120	(1)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	96 BPS semi-annually	07/20/10	1,070	(5)
VTB Capital S.A. for Vneshtorgbank, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	64 BPS semi-annually	05/20/12	190	(18)
						$104
[1] Premiums received of $1.
[2] Premiums received of $-(h).
[3] Premiums received of $2.
[4] Premiums received of $1.
[5] Premiums received of $2.
[6] Premiums received of $1.
[7] Premiums received of $1.
[8] Premiums paid of $137.
[9] Premiums paid of $88.
[10] Premiums paid of $147.

Price Lock Swaps

Swap Counterparty	Referenced Obligation	Price Lock	Termination Date	Notional Amount	Value
Deutsche Bank AG, New York (b)	FNMA, 30 Year, TBA, 6.50%	$103.31	04/07/08	$22,500	$53
Deutsche Bank AG, New York (b)	FHLMC, 4.50%, 01/15/14	104.47	05/14/08	2,735	15
Lehman Brothers Special Financing (a)	FNMA, 30 Year, TBA, 6.00%	101.72	04/07/08	2,600	(18)
Lehman Brothers Special Financing (b)	FNMA, 15 Year, TBA, 5.50%	100.94	04/10/08	2,400	27
					$77

(a) Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price.
(b) Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock.

Total Return Swaps

Swap Counterparty	Referenced Obligation	Payments made by the Fund (r)	Payments received by the Fund (r)	Termination Date	Notional Amount	Value
Morgan Stanley Capital Services	TransCredit Bank, 7.30%, 02/26/09	3 month LIBOR + 20 BPS quarterly	Total Return on TransCredit Bank, 7.30%, 02/26/09 quarterly	02/26/09	RUB 23,400	$57

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
(r)	Rates shown are per annum and payments are as described.
(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2008.

(y)	Subsequent to March 16, 2008, The Bear Stearns Companies Inc. and its affiliates became affiliated with JPMorgan Chase & Co.
ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
AUD	Australian Dollar
BPS	Basis Points
CHF	Swiss Franc
CMO	Collateralized Mortgage Obligation
CVA	Dutch Certification
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of March 31, 2008.
GBP	British Pound
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
HKD	Hong Kong Dollar
IF

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of March 31, 2008. The rate may be subject to a cap and floor.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
NOK	Norwegian Krone
PIK	Payment-In-Kind
REMICS	Real Estate Mortgage Investment Conduits
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
STRIPS

Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2008.
TBA	To Be Announced
TRAINS	Targeted Return Index
USD	United States Dollar
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of March 31, 2008.

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62,315
Aggregate gross unrealized depreciation	(21,343)
Net unrealized appreciation/depreciation	$40,972
Federal income tax cost of investments	$496,971

JPMorgan Dynamic Growth Fund
Schedule of Portfolio Investments
As of March 31, 2008 (Unaudited)

Shares	Security Description	Value ($)

Long-Term Investments — 96.9%

Common Stocks — 96.9%

Biotechnology — 5.2%
500	Genentech, Inc. (a)	40,590
1,900	Gilead Sciences, Inc. (a)	97,907
		138,497

Capital Markets — 5.2%
3,700	Charles Schwab Corp. (The)	69,671
425	Goldman Sachs Group, Inc. (The)	70,291
		139,962

Chemicals — 6.3%
1,100	Monsanto Co.	122,650
300	Potash Corp. of Saskatchewan (Canada)	46,563
		169,213

Communications Equipment — 7.8%
2,600	Cisco Systems, Inc. (a)	62,634
1,000	QUALCOMM, Inc.	41,000
950	Research In Motion Ltd. (Canada) (a)	106,618
		210,252

Computers & Peripherals — 7.8%
800	Apple, Inc. (a)	114,800
2,100	Hewlett-Packard Co.	95,886
		210,686

Construction & Engineering — 2.6%
500	Fluor Corp.	70,580

Diversified Financial Services — 2.6%
150	CME Group, Inc.	70,365

Electrical Equipment — 4.6%
1,200	ABB Ltd. ADR (Switzerland)	32,304
1,100	Emerson Electric Co.	56,606
150	First Solar, Inc. (a)	34,671
		123,581

Energy Equipment & Services — 3.4%
500	National Oilwell Varco, Inc. (a)	29,190
450	Transocean, Inc. (a)	60,840
		90,030

Food & Staples Retailing — 2.7%
1,800	CVS/Caremark Corp.	72,918

Health Care Providers & Services — 1.2%
500	Express Scripts, Inc. (a)	32,160

Hotels, Restaurants & Leisure — 1.1%
400	Las Vegas Sands Corp. (a)	29,456

Household Products — 2.9%
1,000	Colgate-Palmolive Co.	77,910

Internet & Catalog Retail — 1.9%
700	Amazon.com, Inc. (a)	49,910

Internet Software & Services — 4.1%

250	Google, Inc., Class A (a)	110,118

IT Services — 2.5%
300	MasterCard, Inc., Class A	66,897

Life Sciences Tools & Services — 1.9%
600	Covance, Inc. (a)	49,782

Machinery — 3.6%
1,200	Deere & Co.	96,528

Metals & Mining — 1.8%
500	Freeport-McMoRan Copper & Gold, Inc.	48,110

Oil, Gas & Consumable Fuels — 8.2%
1,000	Apache Corp.	120,820
1,625	XTO Energy, Inc.	100,523
		221,343

Pharmaceuticals — 6.1%
1,100	Schering-Plough Corp.	15,851
1,300	Shire plc ADR (United Kingdom)	75,348
1,600	Teva Pharmaceutical Industries Ltd. ADR (Israel)	73,904
		165,103

Semiconductors & Semiconductor Equipment — 1.6%
600	MEMC Electronic Materials, Inc. (a)	42,540

Software — 8.2%
3,300	Activision, Inc. (a)	90,123
1,700	Adobe Systems, Inc. (a)	60,503
1,000	Electronic Arts, Inc. (a)	49,920
700	Microsoft Corp.	19,866
		220,412

Wireless Telecommunication Services — 3.6%
1,500	America Movil S.A.B. de C.V., Series L ADR (Mexico)	95,535
	Total Long-Term Investments
	(Cost $2,798,110)	2,601,888

Short-Term Investment — 3.7%

Investment Company — 3.7%
99,334	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)
	(Cost $99,334)	99,334

Total Investments — 100.6%
(Cost $2,897,444)	2,701,222

Liabilities in Excess of Other Assets — (0.6)%	(16,421)

NET ASSETS — 100.0%	$2,684,801

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt

As of March 31, 2008 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	113,111
Aggregate gross unrealized depreciation	(309,333)
Net unrealized appreciation	$(196,222)
Federal income tax cost of investments	$2,897,444

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Dynamic Growth Fund
Level 1	$ 2,573,383	$ -	$ -	$ -
Level 2	127,839	-	-	-
Level 3	-	-	-	-
Total	$ 2,701,222	$ -	$ -	$ -

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Dynamic Small Cap Core Fund
Schedule of Portfolio Investments
As of March 31, 2008 (Unaudited)

Shares	Security Description	Value ($)

Long-Term Investments — 96.7%

Common Stocks — 96.7%

Air Freight & Logistics — 3.8%
2,100	Dynamex, Inc. (a)	53,130
1,200	Forward Air Corp.	42,528
		95,658

Biotechnology — 3.5%
9,900	Emergent Biosolutions, Inc. (a)	88,308

Chemicals — 2.6%
2,900	Balchem Corp.	66,468

Commercial Banks — 2.4%
1,100	United Bancshares, Inc.	29,315
600	Westamerica Bancorp	31,560
		60,875

Commercial Services & Supplies — 2.6%
1,200	American Reprographics (a)	17,808
900	Multi-Color Corp.	20,124
600	United Stationers, Inc. (a)	28,620
		66,552

Computers & Peripherals — 1.7%
2,400	Stratasys, Inc. (a)	42,720

Consumer Finance — 4.5%
1,000	Cash America International, Inc.	36,400
3,400	Dollar Financial Corp. (a)	78,200
		114,600

Containers & Packaging — 1.1%
700	AptarGroup, Inc.	27,251

Diversified Consumer Services — 2.4%
1,900	Steiner Leisure Ltd. (Bahamas) (a)	62,700

Electrical Equipment — 1.2%
700	Acuity Brands, Inc.	30,065

Electronic Equipment & Instruments — 1.8%
1,900	Brightpoint, Inc. (a)	15,884
3,400	Mercury Computer Systems, Inc. (a)	19,108
340	ScanSource, Inc. (a)	12,305
		47,297

Energy Equipment & Services — 2.1%
1,200	Hornbeck Offshore Services, Inc. (a)	54,804

Food & Staples Retailing — 2.2%
3,100	Winn-Dixie Stores, Inc. (a)	55,676

Food Products — 1.4%
600	Ralcorp Holdings, Inc. (a)	34,890

Health Care Equipment & Supplies — 0.9%
4,400	NMT Medical, Inc. (a)	17,072
1,200	Power Medical Interventions, Inc. (a)	7,218
		24,290

Health Care Providers & Services — 5.6%

11,200	Five Star Quality Care, Inc. (a)	71,120
880	Healthways, Inc. (a)	31,099
700	IPC The Hospitalist Co., Inc. (a)	13,846
700	Owens & Minor, Inc.	27,538
		143,603

Hotels, Restaurants & Leisure — 3.1%
2,630	Gaylord Entertainment Co. (a)	79,663

Household Durables — 1.1%
700	Tupperware Brands Corp.	27,076

Insurance — 3.4%
5,800	Castlepoint Holdings Ltd. (Bermuda)	56,434
260	Darwin Professional Underwriters, Inc. (a)	5,847
500	RLI Corp.	24,785
		87,066

Internet Software & Services — 10.9%
3,100	Knot, Inc. (The) (a)	36,425
4,200	Liquidity Services, Inc. (a)	33,600
15,300	Spark Networks, Inc. (a)	65,484
5,100	Switch & Data Facilities Co., Inc. (a)	52,071
62,800	Think Partnership, Inc. (a)	59,660
1,170	Vocus, Inc. (a)	30,888
		278,128

IT Services — 1.2%
5,000	InfoUSA, Inc.	30,550

Leisure Equipment & Products — 2.7%
300	Pool Corp.	5,667
15,800	Summer Infant, Inc. (a)	62,410
		68,077

Life Sciences Tools & Services — 0.5%
1,400	Enzo Biochem, Inc. (a)	12,726

Machinery — 3.7%
2,000	Columbus McKinnon Corp. (a)	61,960
700	Hurco Cos., Inc. (a)	32,746
		94,706

Media — 8.2%
11,200	Alloy, Inc. (a)	82,320
18,200	Imax Corp. (Canada) (a)	126,854
		209,174

Oil, Gas & Consumable Fuels — 1.7%
1,100	St. Mary Land & Exploration Co.	42,350

Personal Products — 3.4%
9,000	American Oriental Bioengineering, Inc. (China) (a)	72,900
200	Chattem, Inc. (a)	13,268
		86,168

Pharmaceuticals — 0.5%
2,600	Somaxon Pharmaceuticals, Inc. (a)	12,350

Road & Rail — 0.2%
400	Knight Transportation, Inc.	6,584

Semiconductors & Semiconductor Equipment — 4.3%
12,900	PDF Solutions, Inc. (a)	71,079

1,800	Tessera Technologies, Inc. (a)	37,440
108,519

Software — 9.6%
300	ANSYS, Inc. (a)	10,356
8,800	BluePhoenix Solutions Ltd. (Israel) (a)	73,480
13,400	Callidus Software, Inc. (a)	64,454
10,000	Magma Design Automation, Inc. (a)	95,700
		243,990

Textiles, Apparel & Luxury Goods — 1.2%
1,000	Weyco Group, Inc.	29,670

Trading Companies & Distributors — 1.2%
1,000	Applied Industrial Technologies, Inc.	29,890
	Total Long-Term Investments
	(Cost $2,763,383)	2,462,444

Short-Term Investment — 4.1%
104,547	JPMorgan Prime Money Market Fund,
	Institutional Class (b) (m)
	(Cost $104,547)	104,547

Total Investments — 100.8%
(Cost $2,867,930)	2,566,991

Liabilities in Excess of Other Assets — (0.8)%	(20,730)

NET ASSETS — 100.0%	$2,546,261

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2008 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	106,661
Aggregate gross unrealized depreciation	(407,600)
Net unrealized appreciation	$(300,939)

Federal income tax cost of investments	$2,867,930

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

     •     Level 1 – quoted prices in active markets for identical securities
     •     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     •     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. [We will include this additional disclosure for money market books: For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.]

The following is a summary of the inputs used as of March 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Dynamic Small Cap Core Fund
Level 1	$2,566,991	$—	$—	$—
Level 2	—	—	—	—
Level 3	—	—	—	—
Total	$2,566,991	$—	$—	$—

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 98.2%

	Common Stocks — 98.2%

	Aerospace & Defense — 1.6%
62	HEICO Corp. (c)	3,027

	Biotechnology — 3.1%
108	BioMarin Pharmaceutical, Inc. (a) (c)	3,827
53	Myriad Genetics, Inc. (a) (c)	2,127

		5,954

	Capital Markets — 3.9%
27	Affiliated Managers Group, Inc. (a)	2,414
49	Investment Technology Group, Inc. (a)	2,251
49	Lazard Ltd., Class A, (Bermuda)	1,857
55	Och-Ziff Capital Management Group LLC, Class A	1,163

		7,685

	Commercial Services & Supplies — 5.1%
90	FTI Consulting, Inc. (a)	6,386
119	Interface, Inc., Class A	1,678
37	Stericycle, Inc. (a)	1,906

		9,970

	Communications Equipment — 4.4%
138	Foundry Networks, Inc. (a)	1,598
141	Neutral Tandem, Inc. (a)	2,538
207	ViaSat, Inc. (a)	4,497

		8,633

	Computers & Peripherals — 0.5%
45	Synaptics, Inc. (a) (c)	1,072

	Distributors — 2.4%
205	LKQ Corp. (a)	4,609

	Diversified Consumer Services — 1.5%
28	American Public Education, Inc. (a)	843
191	INVESTools, Inc. (a) (c)	2,100

		2,943

	Diversified Financial Services — 1.1%
75	MSCI, Inc., Class A (a)	2,228

	Electrical Equipment — 5.4%
134	EnerSys (a) (c)	3,204
58	General Cable Corp. (a)	3,411
97	Powell Industries, Inc. (a) (c)	3,831

		10,446

	Electronic Equipment & Instruments — 1.7%
109	FLIR Systems, Inc. (a) (c)	3,286

	Energy Equipment & Services — 4.6%
40	Exterran Holdings, Inc. (a)	2,604
62	Hornbeck Offshore Services, Inc. (a) (c)	2,845
56	Oceaneering International, Inc. (a)	3,525

		8,974

	Food & Staples Retailing — 2.0%
206	Susser Holdings Corp. (a)	3,858

	Food Products — 0.4%
160	SunOpta, Inc., (Canada) (a)	815

	Health Care Equipment & Supplies — 6.3%
65	Hologic, Inc. (a)	3,603
39	IDEXX Laboratories, Inc. (a)	1,926
92	Masimo Corp. (a) (c)	2,384
132	Meridian Bioscience, Inc.	4,400

		12,313

	Health Care Providers & Services — 5.2%
98	Chemed Corp.	4,121
46	Healthways, Inc. (a) (c)	1,627
76	Psychiatric Solutions, Inc. (a) (c)	2,575
63	VCA Antech, Inc. (a)	1,731

		10,054

	Health Care Technology — 2.4%
43	Cerner Corp. (a) (c)	1,618
152	Omnicell, Inc. (a)	3,059

		4,677

	Hotels, Restaurants & Leisure — 3.7%
111	Red Robin Gourmet Burgers, Inc. (a) (c)	4,178
87	WMS Industries, Inc. (a) (c)	3,118

		7,296

	Household Durables — 1.3%
262	Champion Enterprises, Inc. (a) (c)	2,630

	Insurance — 0.9%
31	ProAssurance Corp. (a)	1,663

	Internet & Catalog Retail — 1.5%
212	FTD Group, Inc.	2,850

	Internet Software & Services — 3.4%
609	Art Technology Group, Inc. (a)	2,362

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Internet Software & Services — Continued
49	Bankrate, Inc. (a) (c)	2,430
96	DealerTrack Holdings, Inc. (a)	1,941

		6,733

	IT Services — 1.9%
140	Syntel, Inc. (c)	3,723

	Life Sciences Tools & Services — 4.3%
22	Covance, Inc. (a)	1,817
49	Icon plc ADR, (Ireland) (a)	3,193
45	Illumina, Inc. (a) (c)	3,389

		8,399

	Machinery — 5.3%
51	Bucyrus International, Inc., Class A (c)	5,230
117	Kaydon Corp.	5,133

		10,363

	Media — 1.0%
31	Morningstar, Inc. (a)	1,896

	Oil, Gas & Consumable Fuels — 4.6%
38	Cabot Oil & Gas Corp.	1,917
81	Forest Oil Corp. (a)	3,966
68	Penn Virginia Corp.	3,002

		8,885

	Pharmaceuticals — 0.8%
204	Sucampo Pharmaceuticals, Inc., Class A (a)	1,632

	Real Estate Investment Trusts (REITs) — 0.9%
234	Resource Capital Corp. (c)	1,768

	Road & Rail — 0.5%
33	Old Dominion Freight Line, Inc. (a) (c)	1,063

	Semiconductors & Semiconductor Equipment — 4.6%
115	Diodes, Inc. (a) (c)	2,519
74	Hittite Microwave Corp. (a) (c)	2,754
161	Microsemi Corp. (a)	3,678

		8,951

	Software — 6.2%
315	Magma Design Automation, Inc. (a)	3,012
31	Netsuite, Inc. (a)	663
314	Nuance Communications, Inc. (a)	5,462

155	Taleo Corp., Class A (a)	3,006

		12,143

	Specialty Retail — 2.1%
92	J Crew Group, Inc. (a)	4,055

	Textiles, Apparel & Luxury Goods — 3.6%
27	Deckers Outdoor Corp. (a) (c)	2,916
231	Iconix Brand Group, Inc. (a) (c)	4,016

		6,932

	Total Long-Term Investments (Cost $183,142)	191,526

SHARES

	Short-Term Investment — 2.4%

	Investment Company — 2.4%
4,724	JPMorgan Prime Money Market Fund, Institutional Class (m) (b) (Cost $4,724)	4,724

PRINCIPAL AMOUNT ($)

	Investments of Cash Collateral for Securities on Loan — 18.6%

	Corporate Notes — 5.8%
1,150	Alliance & Leicester plc, (United Kingdom), FRN, 3.08%, 09/02/08	1,130
2,000	Banque Federative du Credit Mutuel, (France), FRN, 2.90%, 08/01/08	2,000
2,100	CDC Financial Products, Inc., FRN, 3.15%, 04/30/08 (i)	2,100
1,500	Citigroup Global Markets, Inc., FRN, 3.30%, 04/07/08 (i)	1,500
2,500	Metropolitan Life Global Funding I, FRN, 2.59%, 08/21/08	2,500
2,000	Nationwide Building Society, (United Kingdom), FRN, 3.14%, 07/03/08	2,000

		11,230

	Repurchase Agreements — 11.8%
7,700	Barclays Capital, Inc., 2.50%, dated 03/31/08, due 04/01/08, repurchase price $7,701, collateralized by U.S. Government Agency Mortgages	7,700

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)

	Repurchase Agreements — Continued
7,600	Credit Suisse First Boston LLC, 3.01%, dated 03/31/08, due 04/01/08, repurchase price $7,601, collateralized by U.S. Government Agency Mortgages	7,600
7,640	Lehman Brothers, Inc., 2.99%, dated 03/31/08, due 04/01/08, repurchase price $7,641, collateralized by U.S. Government Agency Mortgages	7,640

		22,940

	Time Deposits — 1.0%
1,000	Den Norske Bank, 3.30%, 04/01/08	1,000
1,000	ING Bank NV, Seoul, 3.60%, 04/01/08	1,000

		2,000

	Total Investments of Cash Collateral for Securities on Loan (Cost $36,190)	36,170

	Total Investments — 119.2% (Cost $224,056)	232,420

	Liabilities in Excess of Other Assets — (19.2)%	(37,364)

	NET ASSETS — 100.0%	$195,056

Percentages indicated are based on net assets.

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,138
Aggregate gross unrealized depreciation	(13,774)

Net unrealized appreciation/depreciation	$8,364

Federal income tax cost of investments	$224,056

ABBREVIATIONS AND DEFINITIONS :

ADR	American Depositary Receipt

FRN	Floating Rate Note. The interest rate shown is the rate in effect as of March 31, 2008.

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

JPMorgan Equity Income II Fund
Schedule of Portfolio Investments
As of March 31, 2008 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 97.6%

Common Stocks — 93.2%

Aerospace & Defense — 1.6%
14	United Technologies Corp.	947

Beverages — 4.1%
24	Anheuser-Busch Cos., Inc.	1,148
21	Coca-Cola Co. (The)	1,248
		2,396

Capital Markets — 3.2%
25	Bank of New York Mellon Corp. (The)	1,040
10	Morgan Stanley	443
13	W.P. Carey & Co. LLC	393
		1,876

Chemicals — 2.8%
5	Air Products & Chemicals, Inc.	423
7	PPG Industries, Inc.	406
15	Rohm & Haas Co.	811
		1,640

Commercial Banks — 3.2%
3	M&T Bank Corp.	258
10	SunTrust Banks, Inc.	529
22	Synovus Financial Corp.	246
25	TCF Financial Corp.	455
15	Wells Fargo & Co.	425
		1,913

Commercial Services & Supplies — 1.0%
16	Pitney Bowes, Inc.	574

Construction Materials — 1.9%
24	Cemex S.A.B. de C.V. ADR (Mexico) (a)	636
8	Vulcan Materials Co.	505
		1,141

Containers & Packaging — 0.4%
19	Temple-Inland, Inc.	235

Distributors — 1.2%
17	Genuine Parts Co.	700

Diversified Financial Services — 3.2%
31	Bank of America Corp.	1,169
35	Citigroup, Inc.	739
		1,908

Diversified Telecommunication Services — 6.4%
46	AT&T, Inc.	1,743
25	Consolidated Communications Holdings, Inc.	371
31	Verizon Communications, Inc.	1,129
44	Windstream Corp.	524
		3,767

Electric Utilities — 3.4%
16	American Electric Power Co., Inc.	645
9	FirstEnergy Corp.	610

30	Northeast Utilities	732
1,987

Electrical Equipment — 2.0%
23	Emerson Electric Co.	1,163

Food & Staples Retailing — 0.3%
6	SUPERVALU, Inc.	189

Food Products — 4.8%
43	B&G Foods, Inc., Class A	471
11	General Mills, Inc.	647
12	Kellogg Co.	631
22	Kraft Foods, Inc., Class A	683
6	Wm. Wrigley, Jr., Co.	377
		2,809

Household Durables — 1.2%
3	Black & Decker Corp.	225
7	Fortune Brands, Inc.	486
		711

Household Products — 1.9%
16	Procter & Gamble Co.	1,121

Industrial Conglomerates — 2.3%
37	General Electric Co.	1,369

Insurance — 6.0%
15	Allstate Corp. (The)	735
21	Chubb Corp. (The)	1,059
7	Hartford Financial Services Group, Inc.	515
14	IPC Holdings Ltd. (Bermuda)	395
7	Old Republic International Corp.	92
18	OneBeacon Insurance Group Ltd.	348
9	Travelers Cos., Inc. (The)	431
		3,575

Marine — 1.8%
37	Seaspan Corp. (Hong Kong)	1,054

Media — 1.0%
32	Regal Entertainment Group, Class A	615

Multi-Utilities — 3.4%
29	CMS Energy Corp.	390
24	PG&E Corp.	891
38	Xcel Energy, Inc.	748
		2,029

Oil, Gas & Consumable Fuels — 12.9%
20	Chevron Corp.	1,670
17	ConocoPhillips	1,298
20	Energy Transfer Equity LP	634
36	Exxon Mobil Corp.	3,049
18	NuStar GP Holdings LLC	443
8	Royal Dutch Shell plc ADR (Netherlands)	517
		7,611

Pharmaceuticals — 8.0%
16	Abbott Laboratories	882
15	Johnson & Johnson	992

24	Merck & Co., Inc.	892
14	Novartis AG ADR (Switzerland)	733
39	Pfizer, Inc.	814
10	Wyeth	419
		4,732

Real Estate Investment Trusts (REITs) — 3.8%
6	Agree Realty Corp.	151
7	Plum Creek Timber Co., Inc.	269
7	Public Storage	620
13	Rayonier, Inc.	565
10	Regency Centers Corp.	615
		2,220

Real Estate Management & Development — 0.3%
6	Forestar Real Estate Group, Inc. (a)	154

Semiconductors & Semiconductor Equipment — 1.2%
34	Intel Corp.	716

Software — 0.0% (g)
-(h)	CA, Inc.	11

Specialty Retail — 0.8%
21	Limited Brands, Inc.	366
2	Sherwin-Williams Co. (The)	112
		478

Textiles, Apparel & Luxury Goods — 1.8%
14	V.F. Corp.	1,077

Thrifts & Mortgage Finance — 2.2%
20	Freddie Mac	514
47	People's United Financial, Inc.	808
		1,322

Tobacco — 4.4%
19	Altria Group, Inc.	430
17	Loews Corp. - Carolina Group	1,211
19	Philip Morris International, Inc. (a)	979
		2,620

Transportation Infrastructure — 0.3%
7	Macquarie Infrastructure Co. LLC	189

Wireless Telecommunication Services — 0.4%
6	Crown Castle International Corp. (a)	210
	Total Common Stocks
	(Cost $47,012)	55,059

Principal Amount ($)

Convertible Bond — 4.4%

Media — 4.4%
2,620	Liberty Media LLC,
	0.75%, 3/30/23
	(Cost $2,827)	2,594
	Total Long-Term Investments
	(Cost $49,839)	57,653

Shares

Short-Term Investment — 0.8%

Investment Company — 0.8%
527	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)
	(Cost $527)	527

Total Investments — 98.4%
(Cost $50,366)	58,180

Other Assets in Excess of Liabilities — 1.6%	916

NET ASSETS — 100.0%	$59,096

Percentages indicated are based on net assets.

As of March 31, 2008 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	10,910
Aggregate gross unrealized depreciation	(3,096)
Net unrealized appreciation	$7,814

Federal income tax cost of investments	$50,366

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand (shares or dollars).

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt

JPMorgan Growth & Income Fund
Schedule of Portfolio Investments
As of March 31, 2008 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 96.2%

Common Stocks — 96.2%

Aerospace & Defense — 2.7%
185	Spirit Aerosystems Holdings, Inc., Class A (a)	4,108
120	United Technologies Corp.	8,272
		12,380

Beverages — 2.8%
146	Anheuser-Busch Cos., Inc.	6,918
183	Constellation Brands, Inc., Class A (a)	3,228
70	Fomento Economico Mexicano S.A.B. de C.V. ADR (Mexico)	2,929
		13,075

Capital Markets — 1.8%
30	Lehman Brothers Holdings, Inc.	1,121
98	Morgan Stanley	4,456
51	T. Rowe Price Group, Inc.	2,555
		8,132

Chemicals — 1.6%
136	Rohm & Haas Co.	7,360

Commercial Banks — 2.5%
27	M&T Bank Corp.	2,189
251	Synovus Financial Corp.	2,777
120	TCF Financial Corp.	2,145
148	Wells Fargo & Co.	4,295
		11,406

Communications Equipment — 1.3%
142	Cisco Systems, Inc. (a)	3,430
107	Corning, Inc.	2,570
		6,000

Computers & Peripherals — 1.7%
23	Apple, Inc. (a)	3,358
39	International Business Machines Corp.	4,502
		7,860

Construction Materials — 2.1%
250	Cemex S.A.B. de C.V. ADR (Mexico) (a)	6,538
44	Vulcan Materials Co.	2,935
		9,473

Consumer Finance — 1.8%
190	American Express Co.	8,324

Containers & Packaging — 0.8%
59	Pactiv Corp. (a)	1,544
160	Temple-Inland, Inc.	2,039
		3,583

Diversified Financial Services — 3.7%
290	Bank of America Corp.	10,990
289	Citigroup, Inc.	6,187
		17,177

Diversified Telecommunication Services — 3.5%
209	AT&T, Inc.	8,009

230	Verizon Communications, Inc.	8,373
16,382

Electric Utilities — 3.5%
114	American Electric Power Co., Inc.	4,758
172	Edison International	8,436
50	FPL Group, Inc.	3,131
		16,325

Electrical Equipment — 0.8%
72	Emerson Electric Co.	3,679

Electronic Equipment & Instruments — 0.9%
116	Tyco Electronics Ltd. (Bermuda)	3,992

Food & Staples Retailing — 2.5%
189	Safeway, Inc.	5,547
112	Wal-Mart Stores, Inc.	5,885
		11,432

Food Products — 1.0%
80	General Mills, Inc.	4,772

Health Care Equipment & Supplies — 1.7%
97	Baxter International, Inc.	5,632
47	Covidien Ltd.	2,094
		7,726

Health Care Providers & Services — 3.5%
72	Aetna, Inc.	3,035
110	Cardinal Health, Inc.	5,755
56	Coventry Health Care, Inc. (a)	2,244
97	Lincare Holdings, Inc. (a)	2,732
75	UnitedHealth Group, Inc.	2,563
		16,329

Hotels, Restaurants & Leisure — 2.1%
136	Marriott International, Inc., Class A	4,683
88	McDonald's Corp.	4,914
		9,597

Household Durables — 0.9%
44	Fortune Brands, Inc.	3,072
47	KB Home	1,150
		4,222

Household Products — 0.8%
55	Procter & Gamble Co.	3,833

Industrial Conglomerates — 0.8%
104	General Electric Co.	3,845

Insurance — 7.9%
181	Chubb Corp. (The)	8,956
90	Hartford Financial Services Group, Inc.	6,827
152	IPC Holdings Ltd. (Bermuda)	4,262
105	Loews Corp.	4,223
78	MetLife, Inc.	4,706
52	Prudential Financial, Inc.	4,092
69	Travelers Cos., Inc. (The)	3,283
		36,349

Internet & Catalog Retail — 1.1%

72	Expedia, Inc. (a)	1,572
204	Liberty Media Corp. - Interactive, Class A (a)	3,295
		4,867

IT Services — 0.9%
190	Western Union Co. (The)	4,037

Leisure Equipment & Products — 0.3%
80	Eastman Kodak Co.	1,421

Marine — 0.6%
105	Seaspan Corp. (Hong Kong) (c)	2,980

Media — 4.0%
53	AH Belo Corp., Class A (a)	605
180	Belo Corp., Class A	1,903
99	Clear Channel Communications, Inc.	2,902
131	Comcast Corp., Class A	2,539
33	Lamar Advertising Co., Class A (a) (c)	1,189
107	Liberty Media Corp. - Entertainment, Class A (a)	2,413
70	Omnicom Group, Inc.	3,075
281	Time Warner, Inc.	3,941
		18,567

Metals & Mining — 1.0%
129	Alcoa, Inc.	4,652

Multi-Utilities — 1.5%
307	CMS Energy Corp.	4,162
79	PG&E Corp.	2,894
		7,056

Multiline Retail — 0.5%
104	Macy's, Inc.	2,408

Oil, Gas & Consumable Fuels — 13.7%
146	Chevron Corp.	12,467
124	ConocoPhillips	9,418
85	Devon Energy Corp.	8,816
217	Exxon Mobil Corp.	18,361
50	Marathon Oil Corp.	2,289
207	Teekay Corp. (Bahamas)	8,804
93	Williams Cos., Inc.	3,057
		63,212

Pharmaceuticals — 4.7%
39	Johnson & Johnson	2,524
179	Merck & Co., Inc.	6,797
115	Novartis AG ADR (Switzerland)	5,876
116	Schering-Plough Corp.	1,673
120	Wyeth	4,990
		21,860

Real Estate Investment Trusts (REITs) — 1.1%
179	iStar Financial, Inc.	2,508
58	Plum Creek Timber Co., Inc.	2,377
		4,885

Real Estate Management & Development — 3.0%
166	Brookfield Asset Management, Inc., Class A (Canada)	4,451
426	Brookfield Properties Co. (Canada)	8,221

55	Forestar Real Estate Group, Inc. (a)	1,371
14,043

Road & Rail — 0.6%
51	Norfolk Southern Corp.	2,743

Semiconductors & Semiconductor Equipment — 1.3%
279	Intel Corp.	5,899

Software — 1.9%
303	Microsoft Corp.	8,611

Specialty Retail — 1.6%
23	AutoZone, Inc. (a)	2,607
92	Lowe's Cos., Inc.	2,115
60	Tiffany & Co.	2,510
		7,232

Textiles, Apparel & Luxury Goods — 1.4%
84	V.F. Corp.	6,503

Thrifts & Mortgage Finance — 1.5%
96	Fannie Mae	2,516
173	Freddie Mac	4,370
		6,886

Tobacco — 2.4%
119	Altria Group, Inc.	2,635
38	Loews Corp. - Carolina Group	2,750
119	Philip Morris International, Inc. (a)	6,004
		11,389

Transportation Infrastructure — 0.4%
68	Macquarie Infrastructure Co. LLC	1,987
	Total Long-Term Investments
	(Cost $413,361)	444,491

Short-Term Investment — 6.3%

Investment Company — 6.3%
28,828	JPMorgan Prime Money Market Fund,
	Institutional Class (b) (m)
	(Cost $28,828)	28,828

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 0.4%

Repurchase Agreements — 0.4%
375	Barclays Capital, 2.50%, dated 03/31/08, due 04/01/08, repurchase price $375, collateralized by U.S. Government Agency Mortgages	375
350	Credit Suisse First Boston LLC, 3.01%, dated 03/31/08, due 04/01/08, repurchase price $350, collateralized by U.S. Government Agency Mortgages	350
400	Goldman Sachs & Co., 2.75%, dated 03/31/08, due 04/01/08, repurchase price $400, collateralized by U.S. Government Agency Mortgages	400
375	Lehman Brothers, Inc., 2.99%, dated 03/31/08, due 04/01/08, repurchase price $375, collateralized by U.S. Government Agency Mortgages	375

352	Merrill Lynch & Co., 2.55%, dated 03/31/08, due 04/01/08, repurchase price $352, collateralized by U.S. Government Agency Mortgages	352
	Total Investments of Cash Collateral for Securities on Loan (Cost $1,852)	1,852

Total Investments — 102.9%
(Cost $444,041)	475,171

Liabilities in Excess of Other Assets — (2.9)%	(13,240)

NET ASSETS — 100.0%	$461,931

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt

As of March 31, 2008 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	63,265
Aggregate gross unrealized depreciation	(32,135)
Net unrealized appreciation	$31,130

Federal income tax cost of investments	$444,041

JPMorgan Intrepid America Fund
Schedule of Portfolio Investments
As of March 31, 2008 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 98.5%

Common Stocks — 98.5%

Aerospace & Defense — 5.7%
555	General Dynamics Corp.	46,262
937	Honeywell International, Inc.	52,849
505	Lockheed Martin Corp.	50,176
345	Northrop Grumman Corp.	26,852
529	Raytheon Co.	34,198
		210,337

Auto Components — 0.8%
229	Autoliv, Inc. (Sweden)	11,481
255	Johnson Controls, Inc.	8,615
336	Lear Corp. (a)	8,703
		28,799

Beverages — 0.7%
452	Coca-Cola Enterprises, Inc.	10,929
237	PepsiAmericas, Inc.	6,058
298	Pepsi Bottling Group, Inc.	10,119
		27,106

Capital Markets — 6.6%
363	American Capital Strategies Ltd.	12,414
883	Bank of New York Mellon Corp. (The)	36,843
328	Federated Investors, Inc., Class B	12,829
567	GLG Partners, Inc. (a)	6,726
209	Goldman Sachs Group, Inc. (The)	34,583
452	Invesco Ltd.	11,011
236	Investment Technology Group, Inc. (a)	10,875
544	Lehman Brothers Holdings, Inc.	20,465
256	Merrill Lynch & Co., Inc.	10,413
265	Morgan Stanley	12,110
402	Raymond James Financial, Inc.	9,238
580	State Street Corp.	45,852
586	TD AMERITRADE Holding Corp. (a)	9,680
356	Waddell & Reed Financial, Inc.	11,425
		244,464

Chemicals — 0.8%
311	Celanese Corp., Class A	12,129
99	CF Industries Holdings, Inc.	10,217
227	Terra Industries, Inc. (a)	8,058
		30,404

Commercial Banks — 3.5%
225	Bank of Hawaii Corp.	11,151
570	PNC Financial Services Group, Inc.	37,375
477	U.S. Bancorp	15,432
2,232	Wells Fargo & Co.	64,937
		128,895

Commercial Services & Supplies — 0.8%

1,039	Allied Waste Industries, Inc. (a)	11,236
352	R.R. Donnelley & Sons Co.	10,681
157	Watson Wyatt Worldwide, Inc., Class A	8,887
		30,804

Communications Equipment — 0.3%
261	CommScope, Inc. (a)	9,098

Computers & Peripherals — 5.9%
253	Apple, Inc. (a)	36,334
1,608	Hewlett-Packard Co.	73,417
746	International Business Machines Corp.	85,917
507	Seagate Technology (Cayman Islands)	10,623
391	Western Digital Corp. (a)	10,581
		216,872

Consumer Finance — 0.2%
446	Discover Financial Services	7,308

Diversified Consumer Services — 0.3%
205	ITT Educational Services, Inc. (a)	9,411

Diversified Financial Services — 0.6%
286	Bank of America Corp.	10,827
282	Nasdaq OMX Group, (The) (a)	10,902
		21,729

Diversified Telecommunication Services — 3.7%
2,742	AT&T, Inc.	105,015
281	CenturyTel, Inc.	9,344
263	Embarq Corp.	10,558
909	Windstream Corp.	10,860
		135,777

Electric Utilities — 1.1%
821	Edison International	40,236

Electronic Equipment & Instruments — 0.7%
366	Arrow Electronics, Inc. (a)	12,319
353	Avnet, Inc. (a)	11,560
		23,879

Energy Equipment & Services — 1.0%
187	ENSCO International, Inc.	11,723
452	National Oilwell Varco, Inc. (a)	26,364
		38,087

Food & Staples Retailing — 2.1%
329	BJ's Wholesale Club, Inc. (a)	11,728
433	CVS/Caremark Corp.	17,557
1,613	Kroger Co. (The)	40,962
300	SUPERVALU, Inc.	9,000
		79,247

Food Products — 0.6%
348	Flowers Foods, Inc.	8,606
344	Fresh Del Monte Produce, Inc. (Cayman Islands) (a)	12,532
		21,138

Gas Utilities — 0.3%
177	Energen Corp.	11,021

Health Care Providers & Services — 3.6%

921	Aetna, Inc.	38,752
310	AMERIGROUP Corp. (a)	8,467
249	Cigna Corp.	10,110
150	Humana, Inc. (a)	6,733
430	Medco Health Solutions, Inc. (a)	18,830
575	UnitedHealth Group, Inc.	19,750
685	WellPoint, Inc. (a)	30,207
		132,849

Hotels, Restaurants & Leisure — 1.5%
987	McDonald's Corp.	55,045

Household Durables — 0.2%
229	Tupperware Brands Corp.	8,873

Household Products — 1.7%
187	Church & Dwight Co., Inc.	10,127
120	Clorox Co.	6,808
113	Energizer Holdings, Inc. (a)	10,233
559	Kimberly-Clark Corp.	36,103
		63,271

Industrial Conglomerates — 0.4%
208	Walter Industries, Inc.	13,040

Insurance — 4.2%
714	ACE Ltd. (Bermuda)	39,296
194	Axis Capital Holdings Ltd. (Bermuda)	6,606
838	Chubb Corp.	41,459
603	Loews Corp.	24,261
922	Travelers Cos., Inc. (The)	44,099
		155,721

Internet & Catalog Retail — 0.6%
415	Expedia, Inc. (a)	9,089
105	priceline.com, Inc. (a)	12,690
		21,779

IT Services — 1.5%
1,327	Accenture Ltd., Class A (Bermuda)	46,660
257	Hewitt Associates, Inc., Class A (a)	10,233
		56,893

Machinery — 3.7%
716	Caterpillar, Inc.	56,056
249	Cummins, Inc.	11,658
534	Deere & Co.	42,923
308	Manitowoc Co., Inc. (The)	12,558
186	Parker Hannifin Corp.	12,849
		136,044

Media — 2.9%
259	Omnicom Group, Inc.	11,442
1,106	Viacom, Inc., Class B (a)	43,828
1,682	Walt Disney Co. (The)	52,794
		108,064

Metals & Mining — 3.3%
211	AK Steel Holding Corp.	11,466
527	Freeport-McMoRan Copper & Gold, Inc.	50,689

647	Nucor Corp.	43,821
126	United States Steel Corp.	16,024
		122,000

Multi-Utilities — 2.4%
737	CenterPoint Energy, Inc.	10,517
919	Dominion Resources, Inc.	37,540
977	Public Service Enterprise Group, Inc.	39,262
		87,319

Office Electronics — 0.6%
1,443	Xerox Corp.	21,602

Oil, Gas & Consumable Fuels — 11.6%
1,019	Chevron Corp.	86,990
920	ConocoPhillips	70,136
1,994	Exxon Mobil Corp.	168,610
200	Holly Corp.	8,691
757	Occidental Petroleum Corp.	55,361
817	Valero Energy Corp.	40,103
		429,891

Personal Products — 0.4%
324	Herbalife Ltd. (Cayman Islands)	15,371

Pharmaceuticals — 7.2%
1,006	Eli Lilly & Co.	51,905
826	Johnson & Johnson	53,557
1,414	Merck & Co., Inc.	53,661
382	Perrigo Co.	14,417
3,727	Pfizer, Inc.	78,004
442	Warner Chilcott Ltd., Class A (a)	7,947
269	Watson Pharmaceuticals, Inc. (a)	7,878
		267,369

Real Estate Investment Trusts (REITs) — 1.3%
538	Annaly Capital Management, Inc.	8,243
330	Hospitality Properties Trust	11,230
476	ProLogis	27,994
		47,467

Road & Rail — 1.8%
231	Con-way, Inc.	11,430
868	CSX Corp.	48,640
138	Norfolk Southern Corp.	7,491
		67,561

Semiconductors & Semiconductor Equipment — 2.0%
961	Amkor Technology, Inc. (a)	10,277
291	Lam Research Corp. (a)	11,111
544	MEMC Electronic Materials, Inc. (a)	38,555
666	NVIDIA Corp. (a)	13,180
		73,123

Software — 4.8%
340	BMC Software, Inc. (a)	11,047
1,490	Compuware Corp. (a)	10,939
2,970	Microsoft Corp.	84,280
2,965	Oracle Corp. (a)	57,993

459	Sybase, Inc. (a)	12,059
176,318

Specialty Retail — 2.2%
398	Aeropostale, Inc. (a)	10,798
121	AutoZone, Inc. (a)	13,716
172	Best Buy Co., Inc.	7,115
1,281	Gap, Inc. (The)	25,202
212	Sherwin-Williams Co. (The)	10,795
422	TJX Cos., Inc.	13,946
		81,572

Textiles, Apparel & Luxury Goods — 1.3%
692	Nike, Inc., Class B	47,083

Tobacco — 3.6%
1,086	Altria Group, Inc.	24,114
154	Loews Corp. - Carolina Group	11,158
1,086	Philip Morris International, Inc. (a)	54,940
617	Reynolds American, Inc.	36,433
132	UST, Inc.	7,186
		133,831
	Total Long-Term Investments
	(Cost $3,379,479)	3,636,698

Short-Term Investment — 1.3%

Investment Company — 1.3%
48,432	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)
	(Cost $48,432)	48,432

Total Investments — 99.8%
(Cost $3,427,911)	3,685,130

Other Assets in Excess of Liabilities — 0.2%	8,987

NET ASSETS — 100.0%	$3,694,117

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

Futures Contracts
(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/08	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
100	S&P 500	June, 2008	$33,100	$381

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$453,556

Aggregate gross unrealized depreciation	-196,337
Net unrealized appreciation/depreciation	$257,219

Federal income tax cost of investments	$3,427,911

JPMorgan Intrepid Growth Fund
Schedule of Portfolio Investments
As of March 31, 2008 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 99.1%

Common Stocks — 99.1%

Aerospace & Defense — 5.8%
711	Honeywell International, Inc.	40,087
386	Lockheed Martin Corp.	38,310
348	Northrop Grumman Corp.	27,062
257	Precision Castparts Corp.	26,204
		131,663

Auto Components — 0.3%
233	Johnson Controls, Inc.	7,862

Beverages — 0.5%
165	Hansen Natural Corp. (a)	5,814
190	Pepsi Bottling Group, Inc.	6,426
		12,240

Biotechnology — 3.6%
438	Biogen Idec, Inc. (a)	26,989
913	Gilead Sciences, Inc. (a)	47,037
185	OSI Pharmaceuticals, Inc. (a)	6,898
		80,924

Capital Markets — 4.2%
183	Federated Investors, Inc., Class B	7,159
553	GLG Partners, Inc. (a)	6,558
121	Goldman Sachs Group, Inc. (The)	19,963
149	Investment Technology Group, Inc. (a)	6,885
190	Northern Trust Corp.	12,629
462	State Street Corp.	36,474
385	TD AMERITRADE Holding Corp. (a)	6,355
		96,023

Chemicals — 1.5%
181	Celanese Corp., Class A	7,072
54	CF Industries Holdings, Inc.	5,616
172	Mosiac Co. (The) (a)	17,668
138	Terra Industries, Inc. (a)	4,914
		35,270

Commercial Services & Supplies — 0.8%
80	FTI Consulting, Inc. (a)	5,662
110	IHS, Inc., Class A (a)	7,061
212	R.R. Donnelley & Sons Co.	6,438
		19,161

Communications Equipment — 0.5%
173	CommScope, Inc. (a)	6,022
249	Corning, Inc.	5,988
		12,010

Computers & Peripherals — 10.0%
510	Apple, Inc. (a)	73,185
1,505	Hewlett-Packard Co.	68,718
624	International Business Machines Corp.	71,836

305	Seagate Technology (Cayman Islands)	6,385
254	Western Digital Corp. (a)	6,868
		226,992

Containers & Packaging — 0.3%
126	Owens-Illinois, Inc. (a)	7,127

Diversified Consumer Services — 0.5%
124	Apollo Group, Inc., Class A (a)	5,357
133	ITT Educational Services, Inc. (a)	6,086
		11,443

Diversified Financial Services — 0.3%
175	Nasdaq OMX Group, (The) (a)	6,746

Diversified Telecommunication Services — 1.0%
582	AT&T, Inc.	22,306

Electric Utilities — 0.5%
247	Edison International	12,088

Electronic Equipment & Instruments — 0.9%
174	Amphenol Corp., Class A	6,489
212	Avnet, Inc. (a)	6,945
66	Mettler-Toledo International, Inc. (a)	6,400
		19,834

Energy Equipment & Services — 2.0%
112	ENSCO International, Inc.	7,001
550	National Oilwell Varco, Inc. (a)	32,132
157	Superior Energy Services, Inc. (a)	6,213
		45,346

Food & Staples Retailing — 2.8%
251	BJ's Wholesale Club, Inc. (a)	8,958
266	Costco Wholesale Corp.	17,302
943	CVS/Caremark Corp.	38,201
		64,461

Food Products — 0.9%
157	Archer-Daniels-Midland Co.	6,454
80	Bunge Ltd.	6,933
311	Flowers Foods, Inc.	7,685
		21,072

Gas Utilities — 0.3%
116	Energen Corp.	7,208

Health Care Equipment & Supplies — 1.9%
631	Baxter International, Inc.	36,508
142	Kinetic Concepts, Inc. (a)	6,555
		43,063

Health Care Providers & Services — 4.7%
688	Aetna, Inc.	28,962
195	AMERIGROUP Corp. (a)	5,318
122	Coventry Health Care, Inc. (a)	4,923
218	Express Scripts, Inc. (a)	14,041
105	Humana, Inc. (a)	4,692
753	Medco Health Solutions, Inc. (a)	32,965
345	WellPoint, Inc. (a)	15,221
		106,122

Hotels, Restaurants & Leisure — 1.8%
188	Bally Technologies, Inc. (a)	6,439
634	McDonald's Corp.	35,377
		41,816

Household Products — 1.4%
140	Church & Dwight Co., Inc.	7,588
229	Colgate-Palmolive Co.	17,802
66	Energizer Holdings, Inc. (a)	5,981
		31,371

Industrial Conglomerates — 0.7%
138	McDermott International, Inc. (a)	7,554
118	Walter Industries, Inc.	7,365
		14,919

Insurance — 1.0%
239	Aspen Insurance Holdings Ltd. (Bermuda)	6,310
111	Assurant, Inc.	6,761
178	Axis Capital Holdings Ltd. (Bermuda)	6,038
72	Chubb Corp.	3,558
		22,667

Internet & Catalog Retail — 2.1%
479	Amazon.com, Inc. (a)	34,117
270	Expedia, Inc. (a)	5,902
68	priceline.com, Inc. (a)	8,158
		48,177

IT Services — 3.6%
1,020	Accenture Ltd., Class A (Bermuda)	35,880
189	Hewitt Associates, Inc., Class A (a)	7,505
169	MasterCard, Inc., Class A	37,775
		81,160

Life Sciences Tools & Services — 1.7%
81	Invitrogen Corp. (a)	6,940
579	Thermo Fisher Scientific, Inc. (a)	32,888
		39,828

Machinery — 3.0%
127	AGCO Corp. (a)	7,593
129	Cummins, Inc.	6,035
340	Deere & Co.	27,374
184	Gardner Denver, Inc. (a)	6,834
104	Joy Global, Inc.	6,763
183	Manitowoc Co., Inc. (The)	7,470
104	Parker Hannifin Corp.	7,232
		69,301

Marine — 0.4%
168	Kirby Corp. (a)	9,565

Media — 2.9%
241	CTC Media, Inc. (Russia) (a)	6,677
61	Morningstar, Inc. (a)	3,736
486	Viacom, Inc., Class B (a)	19,247
1,170	Walt Disney Co. (The)	36,721
		66,381

Metals & Mining — 1.9%
56	Cleveland-Cliffs, Inc.	6,698
378	Freeport-McMoRan Copper & Gold, Inc.	36,326
		43,024

Multi-Utilities — 0.7%
424	Public Service Enterprise Group, Inc.	17,053

Oil, Gas & Consumable Fuels — 7.4%
166	Alpha Natural Resources, Inc. (a)	7,215
344	Chevron Corp.	29,381
343	ConocoPhillips	26,155
184	Encore Acquisition Co. (a)	7,408
706	Exxon Mobil Corp.	59,688
51	Murphy Oil Corp.	4,197
366	Occidental Petroleum Corp.	26,758
198	W&T Offshore, Inc.	6,768
		167,570

Personal Products — 1.2%
453	Avon Products, Inc.	17,928
182	Herbalife Ltd. (Cayman Islands)	8,640
		26,568

Pharmaceuticals — 3.8%
723	Eli Lilly & Co.	37,279
230	Perrigo Co.	8,689
1,254	Pfizer, Inc.	26,250
419	Warner Chilcott Ltd., Class A (Bermuda) (a)	7,544
245	Watson Pharmaceuticals, Inc. (a)	7,169
		86,931

Real Estate Investment Trusts (REITs) — 0.6%
429	Annaly Capital Management, Inc.	6,571
168	ProLogis	9,894
		16,465

Road & Rail — 2.4%
590	CSX Corp.	33,053
213	Kansas City Southern Industries, Inc. (a)	8,528
81	Ryder System, Inc.	4,940
57	Union Pacific Corp.	7,134
		53,655

Semiconductors & Semiconductor Equipment — 3.9%
605	Amkor Technology, Inc. (a)	6,478
240	Cree, Inc. (a)	6,719
437	MEMC Electronic Materials, Inc. (a)	30,976
341	NVIDIA Corp. (a)	6,747
1,307	Texas Instruments, Inc.	36,935
		87,855

Software — 7.6%
267	Activision, Inc. (a)	7,300
225	BMC Software, Inc. (a)	7,322
-(h)	CA, Inc.	5
3,416	Microsoft Corp.	96,938
2,708	Oracle Corp. (a)	52,976

289	Sybase, Inc. (a)	7,593
172,134

Specialty Retail — 2.5%
257	Aeropostale, Inc. (a)	6,956
65	AutoZone, Inc. (a)	7,388
156	GameStop Corp., Class A (a)	8,067
1,344	Gap, Inc. (The)	26,456
230	TJX Cos., Inc.	7,616
		56,483

Textiles, Apparel & Luxury Goods — 1.4%
472	Nike, Inc., Class B	32,062

Tobacco — 3.8%
746	Altria Group, Inc.	16,550
91	Loews Corp. - Carolina Group	6,602
746	Philip Morris International, Inc. (a)	37,707
419	Reynolds American, Inc.	24,722
		85,581
	Total Long-Term Investments
	(Cost $2,148,256)	2,259,527

Short-Term Investment — 1.5%

Investment Company — 1.5%
34,094	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)
	(Cost $34,094)	34,094

Total Investments — 100.6%
(Cost $2,182,350)	2,293,621

Liabilities in Excess of Other Assets — (0.6)%	(14,644)

NET ASSETS — 100.0%	$2,278,977

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand (shares or dollars).
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$212,428
Aggregate gross unrealized depreciation	(101,157)
Net unrealized appreciation/depreciation	$111,271

Federal income tax cost of investments	$2,182,350

JPMorgan Intrepid Multi Cap Fund
Schedule of Portfolio Investments
As of March 31, 2008 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 96.8%

Common Stocks — 96.8%

Aerospace & Defense — 5.6%
4	General Dynamics Corp.	308
3	Lockheed Martin Corp.	318
3	Northrop Grumman Corp.	265
1	Precision Castparts Corp.	123
3	Raytheon Co.	216
		1,230

Airlines — 0.2%
2	SkyWest, Inc.	40

Auto Components — 0.8%
3	Cooper Tire & Rubber Co.	37
3	Johnson Controls, Inc.	95
2	Lear Corp. (a)	42
		174

Beverages — 1.4%
5	Pepsi Bottling Group, Inc.	153
6	PepsiAmericas, Inc.	148
		301

Biotechnology — 0.2%
3	Cubist Pharmaceuticals, Inc. (a)	50

Capital Markets — 5.8%
2	American Capital Strategies Ltd.	82
4	Federated Investors, Inc., Class B	168
2	Goldman Sachs Group, Inc. (The)	289
7	Invesco Ltd.	166
7	Raymond James Financial, Inc.	154
3	State Street Corp.	261
10	TD AMERITRADE Holding Corp. (a)	167
		1,287

Chemicals — 1.1%
2	Celanese Corp., Class A	94
1	CF Industries Holdings, Inc.	83
2	Terra Industries, Inc. (a)	74
		251

Commercial Banks — 3.0%
3	Bank of Hawaii Corp.	139
1	SVB Financial Group (a)	52
7	U.S. Bancorp	233
2	United Bancshares, Inc.	45
6	Wells Fargo & Co.	181
		650

Commercial Services & Supplies — 1.1%
5	Allied Waste Industries, Inc. (a)	58
2	Deluxe Corp.	36
1	R.R. Donnelley & Sons Co.	44

1	United Stationers, Inc. (a)	52
1	Watson Wyatt Worldwide, Inc., Class A	57
		247

Communications Equipment — 0.7%
4	CommScope, Inc. (a)	146

Computers & Peripherals — 4.3%
7	Hewlett-Packard Co.	331
3	International Business Machines Corp.	334
6	Seagate Technology (Cayman Islands)	132
6	Western Digital Corp. (a)	151
		948

Construction & Engineering — 0.2%
1	Perini Corp. (a)	51

Diversified Consumer Services — 0.7%
2	DeVry, Inc.	63
3	Sotheby's	85
		148

Diversified Financial Services — 0.8%
4	Nasdaq OMX Group (The) (a)	170

Diversified Telecommunication Services — 3.4%
10	AT&T, Inc.	381
5	CenturyTel, Inc.	156
4	Embarq Corp.	169
4	Windstream Corp.	49
		755

Electric Utilities — 2.0%
2	Cleco Corp.	40
4	Edison International	216
2	FirstEnergy Corp.	137
2	Portland General Electric Co.	47
		440

Electrical Equipment — 0.3%
3	GrafTech International Ltd. (a)	54

Electronic Equipment & Instruments — 1.6%
5	Arrow Electronics, Inc. (a)	182
5	Avnet, Inc. (a)	172
		354

Energy Equipment & Services — 2.7%
2	ENSCO International, Inc.	107
9	Global Industries Ltd. (a)	146
6	National Oilwell Varco, Inc. (a)	350
		603

Food & Staples Retailing — 2.0%
5	BJ's Wholesale Club, Inc. (a)	179
5	Kroger Co. (The)	123
5	SUPERVALU, Inc.	138
		440

Food Products — 0.4%
3	Fresh Del Monte Produce, Inc. (Cayman Islands) (a)	91

Gas Utilities — 0.4%

1	Energen Corp.	90

Health Care Equipment & Supplies — 0.4%
2	Kinetic Concepts, Inc. (a)	92

Health Care Providers & Services — 3.6%
6	Aetna, Inc.	242
4	AMERIGROUP Corp. (a)	107
3	Cigna Corp.	109
2	Coventry Health Care, Inc. (a)	95
2	Humana, Inc. (a)	83
3	WellPoint, Inc. (a)	150
		786

Hotels, Restaurants & Leisure — 1.0%
4	McDonald's Corp.	220

Household Durables — 0.3%
2	Tupperware Brands Corp.	58

Household Products — 1.2%
2	Church & Dwight Co., Inc.	92
2	Energizer Holdings, Inc. (a)	168
		260

Independent Power Producers & Energy Traders — 0.4%
2	Mirant Corp. (a)	84

Insurance — 4.3%
4	ACE Ltd. (Bermuda)	195
2	Allied World Assurance Holdings Ltd. (Bermuda)	79
5	Chubb Corp.	223
2	Endurance Specialty Holdings Ltd. (Bermuda)	81
1	Loews Corp.	40
2	MetLife, Inc.	112
5	Travelers Cos., Inc. (The)	220
		950

Internet & Catalog Retail — 0.8%
4	Expedia, Inc. (a)	90
1	priceline.com, Inc. (a)	84
		174

IT Services — 2.9%
10	Accenture Ltd., Class A (Bermuda)	355
3	Computer Sciences Corp. (a)	135
4	Hewitt Associates, Inc., Class A (a)	147
		637

Leisure Equipment & Products — 0.2%
2	Hasbro, Inc.	49

Life Sciences Tools & Services — 0.7%
5	Applera Corp. - Applied Biosystems Group	164

Machinery — 3.4%
2	AGCO Corp. (a)	144
2	Barnes Group, Inc.	41
3	Cummins, Inc.	136
2	Eaton Corp.	139
4	Manitowoc Co., Inc. (The)	147
2	Parker-Hannifin Corp.	151

758

Marine — 0.5%
2	Eagle Bulk Shipping, Inc.	52
1	Genco Shipping & Trading Ltd.	56
		108

Media — 2.6%
3	Interactive Data Corp.	94
2	Meredith Corp.	57
2	Scholastic Corp. (a)	49
5	Viacom, Inc., Class B (a)	190
6	Walt Disney Co. (The)	191
		581

Metals & Mining — 3.1%
2	AK Steel Holding Corp.	87
1	Cleveland-Cliffs, Inc.	84
2	Freeport-McMoRan Copper & Gold, Inc.	200
1	Southern Copper Corp.	119
3	Steel Dynamics, Inc.	89
1	United States Steel Corp.	108
		687

Multi-Utilities — 0.8%
6	CenterPoint Energy, Inc.	80
2	Dominion Resources, Inc.	98
		178

Office Electronics — 0.2%
3	Xerox Corp.	45

Oil, Gas & Consumable Fuels — 9.5%
4	Chevron Corp.	341
5	ConocoPhillips	358
4	Exxon Mobil Corp.	364
5	Frontier Oil Corp.	143
4	Frontline Ltd. (Bermuda)	179
5	Occidental Petroleum Corp.	329
4	Valero Energy Corp.	214
5	W&T Offshore, Inc.	167
		2,095

Personal Products — 0.8%
4	Herbalife Ltd. (Cayman Islands)	171

Pharmaceuticals — 6.4%
5	Eli Lilly & Co.	278
3	Johnson & Johnson	182
2	KV Pharmaceutical Co., Class A (a)	57
6	Merck & Co., Inc.	228
5	Perrigo Co.	185
13	Pfizer, Inc.	267
11	Warner Chilcott Ltd., Class A (a)	205
		1,402

Real Estate Investment Trusts (REITs) — 2.0%
3	Annaly Capital Management, Inc.	43
2	Hospitality Properties Trust	58

2	National Retail Properties, Inc.	51
3	Omega Healthcare Investors, Inc.	43
4	ProLogis	235
		430

Road & Rail — 1.0%
4	CSX Corp.	219

Semiconductors & Semiconductor Equipment — 2.3%
10	Amkor Technology, Inc. (a)	109
3	MEMC Electronic Materials, Inc. (a)	216
7	NVIDIA Corp. (a)	139
6	Skyworks Solutions, Inc. (a)	42
		506

Software — 3.4%
4	BMC Software, Inc. (a)	122
19	Oracle Corp. (a)	365
5	Sybase, Inc. (a)	124
9	Symantec Corp. (a)	144
		755

Specialty Retail — 2.0%
4	Aeropostale, Inc. (a)	95
1	AutoZone, Inc. (a)	91
4	Gap, Inc. (The)	75
6	RadioShack Corp.	89
2	Sherwin-Williams Co. (The)	84
		434

Textiles, Apparel & Luxury Goods — 0.8%
1	Fossil, Inc. (a)	43
2	Nike, Inc., Class B	143
		186

Thrifts & Mortgage Finance — 0.6%
5	Astoria Financial Corp.	133

Tobacco — 2.9%
3	Altria Group, Inc.	63
2	Loews Corp. - Carolina Group	163
3	Philip Morris International, Inc. (a)	144
4	Reynolds American, Inc.	260
		630
	Total Long-Term Investments
	(Cost $20,268)	21,312

Short-Term Investment — 3.2%

Investment Company — 3.2%
718	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)	718
(Cost $718)

Total Investments — 100.0%
(Cost $20,986)	22,030

Liabilities in Excess of Other Assets — (0.0)% (g)	(9)

NET ASSETS — 100.0%	$22,021

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	2,687
Aggregate gross unrealized depreciation	(1,643)
Net unrealized appreciation/depreciation	1,044

Federal income tax cost of investments	20,986

JPMorgan Intrepid Plus Fund
(formerly JPMorgan Intrepid Long/Short Fund)
Schedule of Portfolio Investments
As of March 31, 2008 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long Positions — 128.4% (j)

Common Stocks — 125.3%

Aerospace & Defense — 5.3%
9	General Dynamics Corp.	742
4	Honeywell International, Inc.	242
7	Lockheed Martin Corp.	695
10	Northrop Grumman Corp.	792
12	Raytheon Co.	806
		3,277

Auto Components — 1.1%
3	Autoliv, Inc. (Sweden)	135
3	BorgWarner, Inc.	125
9	Johnson Controls, Inc.	304
5	Lear Corp. (a)	117
		681

Beverages — 1.5%
26	Constellation Brands, Inc., Class A (a)	460
14	Pepsi Bottling Group, Inc.	488
		948

Building Products — 0.6%
10	Lennox International, Inc.	360

Capital Markets — 7.3%
14	American Capital Strategies Ltd.	475
12	Federated Investors, Inc., Class B	470
4	Goldman Sachs Group, Inc. (The)	612
20	Invesco Ltd.	490
11	Investment Technology Group, Inc. (a)	489
19	Raymond James Financial, Inc.	437
8	State Street Corp.	624
28	TD AMERITRADE Holding Corp. (a)	459
15	Waddell & Reed Financial, Inc., Class A	482
		4,538

Chemicals — 1.6%
8	Celanese Corp., Class A	296
2	CF Industries Holdings, Inc.	249
4	Lubrizol Corp.	216
6	Terra Industries, Inc. (a)	203
		964

Commercial Banks — 3.0%
5	Bank of Hawaii Corp.	258
5	BOK Financial Corp.	266
5	PNC Financial Services Group, Inc.	331
16	U.S. Bancorp	514
17	Wells Fargo & Co.	501
		1,870

Commercial Services & Supplies — 0.8%
13	Allied Waste Industries, Inc. (a)	140

4	Herman Miller, Inc.	98
4	R.R. Donnelley & Sons Co.	115
2	Watson Wyatt Worldwide, Inc., Class A	136
		489

Communications Equipment — 1.4%
12	CommScope, Inc. (a)	422
9	Harris Corp.	445
		867

Computers & Peripherals — 5.3%
20	Hewlett-Packard Co.	930
8	International Business Machines Corp.	961
14	Lexmark International, Inc., Class A (a)	424
23	Seagate Technology (Cayman Islands)	488
17	Western Digital Corp. (a)	471
		3,274

Construction & Engineering — 0.4%
11	EMCOR Group, Inc. (a)	242

Containers & Packaging — 0.4%
5	Owens-Illinois, Inc. (a)	271

Diversified Consumer Services — 0.5%
2	Apollo Group, Inc., Class A (a)	95
3	DeVry, Inc.	104
2	ITT Educational Services, Inc. (a)	106
		305

Diversified Financial Services — 0.8%
12	Nasdaq OMX Group, (The) (a)	472

Diversified Telecommunication Services — 4.8%
29	AT&T, Inc.	1,098
14	CenturyTel, Inc.	472
12	Embarq Corp.	469
10	Verizon Communications, Inc.	375
45	Windstream Corp.	532
		2,946

Electric Utilities — 1.6%
12	American Electric Power Co., Inc.	491
10	Edison International	495
		986

Electrical Equipment — 1.4%
8	Belden, Inc.	286
6	Hubbell, Inc., Class B	249
9	Thomas & Betts Corp. (a)	313
		848

Electronic Equipment & Instruments — 2.3%
7	Anixter International, Inc. (a)	461
15	Arrow Electronics, Inc. (a)	511
15	Avnet, Inc. (a)	478
		1,450

Energy Equipment & Services — 5.2%
8	ENSCO International, Inc.	522

24	Global Industries Ltd. (a)	388
11	Helmerich & Payne, Inc.	501
11	National Oilwell Varco, Inc. (a)	666
12	Oil States International, Inc. (a)	515
3	Superior Energy Services, Inc. (a)	127
9	Tidewater, Inc.	485
		3,204

Food & Staples Retailing — 2.5%
11	CVS/Caremark Corp.	438
29	Kroger Co. (The)	726
13	SUPERVALU, Inc.	375
		1,539

Food Products — 1.7%
21	Flowers Foods, Inc.	510
15	Fresh Del Monte Produce, Inc. (Cayman Islands) (a)	531
		1,041

Gas Utilities — 0.4%
4	Energen Corp.	255

Health Care Equipment & Supplies — 0.4%
5	Kinetic Concepts, Inc. (a)	231

Health Care Providers & Services — 4.1%
11	Aetna, Inc.	450
7	AMERIGROUP Corp. (a)	186
5	Cigna Corp.	219
5	Coventry Health Care, Inc. (a)	190
5	Health Net, Inc. (a)	166
4	Humana, Inc. (a)	158
8	Lincare Holdings, Inc. (a)	217
6	Medco Health Solutions, Inc. (a)	250
11	UnitedHealth Group, Inc.	364
7	WellPoint, Inc. (a)	308
		2,508

Health Care Technology — 0.4%
11	IMS Health, Inc.	233

Hotels, Restaurants & Leisure — 1.5%
3	Bally Technologies, Inc. (a)	96
15	McDonald's Corp.	831
		927

Household Durables — 0.8%
2	Garmin Ltd. (Cayman Islands)	119
3	Snap-On, Inc.	153
3	Stanley Works (The)	119
3	Tupperware Brands Corp.	131
		522

Household Products — 1.6%
10	Church & Dwight Co., Inc.	516
5	Energizer Holdings, Inc. (a)	477
		993

Industrial Conglomerates — 0.6%
7	McDermott International, Inc. (a)	384

Insurance — 5.6%
8	ACE Ltd. (Bermuda)	445
5	Allied World Assurance Holdings Ltd. (Bermuda)	203
4	Arch Capital Group Ltd. (Bermuda) (a)	261
4	Assurant, Inc.	243
7	Axis Capital Holdings Ltd. (Bermuda)	231
7	Chubb Corp.	356
6	Endurance Specialty Holdings Ltd. (Bermuda)	231
6	Loews Corp.	225
5	MetLife, Inc.	283
6	Odyssey Re Holdings, Corp.	235
3	PartnerRe Ltd. (Bermuda)	252
10	Travelers Cos., Inc. (The)	488
		3,453

Internet & Catalog Retail — 0.9%
11	Expedia, Inc. (a)	243
3	priceline.com, Inc. (a)	326
		569

IT Services — 2.2%
27	Accenture Ltd., Class A (Bermuda)	953
1	Affiliated Computer Services, Inc., Class A (a)	40
9	Hewitt Associates, Inc., Class A (a)	370
		1,363

Leisure Equipment & Products — 0.2%
6	Hasbro, Inc.	156

Life Sciences Tools & Services — 1.2%
8	Applera Corp. - Applied Biosystems Group	253
6	Invitrogen Corp. (a)	479
		732

Machinery — 3.0%
6	AGCO Corp. (a)	365
7	Cummins, Inc.	309
5	Eaton Corp.	366
10	Manitowoc Co., Inc. (The)	400
6	Parker Hannifin Corp.	415
		1,855

Marine — 0.3%
3	Kirby Corp. (a)	194

Media — 3.1%
16	CBS Corp., Class B	351
9	Interactive Data Corp.	248
5	Meredith Corp.	188
8	Omnicom Group, Inc.	362
10	Viacom, Inc., Class B (a)	392
13	Walt Disney Co. (The)	395
		1,936

Metals & Mining — 4.5%
5	AK Steel Holding Corp.	256
2	Cleveland-Cliffs, Inc.	234

5	Freeport-McMoRan Copper & Gold, Inc.	517
8	Nucor Corp.	508
5	Reliance Steel & Aluminum Co.	287
4	Southern Copper Corp.	405
8	Steel Dynamics, Inc.	271
2	United States Steel Corp.	292
		2,770

Multi-Utilities — 2.7%
17	CenterPoint Energy, Inc.	237
12	Dominion Resources, Inc.	498
12	Public Service Enterprise Group, Inc.	466
4	Sempra Energy	229
10	Vectren Corp.	255
		1,685

Office Electronics — 0.8%
32	Xerox Corp.	484

Oil, Gas & Consumable Fuels — 10.9%
9	Chevron Corp.	794
10	ConocoPhillips	770
9	Exxon Mobil Corp.	772
14	Frontier Oil Corp.	388
11	Frontline Ltd. (Bermuda)	515
8	Hess Corp.	740
11	Holly Corp.	456
7	Noble Energy, Inc.	510
9	Occidental Petroleum Corp.	688
13	Valero Energy Corp.	624
14	W&T Offshore, Inc.	467
		6,724

Personal Products — 0.8%
11	Herbalife Ltd. (Cayman Islands)	523

Pharmaceuticals — 7.7%
15	Eli Lilly & Co.	758
19	Endo Pharmaceuticals Holdings, Inc. (a)	465
11	Johnson & Johnson	740
16	Merck & Co., Inc.	614
14	Perrigo Co.	543
33	Pfizer, Inc.	694
30	Warner Chilcott Ltd., Class A (a)	531
13	Watson Pharmaceuticals, Inc. (a)	390
		4,735

Real Estate Investment Trusts (REITs) — 1.8%
2	AMB Property Corp.	120
8	Annaly Capital Management, Inc.	121
4	Hospitality Properties Trust	121
12	ProLogis	724
		1,086

Real Estate Management & Development — 0.2%
2	Jones Lang LaSalle, Inc.	116

Road & Rail — 1.4%

9	CSX Corp.	510
7	Norfolk Southern Corp.	381
		891

Semiconductors & Semiconductor Equipment — 3.2%
22	Amkor Technology, Inc. (a)	234
28	Intel Corp.	602
13	MEMC Electronic Materials, Inc. (a)	900
11	NVIDIA Corp. (a)	211
		1,947

Software — 6.5%
11	BMC Software, Inc. (a)	371
6	CA, Inc.	135
48	Compuware Corp. (a)	352
32	Microsoft Corp.	902
46	Oracle Corp. (a)	890
16	Parametric Technology Corp. (a)	259
14	Sybase, Inc. (a)	371
22	Symantec Corp. (a)	367
17	Synopsys, Inc. (a)	379
		4,026

Specialty Retail — 3.7%
9	Aeropostale, Inc. (a)	249
3	AutoZone, Inc. (a)	284
11	Best Buy Co., Inc.	473
24	Gap, Inc. (The)	474
17	RadioShack Corp.	278
5	Sherwin-Williams Co. (The)	239
9	TJX Cos., Inc.	301
		2,298

Textiles, Apparel & Luxury Goods — 1.0%
6	CROCS, Inc. (a)	96
4	Fossil, Inc. (a)	116
6	Nike, Inc., Class B	422
		634

Thrifts & Mortgage Finance — 0.4%
9	Astoria Financial Corp.	250

Tobacco — 3.9%
14	Altria Group, Inc.	299
7	Loews Corp. - Carolina Group	479
14	Philip Morris International, Inc. (a)	683
16	Reynolds American, Inc.	918
		2,379
	Total Long-Term Investments
	(Cost $75,786)	77,431

Short-Term Investment — 3.1%

Investment Company — 3.1%
1,890	JPMorgan Prime Money Market Fund, Institutional Class (b)	1,890
(Cost $1,890)

Total Long Positions — 128.4%
(Cost $77,676)	79,321

Liabilities in Excess of Other Assets — (28.4)%	-17,538

NET ASSETS — 100.0%	$61,783

Short Positions — 28.3%
Common Stocks — 28.3%
Automobiles — 0.4%
20	Ford Motor Co. (a)	116
6	General Motors Corp.	107
		223
Biotechnology — 0.8%
7	Amylin Pharmaceuticals, Inc. (a)	207
11	Vertex Pharmaceuticals, Inc. (a)	259
		466
Building Products — 0.8%
7	Armstrong World Industries, Inc.	249
14	Owens Corning, Inc. (a)	245
		494
Chemicals — 0.4%
3	Ashland, Inc.	132
16	Chemtura Corp.	114
		246
Commercial Services & Supplies — 0.3%
2	Corporate Executive Board Co.	81
4	Pitney Bowes, Inc.	130
		211
Communications Equipment — 2.2%
42	Alcatel-Lucent ADR (France)	241
12	F5 Networks, Inc. (a)	211
19	JDS Uniphase Corp. (a)	258
50	Motorola, Inc.	468
39	Tellabs, Inc. (a)	212
		1,390
Computers & Peripherals — 0.3%
9	SanDisk Corp. (a)	212
Construction & Engineering — 0.4%
11	Quanta Services, Inc. (a)	260
Construction Materials — 0.2%
2	Vulcan Materials Co.	126
Consumer Finance — 0.3%
12	SLM Corp. (a)	177
Containers & Packaging — 0.5%
5	Sealed Air Corp.	126
15	Smurfit-Stone Container Corp. (a)	115
8	Temple-Inland, Inc.	95
		336
Diversified Financial Services — 0.4%
4	NYSE Euronext	265
Diversified Telecommunication Services — 0.7%
88	Level 3 Communications, Inc. (a)	186
14	Time Warner Telecom, Inc., Class A (a)	217

		403
Energy Equipment & Services — 0.6%
2	Baker Hughes, Inc.	130
9	BJ Services Co.	268
		398
Food & Staples Retailing — 0.4%
94	Rite Aid Corp. (a)	275
Food Products — 1.6%
11	Dean Foods Co.	229
6	Hershey Co. (The)	226
10	Smithfield Foods, Inc. (a)	247
17	Tyson Foods, Inc., Class A	265
		967
Health Care Equipment & Supplies — 0.9%
20	Boston Scientific Corp. (a)	252
3	Cooper Cos., Inc. (The)	90
4	Immucor, Inc. (a)	90
3	Resmed, Inc. (a)	130
		562
Health Care Providers & Services — 0.7%
5	Brookdale Senior Living, Inc.	115
26	Tenet Healthcare Corp. (a)	148
3	Universal Health Services, Inc., Class B	139
		402
Hotels, Restaurants & Leisure — 0.6%
3	Las Vegas Sands Corp. (a)	228
7	Starbucks Corp. (a)	123
		351
Household Durables — 0.6%
10	D.R. Horton, Inc.	153
3	Harman International Industries, Inc.	126
8	Pulte Homes, Inc.	118
		397
Independent Power Producers & Energy Traders — 0.4%
7	AES Corp. (The) (a)	117
17	Dynegy, Inc., Class A (a)	136
		253
Insurance — 1.4%
6	Arthur J. Gallagher & Co.	130
6	Brown & Brown, Inc.	101
11	Conseco, Inc. (a)	115
4	First American Corp.	149
5	Marsh & McLennan Cos., Inc.	132
10	Old Republic International Corp.	124
3	XL Capital Ltd., Class A (Bermuda)	86
		837
Internet & Catalog Retail — 0.2%
8	Liberty Media Corp. - Interactive, Class A (a)	132
Internet Software & Services — 0.3%
7	Akamai Technologies, Inc. (a)	206

IT Services — 1.2%
10	Cognizant Technology Solutions Corp., Class A (a)	283
13	Gartner, Inc. (a)	250
8	Iron Mountain, Inc. (a)	204
		737
Leisure Equipment & Products — 0.2%
7	Eastman Kodak Co.	127
Life Sciences Tools & Services — 0.4%
4	Millipore Corp. (a)	236
Machinery — 0.4%
9	Trinity Industries, Inc.	235
Media — 0.4%
6	Comcast Corp., Class A	116
3	Lamar Advertising Co., Class A (a)	108
		224
Metals & Mining — 0.5%
6	Alcoa, Inc.	231
6	Titanium Metals Corp.	89
		320
Multiline Retail — 0.8%
4	J.C. Penney Co., Inc.	132
3	Kohl's Corp. (a)	141
4	Nordstrom, Inc.	137
8	Saks, Inc. (a)	96
		506
Office Electronics — 0.3%
6	Zebra Technologies Corp. (a)	197
Oil, Gas & Consumable Fuels — 3.0%
7	CNX Gas Corp. (a)	231
5	Newfield Exploration Co. (a)	238
7	Peabody Energy Corp.	335
14	PetroHawk Energy Corp. (a)	274
5	Plains Exploration & Production Co. (a)	244
7	Southwestern Energy Co. (a)	243
6	Teekay Shipping Corp. (Bahamas)	255
		1,820
Paper & Forest Products — 0.7%
4	International Paper Co.	114
7	Louisiana-Pacific Corp.	60
5	MeadWestvaco Corp.	130
2	Weyerhaeuser Co.	126
		430
Personal Products — 0.2%
6	Bare Escentuals, Inc. (a)	131
Real Estate Investment Trusts (REITs) — 0.4%
1	AvalonBay Communities, Inc.	97
5	UDR, Inc.	132
		229
Real Estate Management & Development — 0.2%
3	Forest City Enterprises, Inc., Class A	99

Semiconductors & Semiconductor Equipment — 1.1%
	26	Advanced Micro Devices, Inc. (a)	154
	29	Atmel Corp. (a)	100
	5	Broadcom Corp., Class A (a)	96
	5	International Rectifier Corp. (a)	103
	10	Marvell Technology Group Ltd. (Bermuda) (a)	113
	21	Micron Technology, Inc. (a)	126
			692
Software — 0.8%
	10	Electronic Arts, Inc. (a)	492
Specialty Retail — 1.0%
	6	Chico's FAS, Inc. (a)	41
	8	Limited Brands, Inc.	142
	9	Lowe's Cos., Inc.	202
	11	Office Depot, Inc. (a)	119
	5	Williams-Sonoma, Inc.	114
			618
Trading Companies & Distributors — 0.4%
	6	GATX Corp.	234
Water Utilities — 0.2%
	6	Aqua America, Inc.	119
Wireless Telecommunication Services — 0.7%
	6	Leap Wireless International, Inc. (a)	289
	5	NII Holdings, Inc. (a)	162
			451
Total Short Positions — 28.3%
(Proceeds $21,285)			$17,486

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	All or a portion of these securities are segregated for short sales.
ADR	American Depositary Receipt

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,181
Aggregate gross unrealized depreciation	(5,536)
Net unrealized appreciation/depreciation	$1,645
Federal income tax cost of investments	$77,676

JPMorgan Intrepid Value Fund
Schedule of Portfolio Investments
As of March 31, 3008 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 98.8%

Common Stocks — 98.8%

Aerospace & Defense — 5.9%
32	General Dynamics Corp.	2,685
90	Honeywell International, Inc.	5,095
12	L-3 Communications Holdings, Inc.	1,323
44	Lockheed Martin Corp.	4,396
62	Northrop Grumman Corp.	4,816
74	Raytheon Co.	4,781
		23,096

Airlines — 0.2%
44	Continental Airlines, Inc., Class B (a)	848

Auto Components — 0.6%
25	Autoliv, Inc. (Sweden)	1,275
43	Lear Corp. (a)	1,117
		2,392

Beverages — 0.8%
62	Constellation Brands, Inc., Class A (a)	1,097
38	PepsiAmericas, Inc.	970
32	Pepsi Bottling Group, Inc.	1,099
		3,166

Building Products — 0.3%
37	Lennox International, Inc.	1,327

Capital Markets — 6.1%
40	American Capital Strategies Ltd.	1,373
23	Ameriprise Financial, Inc.	1,166
49	Franklin Resources, Inc.	4,714
26	Goldman Sachs Group, Inc. (The)	4,366
48	Invesco Ltd.	1,162
30	Lazard Ltd., Class A (Bermuda)	1,150
86	Lehman Brothers Holdings, Inc.	3,241
41	Merrill Lynch & Co., Inc.	1,670
57	Morgan Stanley	2,605
53	Raymond James Financial, Inc.	1,216
65	TD AMERITRADE Holding Corp. (a)	1,080
		23,743

Chemicals — 0.6%
31	Celanese Corp., Class A	1,210
12	CF Industries Holdings, Inc.	1,192
		2,402

Commercial Banks — 7.1%
26	Comerica, Inc.	898
93	PNC Financial Services Group, Inc.	6,106
245	U.S. Bancorp	7,938
147	Wachovia Corp.	3,956
304	Wells Fargo & Co.	8,841
		27,739

Commercial Services & Supplies — 0.6%
104	Allied Waste Industries, Inc. (a)	1,119
34	R.R. Donnelley & Sons Co.	1,043
		2,162

Computers & Peripherals — 2.1%
100	Hewlett-Packard Co.	4,548
34	International Business Machines Corp.	3,857
		8,405

Consumer Finance — 0.3%
53	Discover Financial Services	872
41	First Marblehead Corp. (The)	309
		1,181

Diversified Financial Services — 4.2%
400	Bank of America Corp.	15,161
29	Nasdaq OMX Group (The) (a)	1,121
		16,282

Diversified Telecommunication Services — 5.8%
505	AT&T, Inc.	19,340
34	CenturyTel, Inc.	1,113
28	Embarq Corp.	1,126
105	Windstream Corp.	1,250
		22,829

Electric Utilities — 2.4%
89	American Electric Power Co., Inc.	3,697
118	Edison International	5,774
		9,471

Electrical Equipment — 0.5%
26	Belden, Inc.	918
27	Thomas & Betts Corp. (a)	971
		1,889

Electronic Equipment & Instruments — 0.3%
36	Avnet, Inc. (a)	1,172

Energy Equipment & Services — 0.3%
23	National Oilwell Varco, Inc. (a)	1,349

Food & Staples Retailing — 1.3%
200	Kroger Co. (The)	5,088

Food Products — 0.2%
23	Fresh Del Monte Produce, Inc. (Cayman Islands) (a)	826

Gas Utilities — 0.6%
24	Energen Corp.	1,489
45	Southern Union Co.	1,036
		2,525

Health Care Providers & Services — 1.3%
82	Aetna, Inc.	3,468
21	Cigna Corp.	852
18	Humana, Inc. (a)	826
		5,146

Hotels, Restaurants & Leisure — 1.0%
44	Darden Restaurants, Inc.	1,442
44	McDonald's Corp.	2,479

3,921

Household Durables — 0.9%
12	Snap-On, Inc.	595
28	Stanley Works (The)	1,353
40	Tupperware Brands Corp.	1,543
		3,491

Household Products — 1.4%
21	Church & Dwight Co., Inc.	1,150
12	Energizer Holdings, Inc. (a)	1,068
52	Kimberly-Clark Corp.	3,369
		5,587

Insurance — 7.8%
110	ACE Ltd. (Bermuda)	6,029
19	Arch Capital Group Ltd. (Bermuda) (a)	1,298
124	Chubb Corp.	6,135
34	Endurance Specialty Holdings Ltd. (Bermuda)	1,255
50	Hartford Financial Services Group, Inc.	3,804
134	Loews Corp.	5,406
140	Travelers Cos., Inc. (The)	6,675
		30,602

IT Services — 0.2%
22	Computer Sciences Corp. (a)	901

Leisure Equipment & Products — 0.4%
53	Hasbro, Inc.	1,470

Machinery — 2.7%
62	Caterpillar, Inc.	4,838
25	Cummins, Inc.	1,166
14	Eaton Corp.	1,100
32	Manitowoc Co., Inc. (The)	1,285
26	Oshkosh Corp.	958
19	Parker Hannifin Corp.	1,288
		10,635

Media — 3.0%
59	Idearc, Inc.	216
55	Omnicom Group, Inc.	2,412
68	Viacom, Inc., Class B (a)	2,678
206	Walt Disney Co. (The)	6,471
		11,777

Metals & Mining — 3.9%
22	AK Steel Holding Corp.	1,197
10	Cleveland-Cliffs, Inc.	1,246
54	Freeport-McMoRan Copper & Gold, Inc.	5,215
15	Nucor Corp.	989
47	Southern Copper Corp.	4,927
12	United States Steel Corp.	1,535
		15,109

Multi-Utilities — 3.4%
35	Alliant Energy Corp.	1,236
79	CenterPoint Energy, Inc.	1,127
154	Dominion Resources, Inc.	6,285

26	DTE Energy Co.	1,027
67	Public Service Enterprise Group, Inc.	2,689
30	Vectren Corp.	816
		13,180

Office Electronics — 0.2%
55	Xerox Corp.	822

Oil, Gas & Consumable Fuels — 16.5%
167	Chevron Corp.	14,247
163	ConocoPhillips	12,384
333	Exxon Mobil Corp.	28,131
25	Frontier Oil Corp.	687
13	Holly Corp.	582
75	Marathon Oil Corp.	3,438
27	Tesoro Corp.	801
86	Valero Energy Corp.	4,199
		64,469

Personal Products — 0.7%
34	Herbalife Ltd. (Cayman Islands)	1,610
41	NBTY, Inc. (a)	1,231
		2,841

Pharmaceuticals — 6.2%
40	Eli Lilly & Co.	2,038
61	Johnson & Johnson	3,931
94	King Pharmaceuticals, Inc. (a)	820
104	Merck & Co., Inc.	3,929
647	Pfizer, Inc.	13,535
		24,253

Real Estate Investment Trusts (REITs) — 1.9%
58	Annaly Capital Management, Inc.	888
36	Hospitality Properties Trust	1,218
91	ProLogis	5,339
		7,445

Real Estate Management & Development — 0.3%
17	Jones Lang LaSalle, Inc.	1,284

Road & Rail — 0.6%
21	Con-way, Inc.	1,039
21	CSX Corp.	1,189
		2,228

Semiconductors & Semiconductor Equipment — 0.6%
118	Amkor Technology, Inc. (a)	1,264
24	Lam Research Corp. (a)	913
		2,177

Software — 0.7%
78	Oracle Corp. (a)	1,531
51	Sybase, Inc. (a)	1,339
		2,870

Specialty Retail — 1.0%
12	AutoZone, Inc. (a)	1,332
82	RadioShack Corp.	1,326
21	Sherwin-Williams Co. (The)	1,061

3,719

Tobacco — 3.9%
121	Altria Group, Inc.	2,696
17	Loews Corp. - Carolina Group	1,253
121	Philip Morris International, Inc. (a)	6,143
86	Reynolds American, Inc.	5,065
		15,157
	Total Long-Term Investments
	(Cost $397,198)	386,976

Principal Amount ($)

Short-Term Investment — 1.1%

Investment Company — 1.1%
4,295	JPMorgan Prime Money Market Fund,
	Institutional Class (b) (m)
	(Cost $4,295)	4,295

Total Investments — 99.9%
(Cost $401,493)	391,271

Other Assets in Excess of Liabilities — 0.1%	370

NET ASSETS — 100.0%	$391,641

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment
Company Act of 1940, as amended, and advised by J.P. Morgan Investment
Management Inc.

(m)	All or a portion of the security is reserved for current or pottential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,757
Aggregate gross unrealized depreciation	(35,979)
Net unrealized appreciation/depreciation	$(10,222)

Federal income tax cost of investments	$401,493

JPMorgan Intrinsic Value Fund
Schedule of Portfolio Investments
As of March 31, 2008 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 98.9%

Common Stocks — 98.9%

Aerospace & Defense — 2.0%
3	Spirit Aerosystems Holdings, Inc., Class A (a)	56

Auto Components — 1.1%
-(h)	Johnson Controls, Inc.	14
1	TRW Automotive Holdings Corp. (a)	17
		31

Capital Markets — 2.4%
1	Morgan Stanley	40
2	TD AMERITRADE Holding Corp. (a)	27
		67

Chemicals — 3.4%
1	Lanxess AG (Germany)	44
1	Rohm & Haas Co.	52
		96

Commercial Banks — 2.7%
2	Banco Santander S.A. (Spain)	34
-(h)	Societe Generale (France)	41
		75

Commercial Services & Supplies — 2.5%
1	Manpower, Inc.	71

Communications Equipment — 1.9%
1	Cisco Systems, Inc. (a)	25
1	Corning, Inc.	28
		53

Construction & Engineering — 1.9%
2	KHD Humboldt Wedag International Ltd. (Hong Kong) (a)	52

Consumer Finance — 1.8%
5	First Cash Financial Services, Inc. (a)	49

Diversified Consumer Services — 0.8%
-(h)	ITT Educational Services, Inc. (a)	21

Diversified Financial Services — 3.5%
3	CIT Group, Inc.	35
2	Onex Corp. (Canada)	63
		98

Electronic Equipment & Instruments — 4.2%
2	Arrow Electronics, Inc. (a)	60
2	Avnet, Inc. (a)	56
		116

Energy Equipment & Services — 2.5%
1	Halliburton Co.	53
-(h)	Schlumberger Ltd.	18
		71

Food & Staples Retailing — 2.1%
2	Safeway, Inc.	58

Health Care Providers & Services — 7.4%

1	Aetna, Inc.	28
1	Cardinal Health, Inc.	58
1	Community Health Systems, Inc. (a)	32
2	WellPoint, Inc. (a)	88
		206

Hotels, Restaurants & Leisure — 1.4%
1	Royal Caribbean Cruises Ltd.	40

Insurance — 3.6%
4	Genworth Financial, Inc.	100

IT Services — 2.6%
1	Fidelity National Information Services, Inc.	27
3	VeriFone Holdings, Inc. (a)	46
		73

Machinery — 2.5%
2	Kennametal, Inc.	71

Media — 6.4%
1	Cablevision Systems Corp. (a)	23
6	News Corp., Class A	116
2	Time Warner Cable, Inc., Class A (a)	41
		180

Metals & Mining — 2.2%
-(h)	United States Steel Corp.	14
1	Vedanta Resources plc (United Kingdom)	47
		61

Oil, Gas & Consumable Fuels — 3.3%
3	El Paso Corp.	46
1	Marathon Oil Corp.	47
		93

Paper & Forest Products — 1.1%
4	Domtar Corp. (Canada) (a)	30

Pharmaceuticals — 4.8%
1	Merck & Co., Inc.	45
6	Schering-Plough Corp.	88
		133

Real Estate Investment Trusts (REITs) — 8.6%
13	CapLease, Inc.	104
10	iStar Financial, Inc.	136
		240

Real Estate Management & Development — 2.1%
2	Brookfield Asset Management, Inc., Class A (Canada)	59

Road & Rail — 4.0%
9	Hertz Global Holdings, Inc. (a)	111

Semiconductors & Semiconductor Equipment — 2.0%
1	Broadcom Corp., Class A (a)	23
1	Tessera Technologies, Inc. (a)	12
1	Xilinx, Inc.	21
		56

Software — 3.1%
2	CA, Inc.	44
3	Symantec Corp. (a)	43

87

Textiles, Apparel & Luxury Goods — 1.1%
1	Hanesbrands, Inc. (a)	31

Thrifts & Mortgage Finance — 9.9%
7	Countrywide Financial Corp.	40
1	FirstFed Financial Corp. (a)	37
6	Freddie Mac	156
4	MGIC Investment Corp.	45
		278
	Total Long-Term Investments
	(Cost $2,979)	2,763
Number of Contracts

Option Purchased — 0.1%

Call Option Purchased — 0.1%
71	Countrywide Financial Corp., Expiring 10/18/08 @ $3.00, American Style
	(Cost $4)	4

Principal Amount ($)

Short-Term Investment — 0.5%

Investment Company — 0.5%
13	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)
	(Cost $13)	13

Total Investments — 99.5%
(Cost $2,996)	2,780

Other Assets in Excess of Liabilities — 0.5%	15

NET ASSETS-- 100.0%	$ 2,795

Percentages indicated are based on net assets.

Call Options Written

Description	Exercise Price	Expiration Date	Number of Contracts	Value
Federal Home Loan Mortgage Corp., American Style	$35.00	07/19/08	(8)	$(1)
MGIC Investment Corp., American Style	20.00	09/20/08	(10)	-(h)
(Premiums received of $5.)				$(1)

Put Options Written

Description	Exercise Price	Expiration Date	Number of Contracts	Value
Federal Home Loan Mortgage Corp., American Style	20.00	01/16/10	(11)	(5)
Genworth Financial, Inc., Class A, American Style	22.50	09/20/08	(15)	(4)
HanesBrands, Inc., American Style	25.00	07/19/08	(24)	(3)
Hertz Global Holdings, Inc., American Style	10.00	09/20/08	(28)	(3)
MGIC Investment Corp., American Style	15.00	01/17/09	(28)	(19)
MGIC Investment Corp., American Style	12.50	01/16/10	(22)	(12)
(Premiums received of $44.)				$(46)

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand (shares or dollars).
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	42
Aggregate gross unrealized depreciation	(258)
Net unrealized appreciation/depreciation	$(216)
Federal income tax cost of investments	$2,996

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

     •     Level 1 – quoted prices in active markets for identical securities
     •     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     •     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Intrinsic Value Fund
Level 1	$2,614	$(48)	$—	$—
Level 2	166	—	—	—
Level 3	—	—	—	—
Total	$2,780	$(48)	$—	$—

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Micro Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 96.3%

	Common Stocks — 92.3%

	Air Freight & Logistics — 2.0%
12	Forward Air Corp.	408

	Biotechnology — 3.7%
6	Myriad Genetics, Inc. (a)	234
54	Third Wave Technologies, Inc. (a)	499

		733

	Capital Markets — 1.4%
14	American Physicians Service Group, Inc.	281

	Chemicals — 1.5%
18	Zep, Inc.	294

	Commercial Banks — 1.9%
26	AmericanWest Bancorp	225
15	Mercantile Bank Corp.	154

		379

	Commercial Services & Supplies — 4.0%
22	Cornell Cos., Inc. (a)	496
23	Interface, Inc., Class A	327

		823

	Communications Equipment — 1.5%
16	Neutral Tandem, Inc. (a)	294

	Diversified Consumer Services — 2.2%
13	INVESTools, Inc. (a)	148
21	Nobel Learning Communities, Inc. (a)	281

		429

	Electrical Equipment — 0.6%
53	Microvision, Inc. (a)	127

	Electronic Equipment & Instruments — 1.5%
4	Mercury Computer Systems, Inc. (a)	23
8	ScanSource, Inc. (a)	288

		311

	Energy Equipment & Services — 1.6%
5	Lufkin Industries, Inc.	316

	Food & Staples Retailing — 0.6%
7	Susser Holdings Corp. (a)	123

	Food Products — 1.5%
34	Cuisine Solutions, Inc. (a)	102
7	J & J Snack Foods Corp.	194

		296

	Health Care Equipment & Supplies — 3.4%
18	NMT Medical, Inc. (a)	68
44	Power Medical Interventions, Inc. (a)	266
156	Synergetics USA, Inc. (a)	335

		669

	Health Care Providers & Services — 4.7%
87	Five Star Quality Care, Inc. (a)	553
9	Genoptix, Inc. (a)	235
9	IPC The Hospitalist Co., Inc. (a)	170

		958

	Hotels, Restaurants & Leisure — 6.7%
4	Benihana, Inc. (a)	46
17	Benihana, Inc., Class A (a)	190
15	Carrols Restaurant Group, Inc. (a)	131
17	Gaylord Entertainment Co. (a)	526
21	Great Wolf Resorts, Inc. (a)	134
11	Monarch Casino & Resort, Inc. (a)	195
147	Youbet.com, Inc. (a)	119

		1,341

	Insurance — 7.4%
16	Darwin Professional Underwriters, Inc. (a)	365
18	Meadowbrook Insurance Group, Inc.	141
6	ProAssurance Corp. (a)	349
14	ProCentury Corp.	252
7	RLI Corp.	354

		1,461

	Internet Software & Services — 9.7%
2	Bankrate, Inc. (a)	101
4	Equinix, Inc. (a)	269
13	Greenfield Online, Inc. (a)	159
12	Knot, Inc. (The) (a)	136
27	Liquidity Services, Inc. (a)	214
94	Spark Networks, Inc. (a)	402

JPMorgan Micro Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Internet Software & Services — Continued
5	Switch & Data Facilities Co., Inc. (a)	48
312	Think Partnership, Inc. (a)	296
12	Vocus, Inc. (a)	319

		1,944

	Leisure Equipment & Products — 2.1%
22	Smith & Wesson Holding Corp. (a)	113
74	Summer Infant, Inc. (a)	292

		405

	Life Sciences Tools & Services — 3.0%
39	Enzo Biochem, Inc. (a)	353
3	Illumina, Inc. (a)	238

		591

	Machinery — 2.0%
10	RBC Bearings, Inc. (a)	389

	Media — 4.3%
44	Alloy, Inc. (a)	325
77	Imax Corp., (Canada) (a)	538

		863

	Oil, Gas & Consumable Fuels — 2.0%
14	Approach Resources, Inc. (a)	216
5	GMX Resources, Inc. (a)	189

		405

	Personal Products — 1.0%
22	Physicians Formula Holdings, Inc. (a)	198

	Pharmaceuticals — 0.6%
25	Somaxon Pharmaceuticals, Inc. (a)	118

	Real Estate Management & Development — 0.4%
4	FirstService Corp., (Canada) (a)	87

	Road & Rail — 1.5%
12	Knight Transportation, Inc.	197
6	Marten Transport Ltd. (a)	99

		296

	Semiconductors & Semiconductor Equipment — 2.3%
83	PDF Solutions, Inc. (a)	458

	Software — 13.1%
42	BluePhoenix Solutions Ltd., (Israel) (a)	349
83	Callidus Software, Inc. (a)	400
15	Concur Technologies, Inc. (a)	473
29	DemandTec, Inc. (a)	301
87	Magma Design Automation, Inc. (a)	831
21	Scientific Learning Corp. (a)	100
19	SumTotal Systems, Inc. (a)	78
11	Unica Corp. (a)	76

		2,608

	Specialty Retail — 1.3%
37	Shoe Pavilion, Inc. (a)	38
65	Wet Seal, Inc. (The), Class A (a)	221

		259

	Textiles, Apparel & Luxury Goods — 1.5%
102	Ashworth, Inc. (a)	293

	Trading Companies & Distributors — 1.3%
14	Interline Brands, Inc. (a)	255

	Total Common Stocks (Cost $21,362)	18,412

	Investment Company — 3.5%

	Investment Company — 3.5%
10	iShares Russell 2000 Index Fund (Cost $699)	699

	Preferred Stock — 0.5%

	Real Estate Management & Development — 0.5%
5	FirstService Corp., (Canada), 7.00%, 05/02/08 (Cost $68) (m) (w) (x)	90

	Total Long-Term Investments (Cost $22,129)	19,201

	Short-Term Investment — 4.7%

	Investment Company — 4.7%
936	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)	936

JPMorgan Micro Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Short-Term Investment — Continued

	Investment Company — Continued (Cost $936)

	Total Investments — 101.0% (Cost $23,065)	20,137

	Liabilities in Excess of Other Assets — (1.0)%
		(195)

	NET ASSETS — 100.0%	$19,942

Percentages indicated are based on net assets.

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$1,099
Aggregate gross unrealized depreciation		(4,027)

Net unrealized appreciation/depreciation		$(2,928)

Federal income tax cost of investments		$23,065

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(w)	When-issued security.

(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of 3/31/2008.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 97.0%

	Common Stocks — 97.0%

	Aerospace & Defense — 1.7%
12	Alliant Techsystems, Inc. (a)	1,223
7	Precision Castparts Corp.	735
15	Rockwell Collins, Inc.	875

		2,833

	Auto Components — 2.1%
17	BorgWarner, Inc.	712
71	Gentex Corp. (c)	1,216
35	WABCO Holdings, Inc.	1,586

		3,514

	Beverages — 0.7%
15	Brown-Forman Corp., Class B	972
15	Constellation Brands, Inc., Class A (a)	267

		1,239

	Biotechnology — 1.3%
19	BioMarin Pharmaceutical, Inc. (a)	668
16	Celgene Corp. (a)	977
34	Millennium Pharmaceuticals, Inc. (a)	521

		2,166

	Building Products — 0.4%
35	Owens Corning, Inc. (a)	629

	Capital Markets — 4.3%
15	Affiliated Managers Group, Inc. (a)	1,400
28	Investment Technology Group, Inc. (a)	1,287
17	Northern Trust Corp.	1,150
53	Och-Ziff Capital Management Group LLC, Class A (a)	1,105
25	T. Rowe Price Group, Inc.	1,258
59	TD AMERITRADE Holding Corp. (a) (c)	979

		7,179

	Chemicals — 2.9%
38	Albemarle Corp.	1,374
20	Ecolab, Inc.	854
17	PPG Industries, Inc.	1,053
32	Rockwood Holdings, Inc. (a)	1,033
9	Sigma-Aldrich Corp.	537

		4,851

	Commercial Banks — 2.9%
20	Cullen/Frost Bankers, Inc.	1,077
24	M&T Bank Corp.	1,915
97	Synovus Financial Corp.	1,073
25	Wilmington Trust Corp.	781

		4,846

	Commercial Services & Supplies — 3.0%
50	Corrections Corp. of America (a)	1,368
33	Republic Services, Inc.	950
25	Stericycle, Inc. (a)	1,311
42	Waste Connections, Inc. (a)	1,297

		4,926

	Communications Equipment — 0.6%
20	Harris Corp.	983

	Computers & Peripherals — 0.7%
21	NCR Corp. (a)	486
33	Seagate Technology, (Cayman Islands)	688

		1,174

	Construction & Engineering — 0.4%
14	Shaw Group, Inc. (The) (a)	648

	Construction Materials — 0.4%
10	Vulcan Materials Co.	691

	Containers & Packaging — 0.7%
27	Ball Corp.	1,240

	Distributors — 0.9%
37	Genuine Parts Co.	1,496

	Diversified Consumer Services — 0.3%
11	Apollo Group, Inc., Class A (a)	467

	Diversified Financial Services — 1.0%
35	Interactive Brokers Group, Inc., Class A (a) (c)	896
8	Nymex Holdings, Inc.	734

		1,630

	Diversified Telecommunication Services — 1.8%
22	CenturyTel, Inc.	725
102	Time Warner Telecom, Inc., Class A (a)	1,577
56	Windstream Corp.	669

		2,971

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)(continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Electric Utilities — 2.1%
37	American Electric Power Co., Inc.	1,540
13	FirstEnergy Corp.	872
45	Westar Energy, Inc.	1,034

		3,446

	Electrical Equipment — 2.0%
14	Ametek, Inc.	610
3	First Solar, Inc. (a)	786
12	General Cable Corp. (a)	737
20	Roper Industries, Inc.	1,201

		3,334

	Electronic Equipment & Instruments — 3.4%
74	Amphenol Corp., Class A	2,770
38	Arrow Electronics, Inc. (a)	1,292
22	Dolby Laboratories, Inc., Class A (a)	804
27	FLIR Systems, Inc. (a)	814

		5,680

	Energy Equipment & Services — 3.4%
25	Cameron International Corp. (a)	1,024
13	Exterran Holdings, Inc. (a)	862
34	Helix Energy Solutions Group, Inc. (a)	1,084
22	Helmerich & Payne, Inc.	1,021
12	National Oilwell Varco, Inc. (a)	693
15	Oceaneering International, Inc. (a)	971

		5,655

	Food & Staples Retailing — 1.8%
35	Safeway, Inc.	1,033
30	SUPERVALU, Inc.	894
32	Whole Foods Market, Inc. (c)	1,055

		2,982

	Food Products — 1.0%
15	Dean Foods Co.	307
21	Wm. Wrigley, Jr., Co.	1,342

		1,649

	Gas Utilities — 2.8%
19	Energen Corp.	1,159
18	ONEOK, Inc.	794
38	Questar Corp.	2,167
20	UGI Corp.	503

		4,623

	Health Care Equipment & Supplies — 2.6%
11	Beckman Coulter, Inc.	682
3	Becton, Dickinson & Co.	241
30	Dentsply International, Inc.	1,157
22	Hologic, Inc. (a)	1,213
21	IDEXX Laboratories, Inc. (a)	1,010

		4,303

	Health Care Providers & Services — 3.6%
31	Community Health Systems, Inc. (a)	1,027
50	Coventry Health Care, Inc. (a)	2,019
18	DaVita, Inc. (a)	882
11	Humana, Inc. (a)	503
25	Lincare Holdings, Inc. (a)	711
28	VCA Antech, Inc. (a)	763

		5,905

	Health Care Technology — 0.5%
21	Cerner Corp. (a) (c)	775

	Hotels, Restaurants & Leisure — 1.7%
71	Burger King Holdings, Inc.	1,957
24	Marriott International, Inc., Class A	811

		2,768

	Household Durables — 1.5%
23	Fortune Brands, Inc.	1,564
14	Garmin Ltd., (Cayman Islands) (c)	753
8	Jarden Corp. (a)	163

		2,480

	Household Products — 0.4%
13	Clorox Co.	719

	Industrial Conglomerates — 1.0%
26	Carlisle Cos., Inc.	856
15	McDermott International, Inc. (a)	841

		1,697

	Insurance — 5.9%
28	Assurant, Inc.	1,729
45	Cincinnati Financial Corp.	1,703
13	Everest Re Group Ltd., (Bermuda)	1,146
110	Old Republic International Corp.	1,419
46	OneBeacon Insurance Group Ltd.	865
25	Philadelphia Consolidated Holding Co. (a)	806
19	Principal Financial Group, Inc.	1,053

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Insurance — Continued
36	W.R. Berkley Corp.	1,008

		9,729

	Internet Software & Services — 0.2%
18	DealerTrack Holdings, Inc. (a)	371

	IT Services — 3.0%
51	Genpact Ltd., (Bermuda) (a) (c)	619
10	MasterCard, Inc., Class A (c)	2,299
39	Total System Services, Inc.	931
37	VeriFone Holdings, Inc. (a) (c)	585
28	Western Union Co. (The)	600

		5,034

	Life Sciences Tools & Services — 1.5%
16	Covance, Inc. (a)	1,330
15	Illumina, Inc. (a) (c)	1,138

		2,468

	Machinery — 3.1%
6	Bucyrus International, Inc., Class A (c)	596
14	Cummins, Inc.	646
35	Dover Corp.	1,450
21	Kaydon Corp. (c)	932
22	Oshkosh Corp.	813
20	Pall Corp.	686

		5,123

	Media — 2.9%
43	Cablevision Systems Corp., Class A (a)	924
7	Clear Channel Communications, Inc.	210
25	Clear Channel Outdoor Holdings, Inc., Class A (a)	482
22	John Wiley & Sons, Inc., Class A	885
12	Lamar Advertising Co., Class A (a)	446
8	Morningstar, Inc. (a)	507
15	Omnicom Group, Inc.	672
1	Washington Post Co. (The), Class B	754

		4,880

	Metals & Mining — 0.8%
8	Carpenter Technology Corp.	461
13	Century Aluminum Co. (a) (c)	856

		1,317

	Multiline Retail — 0.2%
29	Saks, Inc. (a)	357

	Multi-Utilities — 1.8%
75	CMS Energy Corp.	1,021
32	PG&E Corp.	1,160
45	Xcel Energy, Inc.	897

		3,078

	Office Electronics — 0.5%
24	Zebra Technologies Corp., Class A (a)	802

	Oil, Gas & Consumable Fuels — 5.6%
26	Cabot Oil & Gas Corp.	1,323
16	CVR Energy, Inc. (a)	364
8	Devon Energy Corp.	835
35	Forest Oil Corp. (a)	1,693
13	Kinder Morgan Management LLC (a)	663
10	Peabody Energy Corp.	495
38	Southwestern Energy Co. (a)	1,276
27	Teekay Corp., (Bahamas)	1,155
47	Williams Cos., Inc.	1,537

		9,341

	Pharmaceuticals — 1.3%
7	Allergan, Inc.	406
13	Shire plc. ADR, (United Kingdom)	763
60	Warner Chilcott Ltd., Class A (a)	1,076

		2,245

	Real Estate Investment Trusts (REITs) — 2.7%
16	Kimco Realty Corp.	615
9	Plum Creek Timber Co., Inc.	366
15	Public Storage	1,312
24	Rayonier, Inc.	1,057
4	Regency Centers Corp.	259
10	Vornado Realty Trust	888

		4,497

	Real Estate Management & Development — 0.6%
54	Brookfield Properties Corp., (Canada)	1,040

	Road & Rail — 0.9%
26	J.B. Hunt Transport Services, Inc. (c)	831
14	Norfolk Southern Corp.	739

		1,570

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Semiconductors & Semiconductor Equipment — 2.2%
28	Broadcom Corp., Class A (a)	548
17	KLA-Tencor Corp.	642
15	MEMC Electronic Materials, Inc. (a)	1,083
48	NVIDIA Corp. (a)	948
20	Tessera Technologies, Inc. (a)	418

		3,639

	Software — 2.7%
29	Amdocs Ltd., (United Kingdom) (a)	810
21	ANSYS, Inc. (a)	719
17	Autodesk, Inc. (a)	538
21	Electronic Arts, Inc. (a)	1,043
31	Jack Henry & Associates, Inc.	772
37	Nuance Communications, Inc. (a)	638

		4,520

	Specialty Retail — 4.4%
22	AutoNation, Inc. (a)	322
12	AutoZone, Inc. (a)	1,332
10	Best Buy Co., Inc.	425
19	J Crew Group, Inc. (a)	825
13	Limited Brands, Inc.	215
9	Penske Auto Group, Inc. (c)	183
3	Sherwin-Williams Co. (The)	163
49	Staples, Inc.	1,088
20	Tiffany & Co.	849
25	TJX Cos., Inc.	840
33	Urban Outfitters, Inc. (a)	1,025

		7,267

	Textiles, Apparel & Luxury Goods — 1.1%
6	Columbia Sportswear Co.	255
20	V.F. Corp.	1,558

		1,813

	Thrifts & Mortgage Finance — 0.7%
63	People’s United Financial, Inc.	1,084

	Tobacco — 0.4%
9	Loews Corp. - Carolina Group	624

	Wireless Telecommunication Services — 0.6%
28	Telephone & Data Systems, Inc.	1,044

	Total Long-Term Investments (Cost $141,478)	161,342

SHARES

Short-Term Investment — 2.8%

Investment Company — 2.8%
4,595	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $4,595)	4,595

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)

	Investments of Cash Collateral for Securities on Loan — 5.6%

	Corporate Notes — 1.4%
1,000	Alliance & Leister PLC (United Kingdom), 3.08%, 09/02/08	983
500	Banque Federative du Credit Mutuel, (France), FRN, 2.90%, 08/01/08	500
750	CDC Financial Products, Inc., FRN, 3.15%, 04/30/08 (i)	750

		2,233

	Repurchase Agreements — 3.9%
2,000	Barclays Capital, Inc., 2.50%, dated 03/31/08, due 04/01/08, repurchase price $2,000, collateralized by U.S. Government Agency Mortgages	2,000
1,800	Credit Suisse First Boston LLC, 3.01%, dated 03/31/08, due 04/01/08, repurchase price $1,800, collateralized by U.S. Government Agency Mortgages	1,800
862	Goldman Sachs & Co., 2.75%, dated 03/31/08, due 04/01/08, repurchase price $862, collateralized by U.S. Government Agency Mortgages	862
1,800	Lehman Brothers, Inc., 2.99%, dated 03/31/08, due 04/01/08, repurchase price $1,800, collateralized by U.S. Government Agency Mortgages	1,800

		6,462

	Time Deposits — 0.3%
200	Den Norske Bank, 3.30%, 04/01/08	200
350	ING Bank NV, Seoul, 3.60%, 04/01/08	350

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)

	Time Deposits — Continued

		550

	Total Investments of Cash Collateral for Securities on Loan (Cost $9,262)	9,245

	Total Investments —105.4% (Cost $155,335)	175,182

	Liabilities in Excess of Other Assets — (5.4)%	(8,917)

	NET ASSETS — 100.0%	$166,265

Percentages indicated are based on net assets.

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,052
Aggregate gross unrealized depreciation	(9,205)

Net unrealized appreciation/depreciation	$19,847

Federal income tax cost of investments	$155,335

ABBREVIATIONS AND DEFINITIONS:

ADR	American Depositary Receipt

FRN	Floating Rate Note. The interest rate shown is the rate in effect as of March 31, 2008.

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 97.6%

	Common Stocks — 97.6%

	Aerospace & Defense — 2.5%
113	Ceradyne, Inc. (a)	3,624
20	Curtiss-Wright Corp. (c)	821
74	Esterline Technologies Corp. (a)	3,712
14	HEICO Corp. (c)	683
98	Moog, Inc., Class A (a) (c)	4,139
24	Orbital Sciences Corp. (a) (c)	579
11	Triumph Group, Inc. (c)	626

		14,184

	Air Freight & Logistics — 0.5%
25	Atlas Air Worldwide Holdings, Inc. (a)	1,364
50	Hub Group, Inc., Class A (a)	1,651

		3,015

	Airlines — 1.0%
160	Republic Airways Holdings, Inc. (a)	3,468
105	SkyWest, Inc.	2,222

		5,690

	Auto Components — 1.2%
59	Aftermarket Technology Corp. (a)	1,153
14	American Axle & Manufacturing Holdings, Inc. (c)	285
33	Cooper Tire & Rubber Co.	491
49	Lear Corp. (a)	1,256
87	Standard Motor Products, Inc. (c)	530
109	Tenneco, Inc. (a)	3,043

		6,758

	Biotechnology — 3.6%
31	Alexion Pharmaceuticals, Inc. (a) (c)	1,821
54	Alkermes, Inc. (a) (c)	639
58	Arena Pharmaceuticals, Inc. (a) (c)	397
83	BioMarin Pharmaceutical, Inc. (a) (c)	2,950
112	Bionovo, Inc. (a)	143
37	Cell Genesys, Inc. (a) (c)	87
26	Combinatorx, Inc. (a) (c)	89
39	GTx, Inc. (a) (c)	622
126	Human Genome Sciences, Inc. (a) (c)	740
34	InterMune, Inc. (a) (c)	499
53	Keryx Biopharmaceuticals, Inc. (a) (c)	32

63	LifeCell Corp. (a) (c)	2,656
70	Medarex, Inc. (a) (c)	621
63	Myriad Genetics, Inc. (a) (c)	2,530
41	Onyx Pharmaceuticals, Inc. (a) (c)	1,193
29	Progenics Pharmaceuticals, Inc. (a) (c)	191
50	Protalix BioTherapeutics, Inc., (Israel) (a)	132
65	Regeneron Pharmaceuticals, Inc. (a)	1,249
21	Rigel Pharmaceuticals, Inc. (a) (c)	399
80	Seattle Genetics, Inc. (a)	727
32	Telik, Inc. (a) (c)	77
40	Third Wave Technologies, Inc. (a)	366
34	United Therapeutics Corp. (a)	2,913

		21,073

	Building Products — 0.3%
125	INSTEEL Industries, Inc. (c)	1,448
18	Universal Forest Products, Inc. (c)	573

		2,021

	Capital Markets — 1.3%
15	Calamos Asset Management, Inc., Class A	242
20	HFF, Inc., Class A (a) (c)	98
105	Knight Capital Group, Inc., Class A (a)	1,710
34	Kohlberg Capital Corp. (c)	349
37	MCG Capital Corp. (c)	334
17	optionsXpress Holdings, Inc.	352
17	Patriot Capital Funding, Inc. (c)	175
7	Piper Jaffray Cos. (a) (c)	251
99	SWS Group, Inc.	1,211
105	TICC Capital Corp. (c)	791
10	TradeStation Group, Inc. (a)	83
3	US Global Investors, Inc., Class A (c)	46
67	Waddell & Reed Financial, Inc., Class A
		2,153

		7,795

	Chemicals — 2.9%
15	Balchem Corp. (c)	333
75	CF Industries Holdings, Inc.	7,720
53	H.B. Fuller Co. (c)	1,076
165	Terra Industries, Inc. (a) (c)	5,866

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Chemicals — Continued
57	W.R. Grace & Co. (a) (c)	1,305
19	Zep, Inc.	306

		16,606

	Commercial Banks — 5.5%
9	1st Source Corp.	192
34	Ameris Bancorp (c)	549
7	Associated Banc-Corp. (c)	178
8	BancFirst Corp. (c)	380
35	Banco Latinoamericano de Exportaciones S.A., Class E, (Panama) (c)	544
10	Capital Corp. of the West (c)	77
21	Center Financial Corp. (c)	194
34	Central Pacific Financial Corp. (c)	639
14	Citizens Republic Bancorp, Inc. (c)	175
41	City Bank (c)	904
37	City Holding Co.	1,476
20	Columbia Banking System, Inc. (c)	450
17	Community Bancorp (a) (c)	236
52	Community Bank System, Inc. (c)	1,275
15	Community Trust Bancorp, Inc. (c)	452
37	East West Bancorp, Inc.	662
135	First Bancorp, () (c)	1,373
6	First Bancorp (c)	126
19	First Community Bancshares, Inc. (c)	707
30	First Regional Bancorp (a) (c)	499
29	Glacier Bancorp, Inc. (c)	553
11	Great Southern Bancorp, Inc. (c)	173
17	Green Bankshares, Inc. (c)	302
151	Hanmi Financial Corp. (c)	1,118
7	Heritage Commerce Corp. (c)	132
9	Horizon Financial Corp. (c)	120
68	IBERIABANK Corp. (c)	3,018
11	Independent Bank Corp. (c)	118
37	International Bancshares Corp. (c)	843
20	Lakeland Financial Corp. (c)	458
8	MainSource Financial Group, Inc. (c)	124
132	Nara Bancorp, Inc. (c)	1,715
21	NBT Bancorp, Inc. (c)	457
22	Oriental Financial Group, ()	436
78	Pacific Capital Bancorp (c)	1,681
20	Peoples Bancorp, Inc. (c)	487

8	Prosperity Bancshares, Inc.	241
7	Renasant Corp. (c)	146
5	Republic Bancorp, Inc., Class A (c)	91
7	Sierra Bancorp (c)	149
11	Simmons First National Corp., Class A	315
52	Southwest Bancorp, Inc.	903
152	Sterling Bancshares, Inc. (c)	1,510
52	Sterling Financial Corp. (c)	805
35	Taylor Capital Group, Inc.	578
3	TCF Financial Corp.	54
11	TriCo Bancshares (c)	183
74	W Holding Co., Inc. (c)	88
51	West Coast Bancorp	740
53	Westamerica Bancorp (c)	2,777
29	Wilshire Bancorp, Inc. (c)	222

		31,625

	Commercial Services & Supplies — 4.0%
11	Bowne & Co., Inc.	162
27	Comfort Systems USA, Inc.	345
29	COMSYS IT Partners, Inc. (a)	243
56	Consolidated Graphics, Inc. (a)	3,111
223	Deluxe Corp.	4,278
31	Ennis, Inc.	517
64	GEO Group, Inc. (The) (a)	1,811
35	Heidrick & Struggles International, Inc. (c)	1,142
70	Herman Miller, Inc.	1,725
50	Hudson Highland Group, Inc. (a)	420
189	IKON Office Solutions, Inc. (c)	1,439
148	Kforce, Inc. (a)	1,304
84	Knoll, Inc.	974
60	Korn/Ferry International (a)	1,014
25	Navigant Consulting, Inc. (a)	468
99	TeleTech Holdings, Inc. (a)	2,223
65	TrueBlue, Inc. (a)	867
20	United Stationers, Inc. (a) (c)	973
1	Waste Connections, Inc. (a)	28

		23,044

	Communications Equipment — 1.9%
128	3Com Corp. (a)	294
212	Arris Group, Inc. (a)	1,236

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Communications Equipment — Continued
42	Avocent Corp. (a)	713
17	Bel Fuse, Inc., Class B	468
29	Black Box Corp.	879
35	Comtech Telecommunications Corp. (a)	1,346
20	Digi International, Inc. (a) (c)	232
65	Extreme Networks, Inc. (a) (c)	201
126	Finisar Corp. (a) (c)	161
58	Foundry Networks, Inc. (a)	666
38	Harmonic, Inc. (a)	290
16	MasTec, Inc. (a)	130
72	MRV Communications, Inc. (a) (c)	99
31	NETGEAR, Inc. (a)	610
39	Network Equipment Technologies, Inc. (a) (c)	254
10	Packeteer, Inc. (a) (c)	52
71	Plantronics, Inc.	1,369
40	Polycom, Inc. (a)	911
34	Powerwave Technologies, Inc. (a) (c)	86
28	Sonus Networks, Inc. (a) (c)	95
85	Symmetricom, Inc. (a) (c)	295
45	Tekelec (a) (c)	562
16	UTStarcom, Inc. (a) (c)	46

		10,995

	Computers & Peripherals — 1.2%
30	Adaptec, Inc. (a) (c)	89
11	Electronics for Imaging, Inc. (a)	170
178	Emulex Corp. (a)	2,883
28	Hypercom Corp. (a)	123
46	Imation Corp. (c)	1,051
29	Intevac, Inc. (a)	369
123	Novatel Wireless, Inc. (a) (c)	1,190
54	Palm, Inc. (c)	268
132	Quantum Corp. (a) (c)	281
22	Synaptics, Inc. (a) (c)	530

		6,954

	Construction & Engineering — 0.5%
73	Perini Corp. (a)	2,648

	Construction Materials — 0.1%
24	Headwaters, Inc. (a) (c)	319

	Consumer Finance — 2.3%
62	Advance America Cash Advance Centers, Inc. (c)	468
36	Advanta Corp., Class B (c)	253
177	Cash America International, Inc.	6,432
34	CompuCredit Corp. (a) (c)	299
123	Dollar Financial Corp. (a)	2,825
57	EZCORP, Inc., Class A (a)	700
21	First Cash Financial Services, Inc. (a)	216
33	Nelnet, Inc., Class A (c)	388
50	World Acceptance Corp. (a) (c)	1,577

		13,158

	Containers & Packaging — 1.1%
9	AEP Industries, Inc. (a) (c)	276
23	Greif, Inc., Class A	1,528
119	Myers Industries, Inc.	1,559
19	Rock-Tenn Co., Class A	563
45	Silgan Holdings, Inc.	2,218

		6,144

	Diversified Consumer Services — 0.4%
48	DeVry, Inc.	2,004
8	INVESTools, Inc. (a) (c)	89

		2,093

	Diversified Financial Services — 0.2%
18	Asta Funding, Inc. (c)	255
13	Compass Diversified Holdings	168
19	Encore Capital Group, Inc. (a)	132
26	Financial Federal Corp. (c)	565

		1,120

	Diversified Telecommunication Services — 1.6%
839	Cincinnati Bell, Inc. (a)	3,572
408	Premiere Global Services, Inc. (a)	5,844

		9,416

	Electric Utilities — 1.5%
103	El Paso Electric Co. (a)	2,191
133	Portland General Electric Co.	3,001
9	UIL Holdings Corp. (c)	260
133	Westar Energy, Inc.	3,019

		8,471

	Electrical Equipment — 1.7%
22	A.O. Smith Corp. (c)	710

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Electrical Equipment — Continued
38	Acuity Brands, Inc. (c)	1,619
41	Evergreen Solar, Inc. (a) (c)	384
232	GrafTech International Ltd. (a)	3,756
20	Power-One, Inc. (a) (c)	63
85	Regal-Beloit Corp. (c)	3,110

		9,642

	Electronic Equipment & Instruments — 2.6%
72	Anixter International, Inc. (a)	4,604
72	Benchmark Electronics, Inc. (a)	1,291
25	Checkpoint Systems, Inc. (a)	674
53	CTS Corp. (c)	563
5	Echelon Corp. (a) (c)	72
40	Insight Enterprises, Inc. (a)	695
33	Itron, Inc. (a) (c)	2,941
28	Methode Electronics, Inc.	321
41	Plexus Corp. (a)	1,156
19	Rofin-Sinar Technologies, Inc. (a) (c)	871
41	Technitrol, Inc.	946
80	TTM Technologies, Inc. (a)	903

		15,037

	Energy Equipment & Services — 3.6%
78	Allis-Chalmers Energy, Inc. (a) (c)	1,074
22	Basic Energy Services, Inc. (a) (c)	479
14	Exterran Holdings, Inc. (a)	871
180	Grey Wolf, Inc. (a) (c)	1,218
97	Gulfmark Offshore, Inc. (a) (c)	5,330
45	Hercules Offshore, Inc. (a) (c)	1,123
44	ION Geophysical Corp. (a)	611
16	Lufkin Industries, Inc.	1,040
19	Matrix Service Co. (a)	332
20	Newpark Resources (a) (c)	100
39	Oil States International, Inc. (a)	1,739
113	Parker Drilling Co. (a) (c)	733
51	RPC, Inc. (c)	767
22	T-3 Energy Services, Inc., Class 3 (a)	949
99	Trico Marine Services, Inc. (a) (c)	3,842
33	Union Drilling, Inc. (a)	574

		20,782

	Food & Staples Retailing — 1.2%
29	Casey’s General Stores, Inc.	662
101	Nash Finch Co. (c)	3,446

36	Pantry, Inc. (The) (a) (c)	755
106	Spartan Stores, Inc.	2,218

		7,081

	Gas Utilities — 1.1%
18	Laclede Group, Inc. (The)	649
55	New Jersey Resources Corp. (c)	1,706
37	Nicor, Inc. (c)	1,250
28	Northwest Natural Gas Co. (c)	1,212
41	WGL Holdings, Inc.	1,327

		6,144

	Health Care Equipment & Supplies — 3.2%
83	CONMED Corp. (a)	2,136
104	Greatbatch, Inc. (a) (c)	1,916
3	Haemonetics Corp. (a)	149
39	Hologic, Inc. (a)	2,185
49	Immucor, Inc. (a) (c)	1,041
28	Integra LifeSciences Holdings Corp. (a) (c)	1,200
91	Invacare Corp.	2,032
14	Inverness Medical Innovations, Inc. (a) (c)	421
29	Medical Action Industries, Inc. (a)	481
17	Mentor Corp. (c)	437
41	NeuroMetrix, Inc. (a) (c)	74
13	Palomar Medical Technologies, Inc. (a) (c)	193
24	Power Medical Interventions, Inc. (a) (c)	143
93	Quidel Corp. (a)	1,492
102	STERIS Corp.	2,742
14	SurModics, Inc. (a) (c)	574
75	Thoratec Corp. (a) (c)	1,069

		18,285

	Health Care Providers & Services — 2.9%
99	Alliance Imaging, Inc. (a) (c)	854
61	AMERIGROUP Corp. (a)	1,670
74	AMN Healthcare Services, Inc. (a)	1,136
46	Apria Healthcare Group, Inc. (a) (c)	908
66	Centene Corp. (a)	926
39	Chemed Corp.	1,646
24	Emergency Medical Services Corp., Class A (a) (c)	588
98	Five Star Quality Care, Inc. (a) (c)	624

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Health Care Providers & Services — Continued
157	Gentiva Health Services, Inc. (a)	3,412
50	Healthspring, Inc. (a)	705
18	inVentiv Health, Inc. (a)	521
8	Molina Healthcare, Inc. (a) (c)	193
118	PSS World Medical, Inc. (a)	1,964
30	Psychiatric Solutions, Inc. (a) (c)	1,031
41	Res-Care, Inc. (a)	705

		16,883

	Health Care Technology — 0.6%
24	MedAssets, Inc. (a)	356
114	Omnicell, Inc. (a)	2,297
66	Trizetto Group (a) (c)	1,105

		3,758

	Hotels, Restaurants & Leisure — 1.1%
20	Bob Evans Farms, Inc. (c)	555
30	CBRL Group, Inc.	1,062
76	Domino’s Pizza, Inc. (c)	1,031
15	Dover Downs Gaming & Entertainment, Inc. (c)	124
104	Jack in the Box, Inc. (a)	2,797
21	Monarch Casino & Resort, Inc. (a)	370
37	Ruby Tuesday, Inc. (c)	275
30	Triarc Cos, Inc., Class B (c)	209

		6,423

	Household Durables — 1.8%
88	Champion Enterprises, Inc. (a) (c)	885
1	CSS Industries, Inc. (c)	35
46	Helen of Troy Ltd., (Bermuda) (a)	770
18	Jarden Corp. (a)	383
71	Tempur-Pedic International, Inc. (c)	783
193	Tupperware Brands Corp.	7,477

		10,333

	Industrial Conglomerates — 0.5%
45	Walter Industries, Inc.	2,800

	Insurance — 3.6%
22	American Physicians Capital, Inc.	1,006
21	Amerisafe, Inc. (a)	259
21	Argo Group International Holdings Ltd., (Bermuda) (a)	756
58	Aspen Insurance Holdings Ltd., (Bermuda)	1,535
12	Assured Guaranty Ltd., (Bermuda)	278

44	Commerce Group, Inc.	1,572
99	Delphi Financial Group, Inc., Class A	2,900
38	Max Capital Group Ltd., (Bermuda)	982
94	Meadowbrook Insurance Group, Inc.	736
21	National Financial Partners Corp. (c)	463
3	Navigators Group, Inc. (a)	147
24	Odyssey Re Holdings Corp. (c)	886
46	Platinum Underwriters Holdings Ltd., (Bermuda)	1,477
186	PMA Capital Corp., Class A (a) (c)	1,586
55	Safety Insurance Group, Inc.	1,881
53	Selective Insurance Group (c)	1,270
78	Zenith National Insurance Corp.	2,792

		20,526

	Internet & Catalog Retail — 1.6%
85	FTD Group, Inc.	1,135
67	priceline.com, Inc. (a) (c)	8,134

		9,269

	Internet Software & Services — 1.4%
20	Ariba, Inc. (a)	194
25	Art Technology Group, Inc. (a)	96
34	AsiaInfo Holdings, Inc., (China) (a)	372
120	Chordiant Software, Inc. (a)	726
31	CMGI, Inc. (a) (c)	404
26	Digital River, Inc. (a) (c)	793
119	Earthlink, Inc. (a) (c)	895
17	Imergent, Inc. (c)	196
47	Interwoven, Inc. (a)	503
17	iPass, Inc. (a) (c)	53
50	j2 Global Communications, Inc. (a) (c)	1,111
162	United Online, Inc.	1,708
60	ValueClick, Inc. (a)	1,035

		8,086

	IT Services — 1.5%
35	CACI International, Inc., Class A (a)	1,612
108	CIBER, Inc. (a)	531
33	CSG Systems International, Inc. (a)	380

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	IT Services — Continued
87	Cybersource Corp. (a)	1,272
37	Gartner, Inc. (a)	706
7	iGate Corp. (a)	53
35	infoUSA, Inc.	216
10	Lionbridge Technologies (a) (c)	34
44	Mantech International Corp., Class A (a)	1,978
17	MAXIMUS, Inc. (c)	624
75	Perot Systems Corp., Class A (a) (c)	1,129

		8,535

	Leisure Equipment & Products — 1.2%
209	JAKKS Pacific, Inc. (a) (c)	5,757
51	RC2 Corp. (a) (c)	1,059
46	Sturm Ruger & Co., Inc. (a) (c)	381

		7,197

	Life Sciences Tools & Services — 1.5%
12	AMAG Pharmaceuticals, Inc. (a) (c)	498
7	Bio-Rad Laboratories, Inc., Class A (a)	596
228	Exelixis, Inc. (a)	1,586
60	Illumina, Inc. (a) (c)	4,539
10	Kendle International, Inc. (a)	467
52	Medivation, Inc. (a) (c)	734

		8,420

	Machinery — 3.8%
46	Accuride Corp. (a) (c)	374
43	Astec Industries, Inc. (a)	1,670
104	Barnes Group, Inc. (c)	2,382
28	Cascade Corp. (c)	1,361
24	CIRCOR International, Inc.	1,087
71	Columbus McKinnon Corp. (a)	2,200
91	EnPro Industries, Inc. (a) (c)	2,841
14	FreightCar America, Inc.	484
14	Middleby Corp. (a) (c)	892
16	Miller Industries, Inc. (a)	153
11	NACCO Industries, Inc., Class A	915
24	Valmont Industries, Inc. (c)	2,074
130	Wabtec Corp.	4,911
20	Watts Water Technologies, Inc., Class A (c)	569

		21,913

	Marine — 0.9%
43	Genco Shipping & Trading Ltd. (c)	2,438
133	Horizon Lines, Inc., Class A (c)	2,483
2	TBS International Ltd., Class A, (Bermuda) (a) (c)	51

		4,972

	Media — 1.5%
7	AH Belo Corp., Class A (a)	74
33	Belo Corp., Class A	348
27	Entercom Communications Corp., Class A (c)	267
53	Lee Enterprises, Inc. (c)	530
68	Lin TV Corp., Class A (a) (c)	652
33	Marvel Entertainment, Inc. (a) (c)	876
39	Scholastic Corp. (a)	1,168
533	Sinclair Broadcast Group, Inc., Class A	4,750
27	Valassis Communications, Inc. (a)	294

		8,959

	Metals & Mining — 1.3%
23	Century Aluminum Co. (a)	1,537
19	Olympic Steel, Inc.	839
74	Quanex Corp. (c)	3,817
22	Schnitzer Steel Industries, Inc. (c)	1,576

		7,769

	Multi-Utilities — 0.3%
22	Black Hills Corp. (c)	791
96	PNM Resources, Inc. (c)	1,192

		1,983

	Oil, Gas & Consumable Fuels — 2.7%
65	Alon USA Energy, Inc. (c)	992
72	Alpha Natural Resources, Inc. (a)	3,132
11	ATP Oil & Gas Corp. (a)	347
27	Bois d’Arc Energy, Inc. (a)	576
55	FX Energy, Inc. (a) (c)	234
30	Gulfport Energy Corp. (a) (c)	316
123	Mariner Energy, Inc. (a)	3,309
26	Penn Virginia Corp.	1,137
48	PetroHawk Energy Corp. (a) (c)	968
56	Stone Energy Corp. (a)	2,945
28	Swift Energy Co. (a) (c)	1,260
53	USEC, Inc. (a) (c)	196
84	VAALCO Energy, Inc. (a) (c)	416

		15,828

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Paper & Forest Products — 0.2%
111	Buckeye Technologies, Inc. (a)	1,237

	Personal Products — 0.2%
76	American Oriental Bioengineering,	613
	Inc., (China) (a) (c)
35	Elizabeth Arden, Inc. (a) (c)	702

		1,315

	Pharmaceuticals — 1.1%
30	Alpharma, Inc., Class A (a) (c)	792
7	Auxilium Pharmaceuticals, Inc. (a) (c)	190
25	Barrier Therapeutics, Inc. (a) (c)	86
17	Bentley Pharmaceuticals, Inc. (a) (c)	273
47	Cardiome Pharma Corp., (Canada) (a) (c)	393
41	Cypress Bioscience, Inc. (a) (c)	295
39	DURECT Corp. (a) (c)	206
22	Par Pharmaceutical Cos., Inc. (a) (c)	390
38	Perrigo Co.	1,426
12	Salix Pharmaceuticals Ltd. (a) (c)	74
33	ULURU, Inc. (a) (c)	74
31	Valeant Pharmaceuticals International (a) (c)	400
154	ViroPharma, Inc. (a) (c)	1,379
17	Xenoport, Inc. (a)	688

		6,666

	Real Estate Investment Trusts (REITs) — 5.3%
93	Anthracite Capital, Inc. (c)	612
36	Ashford Hospitality Trust, Inc. (c)	206
16	BioMed Realty Trust, Inc.	382
3	Deerfield Capital Corp. (m)	4
179	Digital Realty Trust, Inc. (c)	6,369
93	FelCor Lodging Trust, Inc.	1,114
42	Glimcher Realty Trust (c)	496
133	GMH Communities Trust	1,156
41	Gramercy Capital Corp. (c) (m)	860
16	Home Properties, Inc. (c)	773
13	LaSalle Hotel Properties (c)	385
306	Lexington Realty Trust (c)	4,411
226	MFA Mortgage Investments, Inc. (c)	1,424

170	Nationwide Health Properties, Inc. (c)	5,748

104	Pennsylvania Real Estate Investment Trust (c)	2,546
14	PS Business Parks, Inc.	711
28	RAIT Financial Trust (c)	194
16	Saul Centers, Inc. (c)	809
137	Sunstone Hotel Investors, Inc.	2,190

		30,390

	Semiconductors & Semiconductor Equipment — 4.0%
6	Actel Corp. (a) (c)	84
44	Advanced Energy Industries, Inc. (a)	577
433	Amkor Technology, Inc. (a) (c)	4,629
24	Applied Micro Circuits Corp. (a)	174
87	Asyst Technologies, Inc. (a) (c)	305
23	Axcelis Technologies, Inc. (a)	126
63	Brooks Automation, Inc. (a)	609
97	Cirrus Logic, Inc. (a)	655
129	Conexant Systems, Inc. (a) (c)	75
48	Credence Systems Corp. (a) (c)	82
46	Diodes, Inc. (a)	1,018
65	Entegris, Inc. (a)	468
29	IXYS Corp. (a)	199
66	Kulicke & Soffa Industries, Inc. (a) (c)	315
28	Lattice Semiconductor Corp. (a)	78
11	LTX Corp. (a) (c)	34
75	Mattson Technology, Inc. (a) (c)	454
76	Micrel, Inc.	703
26	Microsemi Corp. (a)	581
70	MIPS Technologies, Inc. (a) (c)	278
39	MKS Instruments, Inc. (a) (c)	839
17	OmniVision Technologies, Inc. (a) (c)	291
395	ON Semiconductor Corp. (a) (c)	2,241
13	Photronics, Inc. (a)	128
87	PMC-Sierra, Inc. (a) (c)	494
65	RF Micro Devices, Inc. (a)	172
9	Semitool, Inc. (a) (c)	76
41	Semtech Corp. (a)	589
3	Sigma Designs, Inc. (a) (c)	77
79	Silicon Image, Inc. (a)	397
57	Silicon Storage Technology, Inc. (a)	149

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Semiconductors & Semiconductor Equipment — Continued
217	Skyworks Solutions, Inc. (a)	1,580
23	Standard Microsystems Corp. (a) (c)	677
11	Supertex, Inc. (a) (c)	233
81	Techwell, Inc. (a) (c)	879
126	TriQuint Semiconductor, Inc. (a)	639
149	Zoran Corp. (a)	2,035

		22,940

	Software — 3.1%
125	Actuate Corp. (a)	511
13	Ansoft Corp. (a)	400
37	ANSYS, Inc. (a)	1,277
242	Aspen Technology, Inc. (a)	3,091
28	Epicor Software Corp. (a) (c)	317
14	EPIQ Systems, Inc. (a) (c)	224
30	eSpeed, Inc., Class A (a)	353
60	Informatica Corp. (a) (c)	1,025
11	InterVoice, Inc. (a)	84
19	JDA Software Group, Inc. (a)	354
14	Macrovision Corp. (a) (c)	188
33	Magma Design Automation, Inc. (a)	311
14	Manhattan Associates, Inc. (a)	330
50	Mentor Graphics Corp. (a)	444
8	MicroStrategy, Inc., Class A (a) (c)	562
59	Nuance Communications, Inc. (a) (c)	1,031
99	Parametric Technology Corp. (a)	1,575
7	Pegasystems, Inc.	63
81	Progress Software Corp. (a) (c)	2,409
23	Secure Computing Corp. (a)	146
41	Smith Micro Software, Inc. (a) (c)	249
10	SPSS, Inc. (a)	372
92	Sybase, Inc. (a)	2,414

		17,730

	Specialty Retail — 2.7%
48	Aeropostale, Inc. (a)	1,293
106	Brown Shoe Co., Inc. (c)	1,601
58	Collective Brands, Inc. (a) (c)	704
116	Gymboree Corp. (a)	4,622
63	JOS. A. Bank Clothiers, Inc. (a) (c)	1,285
124	Men’s Wearhouse, Inc. (c)	2,886

180	Rent-A-Center, Inc. (a)	3,301

		15,692

	Textiles, Apparel & Luxury Goods — 1.9%
22	Columbia Sportswear Co. (c)	973
24	Deckers Outdoor Corp. (a) (c)	2,534
176	Maidenform Brands, Inc. (a) (c)	2,857
37	Movado Group, Inc.	729
8	Oxford Industries, Inc. (c)	187
108	Perry Ellis International, Inc. (a) (c)	2,355
19	Steven Madden Ltd. (a)	332
33	UniFirst Corp. (c)	1,213

		11,180

	Thrifts & Mortgage Finance — 1.2%
35	BankUnited Financial Corp., Class A (c)	177
156	Corus Bankshares, Inc. (c)	1,514
17	Federal Agricultural Mortgage	446
	Corp., Class C (c)
70	First Niagara Financial Group, Inc. (c)	948
11	First Place Financial Corp. (c)	144
16	FirstFed Financial Corp. (a) (c)	440
42	Franklin Bank Corp. (a) (c)	127
12	Imperial Capital Bancorp, Inc.	266
117	Ocwen Financial Corp. (a) (c)	518
67	Trustco Bank Corp. (c)	594
50	United Community Financial Corp. (c)	309
25	WSFS Financial Corp.	1,247

		6,730

	Tobacco — 0.8%
578	Alliance One International, Inc. (a)	3,490
21	Universal Corp.	1,350

		4,840

	Trading Companies & Distributors — 1.2%
196	Applied Industrial Technologies, Inc.	5,850
30	Kaman Corp.	835

		6,685

	Wireless Telecommunication Services — 0.7%
276	Centennial Communications Corp. (a)	1,633
7	Rural Cellular Corp., Class A (a)	327

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Wireless Telecommunication Services — Continued
139	Syniverse Holdings, Inc. (a)	2,309

		4,269

	Total Long-Term Investments (Cost $555,262)	563,428

	Short-Term Investments — 2.2%

	Investment Company — 1.9%
10,888	JPMorgan Prime Money Market Fund, Institutional Class (b) (Cost $10,888)	10,888

NUMBER OF RIGHTS

Right — 0.0% (g)
5	MCG Capital Corp. (Cost $—)	6

PRINCIPAL AMOUNT($)

	U.S. Treasury Obligation — 0.3%
1,565	U.S. Treasury Note 4.63%, 11/30/2008 (k) (n) (Cost $1,582)	1,599

	Total Short-Term Investments (Cost $12,470)	12,493

	Investments of Cash Collateral for Securities on Loan — 25.5%

	Certificate of Deposit — 0.9%
5,000	Banco Espirito Santo, (London), 4.54%, 04/09/08	5,000

	Corporate Notes — 20.1%
5,000	Alliance & Leicester plc, (United Kingdom), FRN, 3.08%, 09/02/08	5,000
5,000	American Express Centurion Bank, FRN, 3.23%, 09/17/08	4,996
5,000	ANZ National Bank Ltd., (United Kingdom), 3.21%, 02/09/09	4,999
300	Banque Federative du Credit Mutuel, (France), FRN, 2.90%, 08/01/08	300
12,000	Beta Finance, Inc., FRN, 2.38%, 02/20/09 (i) (s)	11,790
13,500	Caixa d’Estalvis de Catalunya, (Spain), FRN, 3.04%, 06/30/08	13,488
12,550	CDC Financial Products, Inc., FRN, 3.15%, 04/30/08 (i)	12,550

8,000	Citigroup Global Markets, Inc., FRN, 3.30%, 04/07/08 (i)	8,000
13,000	Goldman Sachs Group, Inc., FRN, 3.12%, 02/13/09	13,000
14,000	Macquarie Bank Ltd., (Australia), FRN, 2.62%, 08/20/08	14,000
12,000	Nationwide Building Society, (United Kingdom), FRN, 3.14%,07/03/08	12,001
5,000	Pricoa Global Funding I, FRN, 2.65%, 09/26/08	5,000
6,000	Santander U.S. Debt S.A. Unipersonal, FRN, 4.04%, 10/21/08	5,997
5,000	Svenska HandelsBanken AB, (Sweden), 4.47%, 02/06/09	5,000

		116,121

	Repurchase Agreements — 2.9%
2,002	Barclays Capital, Inc., 2.50%, dated 03/31/08, due 04/01/08, repurchase price $2,002, collateralized by U.S. Government Agency Mortgages	2,002
13,226	Credit Suisse First Boston LLC, 3.01%, dated 03/31/08, due 04/01/08, repurchase price $13,227, collateralized by U.S. Government Agency Mortgages	13,226
2,000	Lehman Brothers, Inc., 2.99%, dated 03/31/08, due 04/01/08, repurchase price $2,000, collateralized by U.S. Government Agency Mortgages	2,000

		17,228

	Time Deposits — 1.6%
5,000	Den Norske Bank, 3.30%, 04/01/08	5,000
4,000	ING Bank NV, Seoul, 3.60%, 04/01/08	4,000

		9,000

	Total Investments of Cash Collateral for Securities on Loan (Cost $147,569)	147,349

	Total Investments — 125.3% (Cost $715,301 )	723,270
	Liabilities in Excess of Other Assets — (25.3)%	(146,145)

	NET ASSETS — 100.0%	$577,125

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Percentages indicated are based on net assets.

Futures Contracts
(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 3/31/2008	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
33	Russell 2000 Index	June, 2008	$11,385	$456

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$105,616
Aggregate gross unrealized depreciation	(97,647)

Net unrealized appreciation/depreciation	$7,969

Federal income tax cost of investments	$715,301

ABBREVIATIONS AND DEFINITIONS :

FRN	Floating Rate Note. The interest rate shown is the rate in effect as of March 31, 2008.

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(g)	Amount rounds to less than 0.1%

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in the market.

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 96.3%

	Common Stocks — 96.3%

	Aerospace & Defense — 4.2%
218	Alliant Techsystems, Inc. (a)	22,555
645	TransDigm Group, Inc. (a)	23,883

		46,438

	Biotechnology — 1.5%
411	Myriad Genetics, Inc. (a) (c)	16,555

	Capital Markets — 2.7%
596	Calamos Asset Management, Inc., Class A	9,702
1,498	HFF, Inc., Class A (a) (c)	7,505
621	optionsXpress Holdings, Inc.	12,859

		30,066

	Chemicals — 2.7%
337	Airgas, Inc.	15,314
464	Scotts Miracle-Gro Co. (The), Class A	15,033

		30,347

	Commercial Banks — 2.5%
298	Hancock Holding Co. (c)	12,522
372	S.Y. Bancorp, Inc. (c)	8,642
254	United Bancshares, Inc. (c)	6,761

		27,925

	Commercial Services & Supplies — 5.8%
1,422	Comfort Systems USA, Inc.	18,500
139	CoStar Group, Inc. (a) (c)	5,973
124	FTI Consulting, Inc. (a)	8,774
629	Hudson Highland Group, Inc. (a)	5,325
831	Waste Connections, Inc. (a)	25,549

		64,121

	Communications Equipment — 1.2%
768	Neutral Tandem, Inc. (a) (c)	13,834

	Containers & Packaging — 4.4%
503	AptarGroup, Inc.	19,566
580	Silgan Holdings, Inc.	28,786

		48,352

	Diversified Telecommunication Services — 1.7%
245	Cbeyond, Inc. (a) (c)	4,604
570	NTELOS Holdings Corp.	13,794

		18,398

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Electric Utilities — 0.9%
185	ITC Holdings Corp. (c)	9,610

	Electrical Equipment — 1.8%
335	General Cable Corp. (a) (c)	19,806

	Electronic Equipment & Instruments — 2.1%
315	Anixter International, Inc. (a) (c)	20,173
92	ScanSource, Inc. (a) (c)	3,333

		23,506

	Energy Equipment & Services — 3.9%
387	Exterran Holdings, Inc. (a)	24,977
316	FMC Technologies, Inc. (a)	17,955

		42,932

	Food & Staples Retailing — 2.1%
1,313	Winn-Dixie Stores, Inc. (a) (c)	23,585

	Food Products — 1.5%
1,514	B&G Foods, Inc., Class A	16,658

	Gas Utilities — 2.7%
408	Atmos Energy Corp.	10,411
457	Northwest Natural Gas Co. (c)	19,848

		30,259

	Health Care Equipment & Supplies — 1.6%
351	IDEXX Laboratories, Inc. (a)	17,305

	Health Care Providers & Services — 7.3%
708	AMN Healthcare Services, Inc. (a)	10,913
332	HealthExtras, Inc. (a)	8,237
334	MWI Veterinary Supply, Inc. (a) (c)	11,780
1,012	PharMerica Corp. (a) (c)	16,774
1,322	PSS World Medical, Inc. (a)	22,031
328	Psychiatric Solutions, Inc. (a) (c)	11,129

		80,864

	Hotels, Restaurants & Leisure — 1.6%
745	Papa John’s International, Inc. (a) (c)	18,027

	Household Durables — 1.4%
719	Jarden Corp. (a)	15,631

	Industrial Conglomerates — 1.1%
898	Reddy Ice Holdings, Inc.	11,700

	Insurance — 5.5%
242	American Physicians Capital, Inc. (c)	11,201

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Insurance — Continued
610	ProAssurance Corp. (a)	32,815
335	RLI Corp. (c)	16,596

		60,612

	Internet Software & Services — 4.2%
2,587	Dice Holdings, Inc. (a) (c)	23,052
1,245	Liquidity Services, Inc. (a) (c)	9,963
1,271	Travelzoo, Inc. (a) (c)	14,028

		47,043

	Leisure Equipment & Products — 0.9%
542	Pool Corp. (c)	10,242

	Machinery — 3.0%
332	Kaydon Corp. (c)	14,587
117	Oshkosh Corp.	4,234
388	RBC Bearings, Inc. (a) (c)	14,400

		33,221

	Media — 2.5%
813	Cinemark Holdings, Inc. (c)	10,393
387	Interactive Data Corp.	11,027
95	Morningstar, Inc. (a) (c)	5,818

		27,238

	Metals & Mining — 3.2%
408	Commercial Metals Co.	12,240
393	Compass Minerals International, Inc. (c)	23,191

		35,431

	Oil, Gas & Consumable Fuels — 1.8%
343	Southwestern Energy Co. (a)	11,556
233	St. Mary Land & Exploration Co.	8,986

		20,542

	Real Estate Investment Trusts (REITs) — 5.3%
91	Alexandria Real Estate Equities, Inc. (c)	8,447
304	EastGroup Properties, Inc. (c)	14,143
419	First Potomac Realty Trust (c) (m)	6,432
754	Franklin Street Properties Corp. (c)	10,797
387	Mid-America Apartment Communities, Inc. (c)	19,308

		59,127

	Real Estate Management & Development — 1.1%
153	Jones Lang LaSalle, Inc.	11,794

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Road & Rail — 1.0%
204	Landstar System, Inc.	10,635

	Semiconductors & Semiconductor Equipment — 1.1%
195	Standard Microsystems Corp. (a) (c)	5,681
220	Varian Semiconductor Equipment Associates, Inc. (a)	6,182

		11,863

	Software — 9.2%
1,123	Aspen Technology, Inc. (a)	14,322
444	Blackboard, Inc. (a) (c)	14,808
512	MICROS Systems, Inc. (a)	17,217
924	Monotype Imaging Holdings, Inc. (a)	13,955
927	Nuance Communications, Inc. (a)	16,139
770	Solera Holdings, Inc. (a)	18,755
672	SuccessFactors, Inc. (a) (c)	6,563

		101,759

	Specialty Retail — 1.5%
539	Barnes & Noble, Inc.	16,514

	Textiles, Apparel & Luxury Goods— 0.7%
453	Iconix Brand Group, Inc. (a) (c)	7,853

	Wireless Telecommunication Services — 0.6%
1,073	Centennial Communications Corp. (a) (c)	6,341

	Total Long-Term Investments (Cost $985,582)	1,066,134

SHARES

	Short-Term Investment — 3.0%

	Investment Company — 3.0%
33,674	JPMorgan Prime Money Market
	Fund, Institutional Class (b) (Cost $33,674)	33,674

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)

	Investments of Cash Collateral for Securities on Loan — 17.3%

	Certificate of Deposit — 0.6%
7,000	Banco Espirito Santo, (London), 4.54%, 04/09/08	7,000

	Corporate Notes — 10.7%
5,000	Alliance & Leicester PLC (United Kingdom), FRN, 3.08%, 09/02/08	4,915
2,000	Allstate Life Global Funding Trusts, FRN, 2.68%, 08/27/08	2,000

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)

	Corporate Notes — Continued
5,000	American Express Centurion Bank, FRN, 3.23%, 09/17/08	4,996
9,000	Anglo Irish Bank Corp. plc (Ireland), FRN, 3.13%, 09/05/08	9,000
5,000	ANZ National Bank Ltd., (United Kingdom), 3.21%, 02/09/09	4,999
6,200	Banque Federative du Credit Mutuel, (France), FRN, 2.90%, 08/01/08	6,200
7,000	Beta Finance, Inc., FRN, 2.38%, 02/20/09 (i) (s)	6,878
10,500	Caixa d’Estalvis de Catalunya, (Spain), FRN, 3.04%, 06/30/08	10,491
8,000	Citigroup Global Markets, Inc., FRN, 3.30%, 04/07/08 (i)	8,000
13,000	First Tennessee Bank N.A., FRN, 2.84%, 08/15/08	13,000
9,500	Macquarie Bank Ltd., (Australia), FRN, 2.62%, 08/20/08	9,500
8,000	Metropolitan Life Global Funding I, 4.25%, 02/09/09	8,000
8,000	National Rural Utilities Cooperative Finance Corp., FRN, 3.12%, 09/04/08	8,000
5,000	Pricoa Global Funding I, FRN, 2.65%, 09/26/08	5,000
5,000	Svenska HandelsBanken AB, (Sweden), 4.47%, 02/06/09	5,000
12,000	Wachovia Bank N.A., FRN, 2.36%, 02/23/09	12,000

		117,979

	Repurchase Agreements — 4.3%
27,340	Barclays Capital, Inc., 2.50%, dated 03/31/08, due 04/01/08,repurchase price $27,342,collateralized by U.S. Government Agency Mortgages	27,340
11,695	Credit Suisse First Boston LLC, 3.01%, dated 03/31/08, due04/01/08, repurchase price $11,696, collateralized by U.S. Government Agency Mortgages	11,695
7,500	Lehman Brothers, Inc., 2.99%, dated 03/31/08, due 04/01/08, repurchase price $7,501, collateralized by U.S. Government Agency Mortgages	7,500

		46,535

	Time Deposits — 1.7%
5,000	Den Norske Bank, 3.30%, 04/01/08	5,000

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)

	Time Deposits — Continued
5,000	Dresdner Bank, 3.50%, 04/01/08	5,000
5,000	ING Bank NV, Seoul, 3.60%,04/01/08	5,000
5,000	Natixis, New York, 3.10%, 04/01/08	5,000

		20,000

	Total Investments of Cash Collateral for Securities on Loan (Cost $191,728)	191,514

	Total Investments — 116.6% (Cost $1,210,984 )	1,291,322

	Liabilities in Excess of Other Assets — (16.6)%	(183,973)

	NET ASSETS — 100.0%	$1,107,349

Percentages indicated are based on net assets.

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$185,604
Aggregate gross unrealized depreciation	(105,266)
Net unrealized appreciation/depreciation	$80,338

Federal income tax cost of investments	$1,210,984

ABBREVIATIONS AND DEFINITIONS:

FRN	Floating Rate Note. The interest rate shown is the rate in effect as of March 31, 2008.

(a)	Non-income producing security.

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(s)

These holdings represents investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the change in the market.

JPMorgan SmartRetirement 2010

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Investment Companies – 99.6%
2,043,926	JPMorgan Bond Fund, Institutional Class (b)	17,148,541
2,690,411	JPMorgan Core Bond Fund, Class R5 (b)	29,352,388
428,661	JPMorgan Emerging Markets Debt Fund, Class R5 (b)	3,519,306
28,500	JPMorgan Emerging Markets Equity Fund, Institutional Class (b)	651,792
462,222	JPMorgan High Yield Bond Fund, Class R5 (b)	3,485,154
158,504	JPMorgan International Equity Fund, Class R5 (b)	4,660,012
384,464	JPMorgan International Opportunities Fund, Institutional Class (b)	6,047,620
94,425	JPMorgan International Realty Fund, Class R5 (b)	1,253,016
435,461	JPMorgan Intrepid America Fund, Class R5 (b)	10,734,121
3,863,993	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)	3,863,993
71,062	JPMorgan Small Cap Equity Fund, Class R5 (b)	2,052,280
149,195	JPMorgan Small Cap Growth Fund, Institutional Class (b)	1,394,977
47,609	JPMorgan Small Cap Value Fund, Class R5 (b)	869,809
32,583	JPMorgan Strategic Small Cap Value Fund, Class R5 (b)	413,155
1,424,414	JPMorgan U.S. Equity Fund, Class R5 (b)	13,916,523
101,563	JPMorgan U.S. Real Estate Fund, Class R5 (b)	1,804,777

	Total Investments — 99.6% (Cost $107,866,617)	101,167,464
	Other Assets in Excess of Liabilities — 0.4%	362,533

	NET ASSETS — 100.0%	$101,529,997

Percentages indicated are based on net assets.

Allocation Of Investments *

Taxable Fixed Income Funds	53.0%
Domestic Equity Funds	29.0
International Equity Funds	11.2
Money Market Funds	3.8
Specialty Funds	3.0

* Percentages indicated are based upon total investments as of March 31, 2008. The funds composition is subject to change.

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$758,755
Aggregate gross unrealized depreciation	(7,457,908)

Net unrealized appreciation/depreciation	$(6,699,153)

Federal income tax cost of investments	$107,866,617

ABBREVIATIONS AND DEFINITIONS:

(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Investment Companies – 100.2%
2,527,894	JPMorgan Bond Fund, Institutional Class (b)	21,209,033
3,326,687	JPMorgan Core Bond Fund, Class R5 (b)	36,294,151
573,233	JPMorgan Emerging Markets Debt Fund, Class R5 (b)	4,706,239
108,173	JPMorgan Emerging Markets Equity Fund, Institutional Class (b)	2,473,912
619,971	JPMorgan High Yield Bond Fund, Class R5 (b)	4,674,579
344,968	JPMorgan International Equity Fund, Class R5 (b)	10,142,048
671,934	JPMorgan International Opportunities Fund, Institutional Class (b)	10,569,518
100,344	JPMorgan International Realty Fund, Class R5 (b)	1,331,569
791,263	JPMorgan Intrepid America Fund, Class R5 (b)	19,504,641
202,418	JPMorgan Intrepid Growth Fund, Class R5 (b)	4,362,098
101,814	JPMorgan Large Cap Value Fund, Class R5 (b)	1,142,356
1,965,524	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)	1,965,524
69,485	JPMorgan Realty Income Fund, Class R5 (b)	758,772
129,073	JPMorgan Small Cap Equity Fund, Class R5 (b)	3,727,625
276,847	JPMorgan Small Cap Growth Fund, Institutional Class (b)	2,588,516
96,238	JPMorgan Small Cap Value Fund, Class R5 (b)	1,758,267
59,704	JPMorgan Strategic Small Cap Value Fund, Class R5 (b)	757,050
1,781,862	JPMorgan U.S. Equity Fund, Class R5 (b)	17,408,794
251,074	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 (b)	4,765,386
279,667	JPMorgan U.S. Real Estate Fund, Class R5 (b)	4,969,687

	Total Investments — 100.2% (Cost $168,014,030)	155,109,765
	Liabilities in Excess of Other Assets — (0.2)%	(308,183)

	NET ASSETS — 100.0%	$154,801,582

Percentages indicated are based on net assets.

Allocation Of Investments *

Taxable Fixed Income Funds	43.1%
Domestic Equity Funds	36.1
International Equity Funds	14.9
Specialty Funds	4.6
Money Market Funds	1.3

* Percentages indicated are based upon total investments as of March 31, 2008. The Funds composition is subject to change.

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,372,908
Aggregate gross unrealized depreciation	(14,277,173)

Net unrealized appreciation/depreciation	$(12,904,265)

Federal income tax cost of investments	$168,014,030

ABBREVIATIONS AND DEFINITIONS:

(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Investment Companies – 100.6%
3,369,865	JPMorgan Bond Fund, Institutional Class (b)	28,273,167
4,376,076	JPMorgan Core Bond Fund, Class R5 (b)	47,742,989
674,068	JPMorgan Emerging Markets Debt Fund, Class R5 (b)	5,534,100
235,024	JPMorgan Emerging Markets Equity Fund, Institutional Class (b)	5,375,009
695,594	JPMorgan High Yield Bond Fund, Class R5 (b)	5,244,776
628,977	JPMorgan International Equity Fund, Class R5 (b)	18,491,918
1,305,850	JPMorgan International Opportunities Fund, Institutional Class (b)	20,541,018
361,359	JPMorgan International Realty Fund, Class R5 (b)	4,795,238
1,343,388	JPMorgan Intrepid America Fund, Class R5 (b)	33,114,507
754,382	JPMorgan Intrepid Growth Fund, Class R5 (b)	16,256,936
718,755	JPMorgan Large Cap Value Fund, Class R5 (b)	8,064,426
2,674,342	JPMorgan Prime Money Market Fund, Institutional Class (b)	2,674,342
215,545	JPMorgan Realty Income Fund, Class R5 (b)	2,353,749
199,311	JPMorgan Small Cap Equity Fund, Class R5 (b)	5,756,089
489,887	JPMorgan Small Cap Growth Fund, Institutional Class (b)	4,580,442
98,452	JPMorgan Small Cap Value Fund, Class R5 (b)	1,798,715
153,344	JPMorgan Strategic Small Cap Value Fund, Class R5 (b)	1,944,408
2,500,865	JPMorgan U.S. Equity Fund, Class R5 (b)	24,433,454
739,264	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 (b)	14,031,225
518,442	JPMorgan U.S. Real Estate Fund, Class R5 (b)	9,212,717

	Total Investments — 100.6%
	(Cost $280,752,700)	260,219,225
	Liabilities in Excess of Other Assets — (0.6)%	(1,559,567)

	NET ASSETS — 100.0%	$258,659,658

Percentages indicated are based on net assets.

Allocation Of Investments *

Domestic Equity Funds	42.2%
Taxable Fixed Income Funds	33.4
International Equity Funds	17.1
Specialty Funds	6.3
Money Market Funds	1.0

* Percentages indicated are based upon total investments as of March 31, 2008. The funds composition is subject to change.

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,054,809
Aggregate gross unrealized depreciation	(22,588,284)

Net unrealized appreciation/depreciation	$(20,533,475)

Federal income tax cost of investments	$280,752,700

ABBREVIATIONS AND DEFINITIONS:

(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Investment Companies – 100.3%
72,192	JPMorgan Bond Fund, Institutional Class (b)	605,689
103,919	JPMorgan Core Bond Fund, Class R5 (b)	1,133,761
17,004	JPMorgan Emerging Markets Debt Fund, Class R5 (b)	139,603
7,856	JPMorgan Emerging Markets Equity Fund, Institutional Class (b)	179,666
10,668	JPMorgan High Yield Bond Fund, Class R5 (b)	80,440
20,261	JPMorgan International Equity Fund, Class R5 (b)	595,684
46,434	JPMorgan International Opportunities Fund, Institutional Class (b)	730,404
14,275	JPMorgan International Realty Fund, Class R5 (b)	189,432
44,447	JPMorgan Intrepid America Fund, Class R5 (b)	1,095,629
30,499	JPMorgan Intrepid Growth Fund, Class R5 (b)	657,248
29,987	JPMorgan Large Cap Value Fund, Class R5 (b)	336,455
73,057	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)	73,057
17,797	JPMorgan Realty Income Fund, Class R5 (b)	194,346
5,872	JPMorgan Small Cap Equity Fund, Class R5 (b)	169,584
17,459	JPMorgan Small Cap Growth Fund, Institutional Class (b)	163,244
2,222	JPMorgan Small Cap Value Fund, Class R5 (b)	40,595
5,387	JPMorgan Strategic Small Cap Value Fund, Class R5 (b)	68,304
69,402	JPMorgan U.S. Equity Fund, Class R5 (b)	678,053
32,762	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 (b)	621,827
7,417	JPMorgan U.S. Real Estate Fund, Class R5 (b)	131,805

	Total Investments — 100.3%
	(Cost $8,619,544)	7,884,826
	Liabilities in Excess of Other Assets — (0.3)%	(20,111)

	NET ASSETS — 100.0%	$7,864,715

Percentages indicated are based on net assets.

Allocation Of Investments *

Domestic Equity Funds	48.6%
Taxable Fixed Income Funds	24.9
International Equity Funds	19.1
Specialty Funds	6.5
Money Market Funds	0.9

* Percentages indicated are based upon total investments as of March 31, 2008. The Funds composition is subject to change.

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,327
Aggregate gross unrealized depreciation	(744,045)

Net unrealized appreciation/depreciation	$(734,718)

Federal income tax cost of investments	$8,619,544

ABBREVIATIONS AND DEFINITIONS:

(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Investment Companies – 100.4%
1,274,336	JPMorgan Bond Fund, Institutional Class (b)	10,691,678
1,885,696	JPMorgan Core Bond Fund, Class R5 (b)	20,572,948
363,371	JPMorgan Emerging Markets Debt Fund, Class R5 (b)	2,983,277
246,454	JPMorgan Emerging Markets Equity Fund, Institutional Class (b)	5,636,410
188,615	JPMorgan High Yield Bond Fund, Class R5 (b)	1,422,156
636,318	JPMorgan International Equity Fund, Class R5 (b)	18,707,737
1,311,030	JPMorgan International Opportunities Fund, Institutional Class (b)	20,622,504
307,485	JPMorgan International Realty Fund, Class R5 (b)	4,080,327
1,235,229	JPMorgan Intrepid America Fund, Class R5 (b)	30,448,392
834,874	JPMorgan Intrepid Growth Fund, Class R5 (b)	17,991,528
854,372	JPMorgan Large Cap Value Fund, Class R5 (b)	9,586,054
2,418,392	JPMorgan Prime Money Market Fund, Institutional Class (b)	2,418,392
468,149	JPMorgan Realty Income Fund, Class R5 (b)	5,112,187
137,278	JPMorgan Small Cap Equity Fund, Class R5 (b)	3,964,582
496,228	JPMorgan Small Cap Growth Fund, Institutional Class (b)	4,639,729
140,071	JPMorgan Small Cap Value Fund, Class R5 (b)	2,559,089
168,027	JPMorgan Strategic Small Cap Value Fund, Class R5 (b)	2,130,581
1,614,119	JPMorgan U.S. Equity Fund, Class R5 (b)	15,769,942
1,074,218	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 (b)	20,388,656
292,605	JPMorgan U.S. Real Estate Fund, Class R5 (b)	5,199,589

	Total Investments — 100.4% (Cost $222,668,891)	204,925,758
	Liabilities in Excess of Other Assets — (0.4)%	(879,734)

	NET ASSETS — 100.0%	$204,046,024

Percentages indicated are based on net assets.

Allocation Of Investments *

Domestic Equity Funds	52.5%
International Equity Funds	21.9
Taxable Fixed Income Funds	17.4
Specialty Funds	7.0
Money Market Funds	1.2

* Percentages indicated are based upon total investments as of March 31, 2008. The Funds composition is subject to change.

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,330,164
Aggregate gross unrealized depreciation	(20,073,297)

Net unrealized appreciation/depreciation	$(17,743,133)

Federal income tax cost of investments	$222,668,891

ABBREVIATIONS AND DEFINITIONS:

(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Investment Companies – 100.4%
24,647	JPMorgan Bond Fund, Institutional Class (b)	206,788
39,767	JPMorgan Core Bond Fund, Class R5 (b)	433,859
8,662	JPMorgan Emerging Markets Debt Fund, Class R5 (b)	71,115
6,571	JPMorgan Emerging Markets Equity Fund, Institutional Class (b)	150,283
3,563	JPMorgan High Yield Bond Fund, Class R5 (b)	26,868
15,569	JPMorgan International Equity Fund, Class R5 (b)	457,727
36,604	JPMorgan International Opportunities Fund, Institutional Class (b)	575,777
8,935	JPMorgan International Realty Fund, Class R5 (b)	118,561
31,601	JPMorgan Intrepid America Fund, Class R5 (b)	778,975
21,185	JPMorgan Intrepid Growth Fund, Class R5 (b)	456,527
22,294	JPMorgan Large Cap Value Fund, Class R5 (b)	250,137
51,384	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)	51,384
13,152	JPMorgan Realty Income Fund, Class R5 (b)	143,624
3,851	JPMorgan Small Cap Equity Fund, Class R5 (b)	111,214
14,644	JPMorgan Small Cap Growth Fund, Institutional Class (b)	136,920
2,454	JPMorgan Small Cap Value Fund, Class R5 (b)	44,836
4,896	JPMorgan Strategic Small Cap Value Fund, Class R5 (b)	62,083
38,140	JPMorgan U.S. Equity Fund, Class R5 (b)	372,626
29,021	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 (b)	550,814
5,967	JPMorgan U.S. Real Estate Fund, Class R5 (b)	106,026

	Total Investments — 100.4% (Cost $5,886,615)	5,106,144
	Liabilities in Excess of Other Assets — (0.4)%	(21,622)

	NET ASSETS — 100.0%	$5,084,522

Percentages indicated are based on net assets.

Allocation Of Investments *

Domestic Equity Funds	54.1%
International Equity Funds	23.2
Taxable Fixed Income Funds	14.5
Specialty Funds	7.2
Money Market Funds	1.0

* Percentages indicated are based upon total investments as of March 31, 2008. The Funds composition is subject to change.

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,350
Aggregate gross unrealized depreciation	(785,821)

Net unrealized appreciation/depreciation	$(780,471)

Federal income tax cost of investments	$5,886,615

ABBREVIATIONS AND DEFINITIONS:

(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Investment Companies – 100.6%
679,572	JPMorgan Bond Fund, Institutional Class (b)	5,701,606
1,124,082	JPMorgan Core Bond Fund, Class R5 (b)	12,263,734
217,445	JPMorgan Emerging Markets Debt Fund, Class R5 (b)	1,785,223
186,147	JPMorgan Emerging Markets Equity Fund, Institutional Class (b)	4,257,183
91,290	JPMorgan High Yield Bond Fund, Class R5 (b)	688,327
477,368	JPMorgan International Equity Fund, Class R5 (b)	14,034,611
960,516	JPMorgan International Opportunities Fund, Institutional Class (b)	15,108,913
249,088	JPMorgan International Realty Fund, Class R5 (b)	3,305,404
898,623	JPMorgan Intrepid America Fund, Class R5 (b)	22,151,047
602,423	JPMorgan Intrepid Growth Fund, Class R5 (b)	12,982,212
637,440	JPMorgan Large Cap Value Fund, Class R5 (b)	7,152,074
2,318,442	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)	2,318,442
348,034	JPMorgan Realty Income Fund, Class R5 (b)	3,800,536
93,841	JPMorgan Small Cap Equity Fund, Class R5 (b)	2,710,132
377,113	JPMorgan Small Cap Growth Fund, Institutional Class (b)	3,526,009
128,990	JPMorgan Small Cap Value Fund, Class R5 (b)	2,356,650
107,740	JPMorgan Strategic Small Cap Value Fund, Class R5 (b)	1,366,146
1,084,409	JPMorgan U.S. Equity Fund, Class R5 (b)	10,594,671
820,681	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 (b)	15,576,516
187,750	JPMorgan U.S. Real Estate Fund, Class R5 (b)	3,336,311

	Total Investments — 100.6% (Cost $157,066,429)	145,015,747
	Liabilities in Excess of Other Assets — (0.6)%	(864,140)

	NET ASSETS — 100.0%	$144,151,607

Percentages indicated are based on net assets.

Allocation Of Investments *

Domestic Equity Funds	54.1%
International Equity Funds	23.0
Taxable Fixed Income Funds	14.1
Specialty Funds	7.2
Money Market Funds	1.6

* Percentages indicated are based upon total investments as of March 31, 2008. The Funds composition is subject to change.

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,117,817
Aggregate gross unrealized depreciation	(14,168,499)

Net unrealized appreciation/depreciation	$(12,050,682)

Federal income tax cost of investments	$157,066,429

ABBREVIATIONS AND DEFINITIONS:

(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Investment Companies – 101.5%
6,555	JPMorgan Bond Fund, Institutional Class (b)	54,998
10,146	JPMorgan Core Bond Fund, Class R5 (b)	110,695
1,408	JPMorgan Emerging Markets Debt Fund, Class R5 (b)	11,558
1,588	JPMorgan Emerging Markets Equity Fund, Institutional Class (b)	36,322
718	JPMorgan High Yield Bond Fund, Class R5 (b)	5,415
3,767	JPMorgan International Equity Fund, Class R5 (b)	110,747
8,970	JPMorgan International Opportunities Fund, Institutional Class (b)	141,106
2,345	JPMorgan International Realty Fund, Class R5 (b)	31,112
7,718	JPMorgan Intrepid America Fund, Class R5 (b)	190,250
5,191	JPMorgan Intrepid Growth Fund, Class R5 (b)	111,865
5,441	JPMorgan Large Cap Value Fund, Class R5 (b)	61,050
25,785	JPMorgan Prime Money Market Fund, Institutional Class (b)(m)	25,785
3,223	JPMorgan Realty Income Fund, Class R5 (b)	35,195
941	JPMorgan Small Cap Equity Fund, Class R5 (b)	27,175
3,770	JPMorgan Small Cap Growth Fund, Institutional Class (b)	35,249
562	JPMorgan Small Cap Value Fund, Class R5 (b)	10,260
1,127	JPMorgan Strategic Small Cap Value Fund, Class R5 (b)	14,291
9,289	JPMorgan U.S. Equity Fund, Class R5 (b)	90,752
7,088	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 (b)	134,529
1,339	JPMorgan U.S. Real Estate Fund, Class R5 (b)	23,798

	Total Investments — 101.5% (Cost $1,396,293)	1,262,152
	Liabilities in Excess of Other Assets — (1.5)%	(18,686)

	NET ASSETS — 100.0%	$1,243,466

Percentages indicated are based on net assets.

Allocation Of Investments *

Domestic Equity Funds	53.5%
International Equity Funds	22.8
Taxable Fixed Income Funds	14.5
Specialty Funds	7.1
Money Market Funds	2.1

* Percentages indicated are based upon total investments as of March 31, 2008. The Funds composition is subject to change.

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$997
Aggregate gross unrealized depreciation	(135,138)

Net unrealized appreciation/depreciation	$(134,141)

Federal income tax cost of investments	$1,396,293

ABBREVIATIONS AND DEFINITIONS:

(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reserve repurchase agreements.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Investment Companies – 102.1%
7,448	JPMorgan Bond Fund, Institutional Class (b)	62,486
10,974	JPMorgan Core Bond Fund, Class R5 (b)	119,722
1,108	JPMorgan Emerging Markets Debt Fund, Class R5 (b)	9,101
1,743	JPMorgan Emerging Markets Equity Fund, Institutional Class (b)	39,858
631	JPMorgan High Yield Bond Fund, Class R5 (b)	4,761
3,875	JPMorgan International Equity Fund, Class R5 (b)	113,928
9,808	JPMorgan International Opportunities Fund, Institutional Class (b)	154,280
3,504	JPMorgan International Realty Fund, Class R5 (b)	46,499
8,247	JPMorgan Intrepid America Fund, Class R5 (b)	203,280
5,548	JPMorgan Intrepid Growth Fund, Class R5 (b)	119,557
5,872	JPMorgan Large Cap Value Fund, Class R5 (b)	65,887
31,902	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)	31,902
2,317	JPMorgan Realty Income Fund, Class R5 (b)	25,306
1,048	JPMorgan Small Cap Equity Fund, Class R5 (b)	30,265
3,748	JPMorgan Small Cap Growth Fund, Institutional Class (b)	35,046
638	JPMorgan Small Cap Value Fund, Class R5 (b)	11,657
1,232	JPMorgan Strategic Small Cap Value Fund, Class R5 (b)	15,615
9,979	JPMorgan U.S. Equity Fund, Class R5 (b)	97,497
7,572	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 (b)	143,725
1,292	JPMorgan U.S. Real Estate Fund, Class R5 (b)	22,959

	Total Investments — 102.1% (Cost $1,443,991)	1,353,331
	Liabilities in Excess of Other Assets — (2.1)%	(27,569)

	NET ASSETS — 100.0%	$1,325,762

Percentages indicated are based on net assets.

Allocation Of Investments *

Domestic Equity Funds	53.4%
International Equity Funds	22.8
Taxable Fixed Income Funds	14.5
Specialty Funds	6.9
Money Market Funds	2.4

* Percentages indicated are based upon total investments as of March 31, 2008. The Funds composition is subject to change.

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$984
Aggregate gross unrealized depreciation	(91,644)

Net unrealized appreciation/depreciation	$(90,660)

Federal income tax cost of investments	$1,443,991

ABBREVIATIONS AND DEFINITIONS:

(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Investment Companies – 102.5%
2,258,809	JPMorgan Bond Fund, Institutional Class (b)	18,951,406
2,876,858	JPMorgan Core Bond Fund, Class R5 (b)	31,386,515
383,704	JPMorgan Emerging Markets Debt Fund, Class R5 (b)	3,150,207
8,363	JPMorgan Emerging Markets Equity Fund, Institutional Class (b)	191,258
416,075	JPMorgan High Yield Bond Fund, Class R5 (b)	3,137,202
102,518	JPMorgan International Equity Fund, Class R5 (b)	3,014,040
269,881	JPMorgan International Opportunities Fund, Institutional Class (b)	4,245,220
41,812	JPMorgan International Realty Fund, Class R5 (b)	554,851
306,389	JPMorgan Intrepid America Fund, Class R5 (b)	7,552,494
11,875,725	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)	11,875,725
70,666	JPMorgan Small Cap Equity Fund, Class R5 (b)	2,040,835
106,698	JPMorgan Small Cap Growth Fund, Institutional Class (b)	997,623
23,945	JPMorgan Small Cap Value Fund, Class R5 (b)	437,468
1,271,020	JPMorgan U.S. Equity Fund, Class R5 (b)	12,417,861
54,781	JPMorgan U.S. Real Estate Fund, Class R5 (b)	973,465

	Total Investments — 102.5%
	(Cost $106,268,850)	100,926,170
	Liabilities in Excess of Other Assets — (2.5)%	(2,456,437)

	NET ASSETS — 100.0%	$98,469,733

Percentages indicated are based on net assets.

Allocation Of Investments *

Taxable Fixed Income Funds	56.1%
Domestic Equity Funds	23.2
Money Market Funds	11.8
International Equity Funds	7.4
Specialty Funds	1.5

* Percentages indicated are based upon total investments as of March 31, 2008. The Funds composition is subject to change.

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$562,842
Aggregate gross unrealized depreciation	(5,905,522)

Net unrealized appreciation/depreciation	$(5,342,680)

Federal income tax cost of investments	$106,268,850

ABBREVIATIONS AND DEFINITIONS:

(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

JPMorgan Strategic Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 99.2%

	Common Stocks — 99.2%

	Aerospace & Defense — 2.1%
9	AAR Corp. (a)	245

	Auto Components — 2.0%
18	ArvinMeritor, Inc.	225

	Biotechnology — 0.3%
3	Theravance, Inc. (a)	30

	Building Products — 1.4%
57	PGT, Inc. (a)	157

	Capital Markets — 3.5%
1	Affiliated Managers Group, Inc. (a)	82
7	BlackRock Kelso Capital Corp.	87
5	Calamos Asset Management, Inc., Class A	88
2	Investment Technology Group, Inc. (a)	96
6	PennantPark Investment Corp.	54

		407

	Commercial Banks — 4.0%
10	Bancorp, Inc. (The) (a)	122
6	East West Bancorp, Inc.	105
2	First Midwest Bancorp, Inc.	58
12	West Coast Bancorp	181

		466

	Commercial Services & Supplies — 2.3%
43	Spherion Corp. (a)	261

	Communications Equipment — 2.8%
4	CommScope, Inc. (a)	136
14	Tekelec (a)	177

		313

	Consumer Finance — 0.8%
9	First Cash Financial Services, Inc. (a)	95

	Containers & Packaging — 2.2%
5	Silgan Holdings, Inc.	251

	Diversified Consumer Services — 1.0%
11	INVESTools, Inc. (a)	120

	Diversified Financial Services — 2.6%
10	KKR Financial Holdings LLC	127
23	Marlin Business Services Corp. (a)	176

		303

	Electrical Equipment — 4.0%
7	EnerSys (a)	166
3	General Cable Corp. (a)	160
4	Powell Industries, Inc. (a)	151

		477

	Energy Equipment & Services — 3.9%
2	Exterran Holdings, Inc. (a)	129
2	Oceaneering International, Inc. (a)	147
11	Pioneer Drilling Co. (a)	169

		445

	Food & Staples Retailing — 2.3%
7	Ruddick Corp.	262

	Gas Utilities — 1.1%
2	Energen Corp.	130

	Health Care Equipment & Supplies — 0.5%
1	Hologic, Inc. (a)	60

	Health Care Providers & Services — 2.6%
6	Kindred Healthcare, Inc. (a)	137
12	Sun Healthcare Group, Inc. (a)	161

		298

	Hotels, Restaurants & Leisure — 0.9%
2	Vail Resorts, Inc. (a)	106

	Household Durables — 4.5%
28	Champion Enterprises, Inc. (a)	284
6	Tupperware Brands Corp.	231

		515

	Insurance — 7.5%
21	Castlepoint Holdings Ltd., (Bermuda)	208
3	Hanover Insurance Group, Inc. (The)	136
26	Meadowbrook Insurance Group, Inc.	205
3	National Financial Partners Corp.	76
4	ProAssurance Corp. (a)	225

		850

	Internet Software & Services — 3.3%
6	Digital River, Inc. (a)	189

JPMorgan Strategic Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Internet Software & Services — Continued
20	Switch & Data Facilities Co., Inc. (a)	201

		390

	IT Services — 0.7%
7	RightNow Technologies, Inc. (a)	86

	Machinery — 4.2%
7	Kaydon Corp.	317
4	Toro Co.	170

		487

	Marine — 1.0%
7	American Commercial Lines, Inc. (a)	110

	Media — 2.0%
6	John Wiley & Sons, Inc., Class A	226

	Metals & Mining — 3.0%
2	Century Aluminum Co. (a)	162
6	Commercial Metals Co.	183

		345

	Multiline Retail — 1.5%
17	Fred’s, Inc., Class A	169

	Multi-Utilities — 2.5%
21	CMS Energy Corp.	285

	Oil, Gas & Consumable Fuels — 3.2%
6	Comstock Resources, Inc. (a)	250
3	Penn Virginia Corp.	119

		369

	Paper & Forest Products — 1.4%
13	AbitibiBowater, Inc., (Canada)	164

	Pharmaceuticals — 0.4%
9	Somaxon Pharmaceuticals, Inc. (a)	44

	Real Estate Investment Trusts (REITs) — 6.6%
14	Associated Estates Realty Corp.	158
7	Brandywine Realty Trust	123
25	MFA Mortgage Investments, Inc.	160
2	Mid-America Apartment Communities, Inc.	90
8	Resource Capital Corp.	59
9	Sun Communities, Inc.	175

		765

	Road & Rail — 0.7%
2	Old Dominion Freight Line, Inc. (a)	76

	Semiconductors & Semiconductor Equipment — 1.3%
7	Tessera Technologies, Inc. (a)	144

	Software — 0.8%
13	Lawson Software, Inc. (a)	95

	Specialty Retail — 3.3%
30	Blockbuster, Inc., Class A (a)	97
7	Charlotte Russe Holding, Inc. (a)	117
5	Collective Brands, Inc. (a)	59
6	Rent-A-Center, Inc. (a)	108

		381

	Textiles, Apparel & Luxury Goods — 0.7%
3	Hanesbrands, Inc. (a)	85

	Thrifts & Mortgage Finance — 5.3%
5	OceanFirst Financial Corp.	94
36	Ocwen Financial Corp. (a)	161
7	WSFS Financial Corp.	355

		610

	Tobacco — 4.5%
13	Alliance One International, Inc. (a)	78
26	Vector Group Ltd.	451

		529

	Trading Companies & Distributors — 0.5%
12	BlueLinx Holdings, Inc.	59

	Total Long-Term Investments (Cost $12,057)	11,435

	Short-Term Investment — 1.4%

	Investment Company — 1.4%
156	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $156)	156

	Total Investments — 100.6% (Cost $12,213)	11,591

	Liabilities in Excess of Other
	Assets — (0.6)%	(73)

	NET ASSETS — 100.0%	$11,518

JPMorgan Strategic Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)
(Amounts in thousands)

Percentages indicated are based on net assets.

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$634
Aggregate gross unrealized depreciation	(1,256)

Net unrealized appreciation/depreciation	$(622)

Federal income tax cost of investments	$12,213

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase purchase agreements.

JPMorgan U.S. Equity Fund
Schedule of Portfolio Investments
As of March 31, 2008 (Unaudited)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

Long-Term Investments — 97.1%

Common Stocks — 97.1%

Aerospace & Defense — 2.9%
167	Boeing Co.	12,424
85	Northrop Grumman Corp.	6,622
335	United Technologies Corp.	23,027
		42,073

Air Freight & Logistics — 0.0% (g)
1	FedEx Corp.	99

Auto Components — 2.1%
885	Johnson Controls, Inc.	29,928

Beverages — 1.2%
270	Coca-Cola Co. (The)	16,457
12	PepsiCo, Inc.	831
		17,288

Biotechnology — 1.9%
126	Amgen, Inc. (a)	5,251
184	Celgene Corp. (a)	11,261
224	Gilead Sciences, Inc. (a)	11,520
		28,032

Capital Markets — 4.0%
62	Ameriprise Financial, Inc.	3,225
21	Bank of New York Mellon Corp. (The)	870
62	Goldman Sachs Group, Inc. (The)	10,245
83	Lehman Brothers Holdings, Inc. (c)	3,124
232	Merrill Lynch & Co., Inc.	9,464
350	Morgan Stanley	15,977
138	State Street Corp.	10,926
303	TD AMERITRADE Holding Corp. (a) (c)	4,998
		58,829

Chemicals — 2.0%
60	Monsanto Co.	6,679
88	Praxair, Inc.	7,398
270	Rohm & Haas Co.	14,608
		28,685

Commercial Banks — 3.5%
1	Comerica, Inc.	38
46	Fifth Third Bancorp. (c)	958
165	Huntington Bancshares, Inc. (c)	1,777
63	SunTrust Banks, Inc.	3,463
77	TCF Financial Corp.	1,387
482	U.S. Bancorp	15,605
231	Wachovia Corp.	6,236
627	Wells Fargo & Co.	18,234
59	Zions Bancorp	2,691
		50,389

Communications Equipment — 4.9%

1,685	Cisco Systems, Inc. (a)	40,604
741	Corning, Inc.	17,804
318	QUALCOMM, Inc.	13,018
		71,426

Computers & Peripherals — 4.1%
108	Apple, Inc. (a)	15,448
195	Dell, Inc. (a)	3,890
529	Hewlett-Packard Co.	24,139
128	International Business Machines Corp.	14,750
37	NetApp, Inc. (a) (c)	740
21	SanDisk Corp. (a)	481
1	Seagate Technology (Cayman Islands) (c)	25
		59,473

Consumer Finance — 0.6%
125	American Express Co.	5,451
72	Capital One Financial Corp. (c)	3,519
		8,970

Diversified Consumer Services — 0.3%
107	ITT Educational Services, Inc. (a) (c)	4,924

Diversified Financial Services — 3.4%
826	Bank of America Corp.	31,306
28	CIT Group, Inc.	333
706	Citigroup, Inc.	15,112
7	CME Group, Inc.	3,174
-(h)	NYSE Euronext	22
		49,947

Diversified Telecommunication Services — 4.8%
1,119	AT&T, Inc.	42,862
732	Verizon Communications, Inc.	26,697
		69,559

Electric Utilities — 2.6%
185	American Electric Power Co., Inc.	7,689
242	Edison International	11,854
178	FirstEnergy Corp.	12,238
44	FPL Group, Inc.	2,729
1	Northeast Utilities	23
226	Sierra Pacific Resources	2,857
		37,390

Electronic Equipment & Instruments — 0.0% (g)
1	Tyco Electronics Ltd. (Bermuda)	40

Energy Equipment & Services — 2.6%
41	Baker Hughes, Inc.	2,832
126	Halliburton Co.	4,961
147	Nabors Industries Ltd. (Bermuda) (a) (c)	4,971
262	Schlumberger Ltd.	22,791
44	Smith International, Inc.	2,794
		38,349

Food & Staples Retailing — 5.3%
415	CVS/Caremark Corp.	16,814
1,227	Safeway, Inc.	35,998

1	SUPERVALU, Inc.	38
332	SYSCO Corp.	9,642
287	Wal-Mart Stores, Inc.	15,131
		77,623

Food Products — 1.0%
95	General Mills, Inc.	5,696
267	Kraft Foods, Inc., Class A	8,293
		13,989

Health Care Equipment & Supplies — 1.3%
63	CR Bard, Inc.	6,093
165	Medtronic, Inc.	7,996
70	Zimmer Holdings, Inc. (a)	5,419
		19,508

Health Care Providers & Services — 1.5%
14	Aetna, Inc.	588
182	Cardinal Health, Inc.	9,546
1	Cigna Corp.	53
1	McKesson Corp.	43
258	WellPoint, Inc. (a)	11,368
		21,598

Hotels, Restaurants & Leisure — 0.8%
83	Carnival Corp.	3,348
45	International Game Technology	1,804
122	Starwood Hotels & Resorts Worldwide, Inc.	6,303
11	Yum! Brands, Inc. (c)	408
		11,863

Household Durables — 0.1%
46	Toll Brothers, Inc. (a) (c)	1,071

Household Products — 2.8%
109	Colgate-Palmolive Co.	8,530
464	Procter & Gamble Co.	32,504
		41,034

Independent Power Producers & Energy Traders — 0.2%
32	Constellation Energy Group, Inc.	2,816

Industrial Conglomerates — 2.7%
1,051	General Electric Co.	38,911

Insurance — 3.1%
140	Aflac, Inc.	9,077
1	Assurant, Inc.	66
1	Axis Capital Holdings Ltd. (Bermuda)	34
152	Genworth Financial, Inc.	3,446
112	Hartford Financial Services Group, Inc.	8,516
32	Lincoln National Corp.	1,643
36	MBIA, Inc. (c)	437
80	MetLife, Inc.	4,839
73	Principal Financial Group, Inc.	4,079
1	Protective Life Corp.	38
39	Prudential Financial, Inc.	3,052
179	RenaissanceRe Holdings Ltd. (Bermuda)	9,274
1	StanCorp Financial Group, Inc.	25

44,526

Internet & Catalog Retail — 0.0% (g)
-(h)	Amazon.com, Inc. (a)	25

Internet Software & Services — 1.2%
28	Google, Inc., Class A (a)	12,123
178	Yahoo!, Inc. (a) (c)	5,164
		17,287

IT Services — 0.2%
2	Genpact Ltd. (Bermuda) (a) (c)	24
52	Infosys Technologies Ltd. ADR (India) (c)	1,845
21	Paychex, Inc. (c)	719
		2,588

Machinery — 1.8%
121	Caterpillar, Inc.	9,445
185	Danaher Corp.	14,054
2	Dover Corp.	66
62	PACCAR, Inc. (c)	2,779
		26,344

Media — 3.3%
3	Gemstar-TV Guide International, Inc. (a)	16
1,447	News Corp., Class A	27,130
726	Time Warner, Inc.	10,183
349	Walt Disney Co. (The)	10,956
		48,285

Metals & Mining — 1.6%
41	Alcoa, Inc.	1,464
66	Freeport-McMoRan Copper & Gold, Inc.	6,305
118	United States Steel Corp.	14,983
		22,752

Multi-Utilities — 0.6%
637	CMS Energy Corp.	8,621

Multiline Retail — 0.7%
183	Family Dollar Stores, Inc. (c)	3,561
-(h)	J.C. Penney Co., Inc.	12
163	Kohl's Corp. (a)	6,974
		10,547

Oil, Gas & Consumable Fuels — 10.0%
81	Apache Corp.	9,800
286	Chevron Corp.	24,420
81	ConocoPhillips	6,163
85	Devon Energy Corp.	8,873
583	Exxon Mobil Corp.	49,287
33	Hess Corp.	2,901
230	Marathon Oil Corp.	10,483
205	Occidental Petroleum Corp.	15,016
34	Sunoco, Inc.	1,773
266	XTO Energy, Inc.	16,431
		145,147

Paper & Forest Products — 0.3%
601	Domtar Corp. (Canada) (a)	4,102

Pharmaceuticals — 6.1%
330	Abbott Laboratories	18,219
318	Bristol-Myers Squibb Co.	6,767
48	Johnson & Johnson	3,130
866	Merck & Co., Inc.	32,873
290	Pfizer, Inc.	6,072
843	Schering-Plough Corp.	12,151
246	Wyeth	10,258
		89,470

Real Estate Investment Trusts (REITs) — 0.5%
34	Alexandria Real Estate Equities, Inc. (c)	3,134
113	Apartment Investment & Management Co.	4,036
3	MFA Mortgage Investments, Inc. (c)	21
		7,191

Road & Rail — 2.8%
745	Norfolk Southern Corp.	40,469

Semiconductors & Semiconductor Equipment — 2.1%
268	Altera Corp.	4,947
81	Broadcom Corp., Class A (a)	1,554
2	Intel Corp.	37
148	KLA-Tencor Corp.	5,485
44	Linear Technology Corp. (c)	1,335
1	Tessera Technologies, Inc. (a)	12
718	Xilinx, Inc.	17,041
		30,411

Software — 2.4%
980	Microsoft Corp.	27,816
344	Oracle Corp. (a)	6,721
		34,537

Specialty Retail — 0.9%
166	Advance Auto Parts, Inc.	5,650
138	CarMax, Inc. (a) (c)	2,682
1	Dick's Sporting Goods, Inc. (a) (c)	35
-(h)	J Crew Group, Inc. (a) (c)	14
198	Staples, Inc.	4,383
		12,764

Textiles, Apparel & Luxury Goods — 0.6%
57	Nike, Inc., Class B	3,899
63	V.F. Corp.	4,867
		8,766

Thrifts & Mortgage Finance — 0.5%
113	Fannie Mae (c)	2,973
133	Freddie Mac	3,378
45	Washington Mutual, Inc. (c)	466
		6,817

Tobacco — 1.8%
369	Altria Group, Inc.	8,197
369	Philip Morris International, Inc. (a)	18,676
		26,873
	Total Long-Term Investments

(Cost $1,220,304)	1,411,336

Short-Term Investment — 2.7%

Investment Company — 2.7%
39,145	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)
	(Cost $39,145)	39,145

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 2.2%

Corporate Notes — 0.5%
5,000	Macquarie Bank Ltd. (Australia),	5,000
	FRN, 2.62%, 08/20/08
2,000	UniCredito Italiano Bank Ireland plc (Ireland),	2,000
	FRN, 3.09%, 08/08/08	7,000

Repurchase Agreements — 1.6%
7,000	Barclays Capital, 2.50%, dated 03/31/08, due 04/01/08, repurchase
	price $7,000, collateralized by U.S. Government Agency Mortgages	7,000
2,252	Credit Suisse LLC, 3.01%, dated 03/31/08, due 04/01/08, repurchase
	price $2,252, collateralized by U.S. Government Agency Mortgages	2,252
7,000	Goldman Sachs & Co., 2.75%, dated 03/31/08, due 04/01/08, repurchase
	price $7,001, collateralized by U.S. Government Agency Mortgages	7,000
7,000	Lehman Brothers, Inc., 2.99%, dated 03/31/08, due 04/01/08, repurchase
	price $7,001, collateralized by U.S. Government Agency Mortgages	7,000
		23,252

Time Deposit — 0.1%
1,000	Den Norske Bank (Norway),
	3.30%, 04/01/08	1,000
1,000	ING Bank NV (Seoul),
	3.60%, 04/01/08	1,000
		2,000
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $32,252)	32,252

Total Investments — 102.0%
(Cost $1,291,701)	1,482,733

Liabilities in Excess of Other Assets — (2.0)%	(28,911)

NET ASSETS — 100.0%	$1,453,822

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/08	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
73	S&P 500 Index	June, 2008	$24,163	$(51)

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of March 31, 2008.

As of March, 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$248,927
Aggregate gross unrealized depreciation	(57,895)
Net unrealized appreciation	$191,032
Federal income tax cost of investments	$1,291,701

JPMorgan U.S. Large Cap Core Plus Fund
Schedule of Portfolio Investments
As of March 31, 2008 (Unaudited)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

Long Positions — 118.7% (j)

Common Stocks — 114.1%

Aerospace & Defense — 3.6%
399	Boeing Co.	29,690
217	Northrop Grumman Corp.	16,877
1,134	United Technologies Corp.	78,038
		124,605

Auto Components — 2.6%
2,631	Johnson Controls, Inc.	88,919

Beverages — 1.2%
686	Coca-Cola Co. (The)	41,777

Biotechnology — 2.1%
322	Amgen, Inc. (a)	13,435
449	Celgene Corp. (a)	27,497
637	Gilead Sciences, Inc. (a)	32,814
		73,746

Capital Markets — 4.9%
136	Ameriprise Financial, Inc.	7,032
157	Goldman Sachs Group, Inc. (The)	25,889
210	Lehman Brothers Holdings, Inc.	7,888
632	Merrill Lynch & Co., Inc.	25,729
1,074	Morgan Stanley	49,079
456	State Street Corp.	35,984
925	TD AMERITRADE Holding Corp. (a)	15,279
		166,880

Chemicals — 2.5%
143	Monsanto Co.	15,949
59	Potash Corp. of Saskatchewan (Canada)	9,227
179	Praxair, Inc.	15,059
817	Rohm & Haas Co.	44,202
		84,437

Commercial Banks — 4.0%
116	Fifth Third Bancorp	2,425
655	Huntington Bancshares, Inc.	7,043
143	SunTrust Banks, Inc.	7,887
197	TCF Financial Corp.	3,536
1,151	U.S. Bancorp	37,233
587	Wachovia Corp.	15,841
1,605	Wells Fargo & Co.	46,706
361	Zions Bancorp	16,444
		137,115

Communications Equipment — 5.1%
4,085	Cisco Systems, Inc. (a)	98,416
1,932	Corning, Inc.	46,435
742	QUALCOMM, Inc.	30,428
		175,279

Computers & Peripherals — 4.3%

257	Apple, Inc. (a)	36,868
498	Dell, Inc. (a)	9,924
1,273	Hewlett-Packard Co.	58,115
298	International Business Machines Corp.	34,284
94	NetApp, Inc. (a)	1,887
265	SanDisk Corp. (a)	5,992
		147,070

Consumer Finance — 0.8%
392	American Express Co.	17,118
182	Capital One Financial Corp.	8,975
		26,093

Diversified Consumer Services — 0.4%
323	ITT Educational Services, Inc. (a)	14,857

Diversified Financial Services — 3.8%
1,981	Bank of America Corp.	75,087
67	CIT Group, Inc.	788
1,722	Citigroup, Inc.	36,896
17	CME Group, Inc.	8,095
149	NYSE Euronext	9,176
		130,042

Diversified Telecommunication Services — 5.1%
2,745	AT&T, Inc. (m)	105,125
1,907	Verizon Communications, Inc.	69,496
		174,621

Electric Utilities — 3.2%
696	American Electric Power Co., Inc.	28,977
584	Edison International	28,635
483	FirstEnergy Corp.	33,129
189	FPL Group, Inc.	11,876
577	Sierra Pacific Resources	7,289
		109,906

Energy Equipment & Services — 3.5%
91	Baker Hughes, Inc.	6,248
99	Diamond Offshore Drilling, Inc.	11,469
496	Halliburton Co.	19,511
620	Nabors Industries Ltd. (Bermuda) (a)	20,942
634	Schlumberger Ltd.	55,117
111	Smith International, Inc.	7,124
		120,411

Food & Staples Retailing — 6.4%
1,302	CVS/Caremark Corp.	52,746
3,577	Safeway, Inc.	104,973
847	SYSCO Corp.	24,593
691	Wal-Mart Stores, Inc.	36,417
		218,729

Food Products — 2.1%
607	General Mills, Inc.	36,347
125	Kellogg Co.	6,591
902	Kraft Foods, Inc.	27,965
		70,903

Health Care Equipment & Supplies — 2.4%
229	Covidien Ltd.	10,142
145	CR Bard, Inc.	14,023
761	Medtronic, Inc.	36,833
298	Zimmer Holdings, Inc. (a)	23,223
		84,221

Health Care Providers & Services — 1.7%
463	Cardinal Health, Inc.	24,337
743	WellPoint, Inc. (a)	32,797
		57,134

Hotels, Restaurants & Leisure — 0.8%
212	Carnival Corp.	8,581
97	International Game Technology	3,918
311	Starwood Hotels & Resorts Worldwide, Inc.	16,076
		28,575

Household Durables — 0.1%
152	Toll Brothers, Inc. (a)	3,567

Household Products — 2.9%
256	Colgate-Palmolive Co.	19,974
1,116	Procter & Gamble Co.	78,221
		98,195

Independent Power Producers & Energy Traders — 0.2%
81	Constellation Energy Group, Inc.	7,183

Industrial Conglomerates — 2.7%
2,547	General Electric Co.	94,278

Insurance — 3.3%
331	Aflac, Inc.	21,467
528	Genworth Financial, Inc., Class A	11,965
263	Hartford Financial Services Group, Inc.	19,927
81	Lincoln National Corp.	4,231
91	MBIA, Inc.	1,115
205	MetLife, Inc.	12,338
168	Principal Financial Group, Inc.	9,337
99	Prudential Financial, Inc.	7,720
519	RenaissanceRe Holdings Ltd. (Bermuda)	26,953
		115,053

Internet Software & Services — 1.2%
65	Google, Inc., Class A (a)	28,719
399	Yahoo!, Inc. (a)	11,556
		40,275

IT Services — 0.2%
131	Infosys Technologies Ltd. ADR (India)	4,671
54	Paychex, Inc.	1,859
		6,530

Machinery — 2.4%
284	Caterpillar, Inc.	22,271
660	Danaher Corp.	50,160
227	PACCAR, Inc.	10,211
		82,642

Media — 3.9%

8	Gemstar-TV Guide International, Inc. (a)	40
4,527	News Corp., Class A	84,879
1,777	Time Warner, Inc.	24,913
813	Walt Disney Co. (The)	25,526
		135,358

Metals & Mining — 2.3%
103	Alcoa, Inc.	3,731
259	Freeport-McMoRan Copper & Gold, Inc.	24,930
386	United States Steel Corp.	48,993
		77,654

Multi-Utilities — 0.8%
2,176	CMS Energy Corp.	29,466

Multiline Retail — 0.9%
731	Family Dollar Stores, Inc.	14,250
389	Kohl's Corp. (a)	16,677
		30,927

Oil, Gas & Consumable Fuels — 10.6%
187	Apache Corp.	22,637
727	Chevron Corp.	62,078
205	ConocoPhillips	15,585
192	Devon Energy Corp.	20,055
1,379	Exxon Mobil Corp.	116,666
84	Hess Corp.	7,389
560	Marathon Oil Corp.	25,515
577	Occidental Petroleum Corp.	42,250
86	Sunoco, Inc.	4,529
786	XTO Energy, Inc.	48,633
		365,337

Paper & Forest Products — 0.5%
2,605	Domtar Corp. (Canada) (a)	17,792

Pharmaceuticals — 6.4%
777	Abbott Laboratories	42,850
809	Bristol-Myers Squibb Co.	17,222
123	Johnson & Johnson	7,989
2,102	Merck & Co., Inc.	79,766
740	Pfizer, Inc.	15,478
2,019	Schering-Plough Corp.	29,092
626	Wyeth	26,160
		218,557

Real Estate Investment Trusts (REITs) — 1.8%
230	Alexandria Real Estate Equities, Inc.	21,300
380	Apartment Investment & Management Co.	13,607
92	AvalonBay Communities, Inc.	8,864
277	Digital Realty Trust, Inc.	9,845
382	UDR, Inc.	9,365
		62,981

Road & Rail — 3.7%
2,332	Norfolk Southern Corp.	126,677

Semiconductors & Semiconductor Equipment — 2.8%
685	Altera Corp.	12,625

202	Broadcom Corp., Class A (a)	3,895
466	KLA-Tencor Corp.	17,272
290	Linear Technology Corp.	8,904
156	National Semiconductor Corp.	2,856
2,090	Xilinx, Inc.	49,633
		95,185

Software — 2.4%
2,326	Microsoft Corp.	66,023
821	Oracle Corp. (a)	16,058
		82,081

Specialty Retail — 1.1%
587	Advance Auto Parts, Inc.	19,992
343	CarMax, Inc. (a)	6,671
504	Staples, Inc.	11,135
		37,798

Textiles, Apparel & Luxury Goods — 0.9%
116	Nike, Inc., Class B	7,883
169	Phillips-Van Heusen Corp.	6,411
223	V.F. Corp.	17,312
		31,606

Thrifts & Mortgage Finance — 0.6%
284	Fannie Mae	7,462
306	Freddie Mac	7,740
329	NewAlliance Bancshares, Inc.	4,039
116	Washington Mutual, Inc.	1,193
		20,434

Tobacco — 1.9%
893	Altria Group, Inc.	19,832
893	Philip Morris International, Inc. (a)	45,185
		65,017
	Total Common Stocks
	(Cost $3,961,722)	3,919,913

Short-Term Investment — 4.6%

Investment Company — 4.6%
157,411	JPMorgan Prime Money Market Fund,
	Institutional Class (b) (m)
	(Cost $157,411)	157,411

Total Long Positions — 118.7%
(Cost $4,119,133)	4,077,324

Liabilities in Excess of Other Assets — (18.7)%	(642,361)

NET ASSETS — 100.0%	$3,434,963

Short Positions — 16.3%
Common Stocks — 16.3%
Aerospace & Defense — 0.5%
312	Honeywell International, Inc.	17,613
Beverages — 1.1%
532	Coca-Cola Enterprises, Inc.	12,881
344	Pepsi Bottling Group, Inc.	11,657
175	PepsiCo, Inc.	12,606

		37,144
Biotechnology — 0.5%
133	Genzyme Corp. (a)	9,877
176	Isis Pharmaceuticals, Inc. (a)	2,480
165	OSI Pharmaceuticals, Inc. (a)	6,184
		18,541
Capital Markets — 0.7%
246	Federated Investors, Inc., Class B	9,621
231	Northern Trust Corp.	15,337
		24,958
Chemicals — 1.3%
72	CF Industries Holdings, Inc.	7,457
553	H.B. Fuller Co.	11,284
156	Nalco Holding Co.	3,291
66	OM Group, Inc. (a)	3,581
542	Terra Industries, Inc. (a)	19,269
		44,882
Commercial Banks — 0.7%
96	BB&T Corp.	3,074
315	Cathay General Bancorp	6,520
116	East West Bancorp, Inc.	2,062
445	Wilmington Trust Corp.	13,824
		25,480
Diversified Consumer Services — 0.1%
74	DeVry, Inc.	3,084
Diversified Financial Services — 0.3%
232	Nasdaq OMX Group (The) (a)	8,965
Electric Utilities — 0.5%
488	Duke Energy Corp.	8,717
250	Southern Co. (The)	8,916
		17,633
Energy Equipment & Services — 1.2%
367	ENSCO International, Inc.	22,976
202	Rowan Cos., Inc.	8,298
83	Transocean, Inc. (a)	11,171
		42,445
Food & Staples Retailing — 0.7%
374	BJ's Wholesale Club, Inc. (a)	13,341
383	Kroger Co. (The)	9,720
		23,061
Health Care Equipment & Supplies — 1.0%
112	Becton, Dickinson & Co.	9,589
396	St. Jude Medical, Inc. (a)	17,086
120	Stryker Corp.	7,827
		34,502
Health Care Providers & Services — 0.4%
188	Express Scripts, Inc. (a)	12,099
67	Medco Health Solutions, Inc. (a)	2,938
		15,037
Machinery — 1.2%

389	Illinois Tool Works, Inc.	18,758
331	ITT Corp.	17,141
79	Parker Hannifin Corp.	5,466
		41,365
Media — 0.6%
551	Viacom, Inc., Class B (a)	21,816
Multiline Retail — 0.6%
214	Nordstrom, Inc.	6,991
248	Target Corp.	12,580
		19,571
Paper & Forest Products — 0.3%
333	International Paper Co.	9,047
Personal Products — 0.3%
220	Estee Lauder Cos., Inc. (The)	10,069
Real Estate Investment Trusts (REITs) — 1.2%
474	Douglas Emmett, Inc.	10,462
339	Equity One, Inc.	8,123
159	General Growth Properties, Inc.	6,082
126	Regency Centers Corp.	8,158
91	SL Green Realty Corp.	7,411
		40,236
Road & Rail — 1.3%
499	CSX Corp.	27,993
517	Heartland Express, Inc.	7,366
110	J.B. Hunt Transport Services, Inc.	3,470
192	Knight Transportation, Inc.	3,165
239	Werner Enterprises, Inc.	4,429
		46,423
Semiconductors & Semiconductor Equipment — 0.9%
632	Microchip Technology, Inc.	20,682
423	Novellus Systems, Inc. (a)	8,901
		29,583
Specialty Retail — 0.2%
108	Home Depot, Inc.	3,019
64	Tiffany & Co.	2,694
		5,713
Thrifts & Mortgage Finance — 0.4%
718	Hudson City Bancorp, Inc.	12,701
Wireless Telecommunication Services — 0.3%
274	Crown Castle International Corp. (a)	9,465
	Total Short Positions - 16.3%
	(Proceeds $586,989)	$559,334

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/08	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
77	S&P 500 Index	June, 2008	$25,487	$462

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	All or a portion of these securities are segregated for short sales.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$164,639
Aggregate gross unrealized depreciation	(206,448)
Net unrealized appreciation/depreciation	$(41,809)
Federal income tax cost of investments	$4,119,133

JPMorgan U.S. Large Cap Value Plus Fund
Schedule of Portfolio Investments
As of March 31, 2008 (Unaudited)

Shares	Security Description	Value ($)

Long-Positions — 123.6% (j)

Long-Term Investments — 121.8%

Common Stocks — 121.8%

Aerospace & Defense — 1.9%
70	Boeing Co.	5,206
1,025	Spirit Aerosystems Holdings, Inc., Class A (a)	22,735
425	United Technologies Corp.	29,248
		57,189

Airlines — 0.2%
480	Southwest Airlines Co.	5,952

Auto Components — 1.1%
405	Johnson Controls, Inc.	13,689
830	TRW Automotive Holdings Corp. (a)	19,397
		33,086

Beverages — 1.0%
355	Coca-Cola Co. (The)	21,609
540	Constellation Brands, Inc., Class A (a)	9,542
		31,151

Biotechnology — 0.8%
350	Amgen, Inc. (a)	14,623
45	Celgene Corp. (a)	2,758
125	Gilead Sciences, Inc. (a)	6,441
		23,822

Building Products — 0.5%
740	Masco Corp.	14,674

Capital Markets — 5.2%
220	Legg Mason, Inc.	12,316
635	Lehman Brothers Holdings, Inc.	23,901
540	Merrill Lynch & Co., Inc.	22,000
965	Morgan Stanley	44,100
3,085	TD AMERITRADE Holding Corp. (a)	50,933
		153,250

Chemicals — 4.2%
90	Air Products & Chemicals, Inc.	8,280
80	PPG Industries, Inc.	4,841
290	Praxair, Inc.	24,426
1,600	Rohm & Haas Co.	86,528
		124,075

Commercial Banks — 4.0%
270	Commerce Bancshares, Inc.	11,348
1,535	Huntington Bancshares, Inc.	16,501
640	TCF Financial Corp.	11,469
985	UCBH Holdings, Inc.	7,644
420	U.S. Bancorp	13,591
470	Wachovia Corp.	12,690
1,050	Wells Fargo & Co.	30,555
345	Zions Bancorp	15,715

119,513

Communications Equipment — 1.5%
365	Cisco Systems, Inc. (a)	8,793
945	Corning, Inc.	22,718
1,460	Motorola, Inc.	13,578
		45,089

Computers & Peripherals — 1.1%
140	International Business Machines Corp.	16,120
270	NetApp, Inc. (a)	5,413
430	SanDisk Corp. (a)	9,705
		31,238

Consumer Finance — 0.8%
475	Capital One Financial Corp.	23,379

Containers & Packaging — 0.7%
800	Pactiv Corp. (a)	20,968

Diversified Consumer Services — 0.7%
445	ITT Educational Services, Inc. (a)	20,439

Diversified Financial Services — 7.2%
2,905	Bank of America Corp.	110,129
1,135	CIT Group, Inc.	13,450
3,555	Citigroup, Inc.	76,148
230	NYSE Euronext	14,193
		213,920

Diversified Telecommunication Services — 5.2%
415	AT&T, Inc. (m)	15,894
3,835	Verizon Communications, Inc.	139,786
		155,680

Electric Utilities — 4.6%
1,150	American Electric Power Co., Inc.	47,874
850	Edison International	41,667
380	FirstEnergy Corp.	26,076
1,600	Sierra Pacific Resources	20,208
		135,825

Electrical Equipment — 0.2%
25	First Solar, Inc. (a)	5,779

Electronic Equipment & Instruments — 1.4%
540	Avnet, Inc. (a)	17,674
660	Tyco Electronics Ltd. (Bermuda)	22,651
		40,325

Energy Equipment & Services — 2.3%
50	Baker Hughes, Inc.	3,425
30	Diamond Offshore Drilling, Inc.	3,492
770	Halliburton Co.	30,284
95	National Oilwell Varco, Inc. (a)	5,546
310	Schlumberger Ltd.	26,970
		69,717

Food & Staples Retailing — 3.5%
3,125	Safeway, Inc.	91,719
370	SYSCO Corp.	10,737
		102,456

Food Products — 1.9%
390	General Mills, Inc.	23,353
1,080	Kraft Foods, Inc., Class A	33,491
		56,844

Health Care Equipment & Supplies — 1.1%
80	CR Bard, Inc.	7,712
360	Medtronic, Inc.	17,413
90	Zimmer Holdings, Inc. (a)	7,008
		32,133

Health Care Providers & Services — 0.8%
525	WellPoint, Inc. (a)	23,168

Hotels, Restaurants & Leisure — 0.7%
640	Royal Caribbean Cruises Ltd.	21,056

Household Durables — 0.3%
360	Centex Corp.	8,716

Household Products — 3.1%
1,300	Procter & Gamble Co.	91,091

Industrial Conglomerates — 4.0%
2,710	General Electric Co.	100,297
405	Tyco International Ltd. (Bermuda)	17,840
		118,137

Insurance — 7.7%
265	Allstate Corp. (The)	12,736
700	American International Group, Inc.	30,275
130	Assurant, Inc.	7,912
175	Axis Capital Holdings Ltd. (Bermuda)	5,947
280	Endurance Specialty Holdings Ltd. (Bermuda)	10,248
4,060	Genworth Financial, Inc., Class A	91,918
390	Hartford Financial Services Group, Inc.	29,550
155	Prudential Financial, Inc.	12,129
120	RenaissanceRe Holdings Ltd. (Bermuda)	6,229
475	Travelers Cos., Inc. (The)	22,729
		229,673

IT Services — 0.6%
90	Affiliated Computer Services, Inc., Class A (a)	4,510
630	Genpact Ltd. (Bermuda) (a)	7,718
170	Paychex, Inc.	5,824
		18,052

Machinery — 3.4%
120	Caterpillar, Inc.	9,395
1,020	Dover Corp.	42,616
225	Joy Global, Inc.	14,661
815	Kennametal, Inc.	23,985
205	PACCAR, Inc.	9,225
		99,882

Media — 5.4%
750	Comcast Corp., Class A	14,505
2,375	News Corp., Class A	44,531
530	RH Donnelley Corp. (a)	2,682
975	Time Warner Cable, Inc., Class A (a)	24,355

2,790	Time Warner, Inc.	39,116
1,115	Walt Disney Co. (The)	34,989
		160,178

Metals & Mining — 2.3%
390	Alcoa, Inc.	14,063
430	United States Steel Corp.	54,554
		68,617

Multi-Utilities — 3.1%
2,770	CMS Energy Corp.	37,506
480	Consolidated Edison, Inc.	19,056
420	SCANA Corp.	15,364
1,050	Xcel Energy, Inc.	20,947
		92,873

Multiline Retail — 0.9%
610	Kohl's Corp. (a)	26,163

Oil, Gas & Consumable Fuels — 14.0%
1,025	Chevron Corp.	87,494
635	ConocoPhillips	48,393
1,960	Exxon Mobil Corp.	165,777
115	Hess Corp.	10,141
1,090	Marathon Oil Corp.	49,704
225	Occidental Petroleum Corp.	16,463
180	Sunoco, Inc.	9,444
445	XTO Energy, Inc.	27,528
		414,944

Paper & Forest Products — 2.3%
9,835	Domtar Corp. (Canada) (a)	67,173

Pharmaceuticals — 6.1%
355	Abbott Laboratories	19,578
655	Bristol-Myers Squibb Co.	13,952
1,250	Merck & Co., Inc.	47,438
1,900	Pfizer, Inc.	39,767
2,500	Schering-Plough Corp.	36,025
590	Wyeth	24,638
		181,398

Real Estate Investment Trusts (REITs) — 2.9%
85	Alexandria Real Estate Equities, Inc.	7,881
742	Apartment Investment & Management Co.	26,571
260	Camden Property Trust	13,052
320	Digital Realty Trust, Inc.	11,360
500	Liberty Property Trust	15,555
120	Public Storage	10,635
		85,054

Road & Rail — 3.2%
100	Burlington Northern Santa Fe Corp.	9,222
810	Hertz Global Holdings, Inc. (a)	9,769
1,125	Norfolk Southern Corp.	61,110
130	Union Pacific Corp.	16,299
		96,400

Semiconductors & Semiconductor Equipment — 2.0%

610	Altera Corp.	11,242
220	Broadcom Corp., Class A (a)	4,239
150	KLA-Tencor Corp.	5,565
520	Maxim Integrated Products, Inc.	10,593
290	Tessera Technologies, Inc. (a)	6,032
895	Xilinx, Inc.	21,256
		58,927

Software — 0.8%
90	SAP AG ADR (Germany)	4,461
1,230	Symantec Corp. (a)	20,443
		24,904

Specialty Retail — 0.7%
160	Advance Auto Parts, Inc.	5,448
645	Staples, Inc.	14,261
		19,709

Textiles, Apparel & Luxury Goods — 0.3%
120	Phillips-Van Heusen Corp.	4,551
70	Polo Ralph Lauren Corp.	4,080
		8,631

Thrifts & Mortgage Finance — 4.8%
820	Doral Financial Corp. (a)	16,548
755	Fannie Mae	19,872
3,135	Freddie Mac	79,378
2,565	MGIC Investment Corp.	27,009
		142,807

Tobacco — 1.3%
540	Altria Group, Inc.	11,988
540	Philip Morris International, Inc. (a)	27,313
		39,301
	Total Long-Term Investments
	(Cost $4,037,123)	3,613,358

Short-Term Investment — 1.8%

Investment Company — 1.8%
52,546	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)
	(Cost $52,546)	52,546

Total Long Positions — 123.6%
(Cost $4,089,669)	3,665,904

Liabilities in Excess of Other Assets — (23.6)%	(698,733)

NET ASSETS — 100.0%	$2,967,171

Short Positions — 22.7%
Common Stocks — 22.7%
Aerospace & Defense — 0.5%
240	Honeywell International, Inc.	13,541
Automobiles — 0.2%
180	Harley-Davidson, Inc.	6,750
Beverages — 0.7%
130	Anheuser-Busch Cos., Inc.	6,169
115	Coca-Cola Enterprises, Inc.	2,783
175	PepsiCo, Inc.	12,635

		21,587
Biotechnology — 0.6%
100	Biogen Idec, Inc. (a)	6,169
170	Genzyme Corp. (a)	12,672
		18,841
Capital Markets — 1.0%
410	Federated Investors, Inc., Class B	16,056
240	T. Rowe Price Group, Inc.	12,000
		28,056
Chemicals — 2.2%
140	Agrium, Inc. (Canada)	8,695
90	CF Industries Holdings, Inc.	9,326
530	H.B. Fuller Co.	10,817
805	Nalco Holding Co.	17,026
235	OM Group, Inc. (a)	12,817
210	Terra Industries, Inc. (a)	7,461
		66,142
Commercial Banks — 0.7%
360	Cathay General Bancorp	7,463
330	UMB Financial Corp.	13,596
		21,059
Diversified Financial Services — 0.5%
400	Nasdaq OMX Group, Inc. (The) (a)	15,464
Electric Utilities — 1.0%
330	Duke Energy Corp.	5,890
100	Exelon Corp.	8,127
400	Southern Co.	14,244
		28,261
Energy Equipment & Services — 0.5%
75	ENSCO International, Inc.	4,697
65	Transocean, Inc. (a)	8,788
		13,485
Food & Staples Retailing — 0.9%
350	BJ's Wholesale Club, Inc. (a)	12,491
545	Kroger Co. (The)	13,843
		26,334
Food Products — 0.5%
360	Archer-Daniels-Midland Co.	14,818
Health Care Equipment & Supplies — 1.0%
410	St. Jude Medical, Inc. (a)	17,708
110	Stryker Corp.	7,155
120	Varian Medical Systems, Inc. (a)	5,621
		30,484
Hotels, Restaurants & Leisure — 0.2%
170	Yum! Brands, Inc.	6,326
Household Durables — 1.0%
120	Black & Decker Corp.	7,932
350	KB Home	8,655
360	Lennar Corp., Class A	6,772
80	Whirlpool Corp.	6,942

		30,301
Independent Power Producers & Services — 0.2%
280	Reliant Energy, Inc. (a)	6,622
Insurance — 1.1%
15	Markel Corp. (a)	6,599
360	Marsh & McLennan Cos., Inc.	8,766
150	Navigators Group, Inc. (a)	8,160
180	RLI Corp.	8,923
		32,448
IT Services — 0.4%
330	Accenture Ltd., Class A (Bermuda)	11,606
Leisure Equipment & Products — 0.1%
160	Mattel, Inc.	3,184
Machinery — 0.4%
70	Illinois Tool Works, Inc.	3,376
155	ITT Corp.	8,031
		11,407
Media — 1.0%
475	CBS Corp., Class B	10,488
455	Viacom, Inc., Class B (a)	18,027
		28,515
Metals & Mining — 0.7%
140	Freeport-McMoRan Copper & Gold, Inc.	13,471
100	Nucor Corp.	6,774
		20,245
Multiline Retail — 0.3%
260	Nordstrom, Inc.	8,476
Paper & Forest Products — 0.4%
415	International Paper Co.	11,288
Personal Products — 0.2%
150	Avon Products, Inc.	5,931
Real Estate Investment Trusts (REITs) — 1.8%
580	Douglas Emmett, Inc.	12,795
480	Equity One, Inc.	11,505
385	Equity Residential	15,974
260	Taubman Centers, Inc.	13,546
		53,820
Road & Rail — 1.3%
490	CSX Corp.	27,474
520	Heartland Express, Inc.	7,415
240	Werner Enterprises, Inc.	4,455
		39,344
Semiconductors & Semiconductor Equipment — 1.9%
300	Applied Materials, Inc.	5,853
330	Intersil Corp., Class A	8,471
180	Lam Research Corp. (a)	6,879
320	Linear Technology Corp.	9,821
260	Microchip Technology, Inc.	8,510
1430	Micron Technology, Inc. (a)	8,537
380	Novellus Systems, Inc. (a)	7,999

			56,070
Specialty Retail — 0.9%
	170	Best Buy Co., Inc.	7,048
	220	O'Reilly Automotive, Inc. (a)	6,274
	360	RadioShack Corp.	5,850
	190	Tiffany & Co.	7,950
			27,122
Textiles, Apparel & Luxury Goods — 0.2%
	75	V.F. Corp.	5,813
Wireless Telecommunication Services — 0.3%
	200	Crown Castle International Corp. (a)	6,898
	110	SBA Communications Corp., Class A (a)	3,281
			10,179
Total Short Positions — 22.7%
(Proceeds $695,342)			673,519

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	All or a portion of these securities are segregated for short sales.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt

As of March, 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$48,415
Aggregate gross unrealized depreciation	(472,180)
Net unrealized appreciation	$(423,765)
Federal income tax cost of investments	$4,089,669

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

     •     Level 1 – quoted prices in active markets for identical securities
     •     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     •     Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
JPM U.S. Large Cap Value Plus Fund
Level 1	$3,665,904	$(673,519)	$—	$—
Level 2	—	—	—	—
Level 3	—	—	—	—
Total	$3,665,904	$(673,519)	$—	$—

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 96.2%

	Common Stocks — 96.2%

	Aerospace & Defense — 1.2%
25	Orbital Sciences Corp. (a) (c)	612

	Air Freight & Logistics — 1.0%
31	Pacer International, Inc.	506

	Airlines — 0.8%
19	Continental Airlines, Inc., Class B (a)	356
1	UAL Corp.	19

		375

	Auto Components — 1.5%
19	Aftermarket Technology Corp. (a)	360
13	ArvinMeritor, Inc. (c)	166
8	Drew Industries, Inc. (a) (c)	198

		724

	Automobiles — 0.2%
9	Monaco Coach Corp. (c)	84

	Biotechnology — 2.4%
3	Alexion Pharmaceuticals, Inc. (a) (c)	154
4	Alkermes, Inc. (a)	44
6	Arena Pharmaceuticals, Inc. (a)	38
6	BioMarin Pharmaceutical, Inc. (a)	194
8	Bionovo, Inc. (a) (c)	10
1	Cephalon, Inc. (a) (c)	58
3	Combinatorx, Inc. (a) (c)	9
11	Human Genome Sciences, Inc. (a) (c)	63
2	InterMune, Inc. (a) (c)	31
6	Keryx Biopharmaceuticals, Inc. (a)	3
1	Martek Biosciences Corp. (a) (c)	21
3	Progenics Pharmaceuticals, Inc. (a) (c)	20
6	Protalix BioTherapeutics, Inc., (Israel) (a)	15
7	Regeneron Pharmaceuticals, Inc. (a)	127
2	Rigel Pharmaceuticals, Inc. (a) (c)	35
5	Seattle Genetics, Inc. (a)	45
1	Telik, Inc. (a) (c)	3
7	Third Wave Technologies, Inc. (a)	64
3	United Therapeutics Corp. (a)	251

		1,185

	Capital Markets — 1.7%
4	Affiliated Managers Group, Inc. (a)	399
12	Federated Investors, Inc., Class B	466

		865

	Chemicals — 3.0%
5	CF Industries Holdings, Inc.	528
15	Innospec, Inc., (United Kingdom)	312
7	Spartech Corp.	56
17	Terra Industries, Inc. (a)	597

		1,493

	Commercial Banks — 6.0%
2	1st Source Corp.	40
15	BancFirst Corp.	691
6	City Holding Co.	231
2	Commerce Bancshares, Inc.	75
2	First Merchants Corp.	46
17	Great Southern Bancorp, Inc. (c)	269
8	Horizon Financial Corp. (c)	116
1	Lakeland Financial Corp. (c)	25
19	Simmons First National Corp., Class A	574
2	StellarOne Corp.	40
13	Suffolk Bancorp (c)	415
7	Taylor Capital Group, Inc.	118
18	TCF Financial Corp.	328
8	W Holding Co., Inc. (c)	9

		2,977

	Commercial Services & Supplies — 2.4%
13	Administaff, Inc.	312
7	Compx International, Inc.	62
10	Deluxe Corp.	184
44	Diamond Management & Technology Consultants, Inc.	285
2	Standard Parking Corp. (a)	50
37	Standard Register Co. (The)	288
2	Steelcase, Inc.	19

		1,200

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Communications Equipment — 2.4%
7	Adtran, Inc. (c)	133
7	Avocent Corp. (a)	118
13	Black Box Corp.	410
5	CommScope, Inc. (a)	174
17	InterDigital, Inc. (a) (c)	343
3	Tellabs, Inc. (a) (c)	18

		1,196

	Computers & Peripherals — 2.0%
40	Emulex Corp. (a)	651
14	Imation Corp. (c)	325
2	QLogic Corp. (a)	23

		999

	Construction & Engineering — 0.9%
19	EMCOR Group, Inc. (a)	424

	Construction Materials — 0.0% (g)
1	Headwaters, Inc. (a)	14

	Consumer Finance — 1.2%
12	AmeriCredit Corp. (a) (c)	120
3	Credit Acceptance Corp. (a) (c)	39
12	Dollar Financial Corp. (a) (c)	265
5	World Acceptance Corp. (a) (c)	162

		586

	Containers & Packaging — 1.2%
74	Graphic Packaging Holding Co. (a)	215
6	Rock-Tenn Co., Class A	183
28	Smurfit-Stone Container Corp. (a)	213

		611

	Diversified Consumer Services — 0.9%
11	Coinstar, Inc. (a)	321
4	Sotheby’s	110

		431

	Diversified Telecommunication Services — 0.8%
14	Citizens Communications Co.	145
16	Consolidated Communications Holdings, Inc. (c)	245

		390

	Electric Utilities — 0.6%
8	El Paso Electric Co. (a)	169

6	Portland General Electric Co.	135

		304

	Electrical Equipment — 0.2%
7	LSI Industries, Inc.	91

	Electronic Equipment & Instruments — 3.8%
20	Coherent, Inc. (a)	547
43	Methode Electronics, Inc.	500
3	Mettler-Toledo International, Inc. (a)	282
13	MTS Systems Corp.	429
81	Sanmina-SCI Corp. (a)	131
1	Tech Data Corp. (a)	23

		1,912

	Energy Equipment & Services — 1.9%
20	Global Industries Ltd. (a)	314
14	Grey Wolf, Inc. (a) (c)	94
38	ION Geophysical Corp. (a) (c)	523
1	Patterson-UTI Energy, Inc.	29

		960

	Food & Staples Retailing — 0.8%
11	Nash Finch Co. (c)	377

	Gas Utilities — 1.3%
19	Nicor, Inc. (c)	640

	Health Care Equipment & Supplies — 2.7%
5	Advanced Medical Optics, Inc. (a) (c)	97
6	Datascope Corp.	261
3	Hologic, Inc. (a)	167
26	Invacare Corp. (c)	570
1	Mentor Corp. (c)	21
4	Power Medical Interventions, Inc. (a) (c)	25
6	Quidel Corp. (a)	98
7	Thoratec Corp. (a) (c)	101

		1,340

	Health Care Providers & Services — 3.4%
11	Apria Healthcare Group, Inc. (a)	207
5	Chemed Corp.	203
10	Landauer, Inc. (c)	509
9	LCA-Vision, Inc. (c)	110
12	Magellan Health Services, Inc. (a)	492

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Health Care Providers & Services — Continued
9	Medcath Corp. (a)	169

		1,690

	Health Care Technology — 0.1%
5	MedAssets, Inc. (a)	71

	Hotels, Restaurants & Leisure — 1.9%
24	AFC Enterprises, Inc. (a) (c)	214
61	Denny’s Corp. (a)	183
9	Domino’s Pizza, Inc.	116
14	Monarch Casino & Resort, Inc. (a)	253
7	Papa John’s International, Inc. (a) (c)	174

		940

	Household Durables — 2.4%
26	American Greetings Corp., Class A (c)	475
7	Blyth, Inc.	128
2	CSS Industries, Inc. (c)	73
3	Helen of Troy Ltd., (Bermuda) (a)	45
13	Tupperware Brands Corp.	484

		1,205

	Industrial Conglomerates — 0.9%
10	Teleflex, Inc.	463

	Insurance — 3.4%
4	Argo Group International Holdings Ltd., (Bermuda) (a) (c)	154
7	Aspen Insurance Holdings Ltd., (Bermuda)	185
2	Axis Capital Holdings Ltd., (Bermuda)	71
12	Conseco, Inc. (a)	121
8	Harleysville Group, Inc.	289
3	LandAmerica Financial Group, Inc. (c)	118
6	Meadowbrook Insurance Group, Inc. (c)	44
5	Navigators Group, Inc. (a)	272
1	Odyssey Re Holdings Corp. (c)	44
5	Platinum Underwriters Holdings Ltd., (Bermuda)	149
3	ProAssurance Corp. (a)	162
1	RenaissanceRe Holdings Ltd., (Bermuda)	68

		1,677

	Internet & Catalog Retail — 0.2%
1	priceline.com, Inc. (a) (c)	97

	Internet Software & Services — 1.5%
5	AsiaInfo Holdings, Inc., (China) (a)	57
3	Chordiant Software, Inc. (a)	19
2	CMGI, Inc. (a) (c)	29
2	Imergent, Inc. (c)	24
26	SonicWALL, Inc. (a)	209
23	ValueClick, Inc. (a)	388

		726

	IT Services — 0.7%
3	Acxiom Corp.	36
5	CSG Systems International, Inc. (a)	59
4	Cybersource Corp. (a)	55
1	Hewitt Associates, Inc., Class A (a)	28
38	Unisys Corp. (a)	167

		345

	Leisure Equipment & Products — 1.6%
16	Hasbro, Inc.	438
7	JAKKS Pacific, Inc. (a) (c)	185
23	Sturm Ruger & Co., Inc. (a) (c)	188

		811

	Life Sciences Tools & Services — 2.4%
1	AMAG Pharmaceuticals, Inc. (a) (c)	57
20	Exelixis, Inc. (a)	139
7	Illumina, Inc. (a)	493
3	Medivation, Inc. (a) (c)	43
20	PerkinElmer, Inc.	480

		1,212

	Machinery — 2.6%
3	AGCO Corp. (a)	186
4	FreightCar America, Inc.	144
9	Nordson Corp.	495
12	Wabtec Corp.	441

		1,266

	Media — 1.1%
25	Charter Communications, Inc., Class A (a) (c)	21
11	Cumulus Media, Inc., Class A (a)	71

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Media — Continued
6	Entercom Communications Corp., Class A	62
46	Sinclair Broadcast Group, Inc., Class A	410

		564

	Metals & Mining — 2.0%
3	Cleveland-Cliffs, Inc.	359
8	Quanex Corp.	404
8	Steel Dynamics, Inc.	251

		1,014

	Multiline Retail — 1.5%
27	Big Lots, Inc. (a) (c)	609
10	Saks, Inc. (a) (c)	122

		731

	Multi-Utilities — 0.6%
12	NorthWestern Corp.	300

	Oil, Gas & Consumable Fuels — 4.1%
2	Energy Partners, Ltd. (a) (c)	20
7	Frontier Oil Corp.	180
5	Harvest Natural Resources, Inc. (a)	63
6	Mariner Energy, Inc. (a)	154
44	Meridian Resource Corp. (a)	65
13	Plains Exploration & Production Co. (a)	686
14	Stone Energy Corp. (a)	711
4	Swift Energy Co. (a) (c)	180

		2,059

	Paper & Forest Products — 0.4%
16	Buckeye Technologies, Inc. (a)	175

	Personal Products — 0.2%
4	NBTY, Inc. (a)	108

	Pharmaceuticals — 1.7%
2	Barrier Therapeutics, Inc. (a)	7
7	Cardiome Pharma Corp., (Canada) (a) (c)	58
5	Cypress Bioscience, Inc. (a) (c)	35
7	Nastech Pharmaceutical Co., Inc. (a) (c)	17
3	Perrigo Co.	125
6	Pozen, Inc. (a) (c)	62
5	ULURU, Inc. (a) (c)	11

17	ViroPharma, Inc. (a) (c)	155
13	Watson Pharmaceuticals, Inc. (a)	390

		860

	Real Estate Investment Trusts (REITs) — 5.4%
40	Anthracite Capital, Inc. (c)	267
19	Cousins Properties, Inc. (c)	467
3	Home Properties, Inc. (c)	144
14	LTC Properties, Inc.	347
21	MFA Mortgage Investments, Inc. (c)	133
1	Mid-America Apartment Communities, Inc.	45
4	Pennsylvania Real Estate Investment Trust (c)	93
20	Ramco-Gershenson Properties Trust	422
5	Senior Housing Properties Trust	118
8	Strategic Hotels & Resorts, Inc. (c)	104
28	Sunstone Hotel Investors, Inc.	447
2	Taubman Centers, Inc.	109

		2,696

	Road & Rail — 0.5%
5	Con-way, Inc.	247

	Semiconductors & Semiconductor Equipment — 3.9%
8	Amkor Technology, Inc. (a)	81
8	Asyst Technologies, Inc. (a)	28
6	Atmel Corp. (a)	21
35	Cirrus Logic, Inc. (a)	233
23	Credence Systems Corp. (a) (c)	40
13	Cymer, Inc. (a) (c)	346
2	Integrated Device Technology, Inc. (a)	18
82	LSI Corp. (a)	405
35	Micrel, Inc. (c)	327
14	OmniVision Technologies, Inc. (a)	227
4	Semtech Corp. (a)	63
27	Silicon Storage Technology, Inc. (a)	72
4	Zoran Corp. (a)	56

		1,917

	Software — 5.4%
44	Aspen Technology, Inc. (a)	558

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Software — Continued
20	BMC Software, Inc. (a)	657
15	EPIQ Systems, Inc. (a) (c)	239
1	Fair Isaac Corp. (c)	13
6	Magma Design Automation, Inc. (a)	60
4	MicroStrategy, Inc., Class A (a)	281
4	Pegasystems, Inc. (c)	39
2	SPSS, Inc. (a)	74
12	Sybase, Inc. (a) (c)	321
19	Synopsys, Inc. (a)	438

		2,680

	Specialty Retail — 2.7%
4	Advance Auto Parts, Inc.	143
12	Barnes & Noble, Inc. (c)	365
26	Collective Brands, Inc. (a) (c)	310
31	Midas, Inc. (a) (c)	540

		1,358

	Thrifts & Mortgage Finance — 1.7%
2	Centerline Holding Co. (c)	8
9	Clayton Holdings, Inc. (a) (c)	39
10	Corus Bankshares, Inc. (c)	101
25	Federal Agricultural Mortgage Corp., Class C (c)	653
5	Ocwen Financial Corp. (a) (c)	24

		825

	Tobacco — 1.9%
89	Alliance One International, Inc. (a)	535
6	Universal Corp.	400

		935

	Trading Companies & Distributors — 0.3%
27	BlueLinx Holdings, Inc. (c)	139

	Wireless Telecommunication Services — 0.8%
22	Centennial Communications Corp. (a)	129
6	Rural Cellular Corp., Class A (a)	261
3	USA Mobility, Inc. (a)	19

		409

	Total Long-Term Investments (Cost $52,685)	47,816

	Short-Term Investments — 3.9%

	Investment Company — 3.6%
1,773	JPMorgan Prime Money Market Fund, Institutional Class (b) (Cost $1,773)	1,773

NUMBER OF RIGHTS

	Right — 0.0%
2	Centerline Holding Co., expiring 04/04/08 (c) (Cost $—)	—

PRINCIPAL AMOUNT($)

	U.S. Treasury Obligation — 0.3%
175	U.S. Treasury Note 4.63%, 11/30/2008 (k) (Cost $177)	179

	Total Short-Term Investments (Cost $1,950)	1,952

	Investments of Cash Collateral for Securities on Loan — 19.7%

	Corporate Notes — 8.8%
1,000	Alliance & Leicester plc (United Kingdom), FRN, 3.08%, 09/02/08	983
1,500	Banque Federative du Credit Mutuel, (France), FRN, 2.90%, 08/01/08	1,500
400	Citigroup Global Markets, Inc., FRN, 3.30%, 04/07/08 (i)	400
1,500	Macquarie Bank Ltd., (Australia), FRN, 2.62%, 08/20/08	1,500

		4,383

	Repurchase Agreements — 10.0%
1,256	Barclays Capital, Inc., 2.50%, dated 03/31/08, due 04/01/08, repurchase price $1,256, collateralized by U.S. Government Agency Mortgages	1,256
2,007	Credit Suisse First Boston LLC, 3.01%, dated 03/31/08, due 04/01/08, repurchase price $2,007, collateralized by U.S. Government Agency Mortgages	2,007
1,703	Lehman Brothers, Inc., 2.99%, dated 03/31/08, due 04/01/08, repurchase price $1,703, collateralized by U.S. Government Agency Mortgages	1,703

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)

	Repurchase Agreements — Continued

		4,966

	Time Deposits — 0.9%
200	Den Norske Bank, 3.30%, 04/01/08	200
250	ING Bank NV, Seoul, 3.60%, 04/01/08	250

		450

	Total Investments of Cash Collateral for Securities on Loan (Cost $9,815)	9,799

	Total Investments — 119.8% (Cost $64,450 )	59,567

	Liabilities in Excess of Other Assets — (19.8)%	(9,831)

	NET ASSETS — 100.0%	$49,736

Percentages indicated are based on net assets.

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,934
Aggregate gross unrealized depreciation	(8,817)

Net unrealized appreciation/depreciation	$(4,884)

Federal income tax cost of investments	$64,450

Futures Contracts (Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 3/31/2008	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
6	Russell 2000 Index	June, 2008	$2,070	$15

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)
(Amounts in thousands)

ABBREVIATIONS AND DEFINITIONS :

FRN	Floating Rate Note. The interest rate shown is the rate in effect as of March 31, 2008.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(g)	Amount rounds to less than 0.1%

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — 94.6%

		Common Stocks — 93.4%

		Beverages — 3.1%
185		Anheuser-Busch Cos., Inc.	8,793
15		Diageo plc ADR, (United Kingdom)	1,220
80		Fomento Economico Mexicano S.A.B. de C.V. ADR, (Mexico)	3,342

			13,355

		Capital Markets — 4.9%
322		Charles Schwab Corp. (The)	6,056
485		W.P. Carey & Co. LLC	14,529

			20,585

		Chemicals — 1.7%
200		Albemarle Corp.	7,304

		Commercial Banks — 7.1%
80		M&T Bank Corp.	6,438
40		SunTrust Banks, Inc.	2,206
450		Synovus Financial Corp.	4,977
275		United Community Banks, Inc.	4,669
316		Wachovia Corp.	8,526
100		Wilmington Trust Corp.	3,110

			29,926

		Communications Equipment — 0.4%
40		QUALCOMM, Inc.	1,640

		Construction Materials — 2.0%
161		Cemex S.A.B. de C.V. ADR, (Mexico) (a)	4,213
65		Vulcan Materials Co.	4,316

			8,529

		Consumer Finance — 0.6%
60		American Express Co.	2,623

		Containers & Packaging — 1.0%
70		Rock-Tenn Co., Class A	2,089
160		Temple-Inland, Inc.	2,035

			4,124

		Distributors — 1.0%
104		Genuine Parts Co.	4,195

		Diversified Financial Services — 0.7%
96		Onex Corp., (Canada)	2,796

		Diversified Telecommunication Services — 1.7%
280		Alaska Communications Systems Group Inc.	3,427
302		Windstream Corp.	3,608

			7,035

		Electric Utilities — 0.9%
231		Brookfield Infrastructure Partners LP	3,910

		Electrical Equipment — 1.1%
160		Baldor Electric Co.	4,480

		Energy Equipment & Services — 3.0%
210		RPC, Inc.	3,190
110		SEACOR Holdings, Inc. (a)	9,390

			12,580

		Food & Staples Retailing — 1.4%
50		Great Atlantic & Pacific Tea Co., Inc. (a)	1,311
75		Longs Drug Stores Corp.	3,185
50		SUPERVALU, Inc.	1,499

			5,995

		Food Products — 0.7%
268		B&G Foods, Inc., Class A	2,952

		Gas Utilities — 0.9%
90		ONEOK, Inc.	4,017

		Health Care Providers & Services — 5.1%
120		Community Health Systems, Inc. (a)	4,028
155		Coventry Health Care, Inc. (a)	6,254
237		National Healthcare Corp.	11,551

			21,833

		Hotels, Restaurants & Leisure — 0.7%
160		Monarch Casino & Resort, Inc. (a)	2,834

		Household Durables — 1.1%
70		Fortune Brands, Inc.	4,865

		Industrial Conglomerates — 1.5%
194		Carlisle Cos., Inc.	6,471

		Insurance — 8.8%
75		Assurant, Inc.	4,564
–	(h)	Berkshire Hathaway, Inc., Class A (a)	3,335
115		Loews Corp.	4,625
650		Old Republic International Corp.	8,391
235		OneBeacon Insurance Group Ltd.	4,470
160		ProAssurance Corp. (a)	8,613

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Insurance — Continued
90	Unitrin, Inc.	3,181

		37,179

	Internet & Catalog Retail — 0.7%
22	Amazon.com, Inc. (a)	1,568
65	Expedia, Inc. (a)	1,423

		2,991

	IT Services — 2.8%
495	Total System Services, Inc.	11,715

	Machinery — 1.9%
10	Joy Global, Inc.	652
135	Kennametal, Inc.	3,973
100	Oshkosh Corp.	3,628

		8,253

	Media — 6.7%
280	AH Belo Corp., Class A (a)	3,203
550	Belo Corp., Class A	5,814
185	Cablevision Systems Corp., Class A (a)	3,965
210	Clear Channel Communications, Inc.	6,148
81	Clear Channel Outdoor Holdings, Inc., Class A (a)	1,534
300	Entercom Communications Corp., Class A	2,979
217	LIN TV Corp., Class A (a)	2,083
4	Washington Post Co. (The), Class B	2,646

		28,372

	Metals & Mining — 0.8%
30	Cleveland-Cliffs, Inc.	3,595

	Oil, Gas & Consumable Fuels — 10.3%
154	Devon Energy Corp.	16,067
120	Energy Transfer Equity LP	3,749
50	Kinder Morgan Management LLC (a)	2,541
150	NuStar GP Holdings LLC	3,796
215	Teekay Corp., (Bahamas)	9,131
260	Williams Cos., Inc.	8,575

		43,859

	Pharmaceuticals — 0.6%
65	Merck & Co., Inc.	2,459

	Real Estate Investment Trusts (REITs) — 6.9%
435	Agree Realty Corp.	11,936
90	Cousins Properties, Inc.	2,224
75	Getty Realty Corp.	1,193
375	National Health Investors, Inc.	11,719
25	Public Storage	2,215

		29,287

	Real Estate Management & Development —2.1%
140	Brookfield Asset Management, Inc., Class A, (Canada)	3,756
175	Brookfield Properties Corp., (Canada)	3,379
70	Forestar Real Estate Group, Inc. (a)	1,744

		8,879

	Software — 0.7%
100	Microsoft Corp.	2,838

	Specialty Retail — 5.0%
200	AutoNation, Inc. (a)	2,994
65	AutoZone, Inc. (a)	7,399
70	Bed Bath & Beyond, Inc. (a)	2,065
89	Home Depot, Inc.	2,501
150	Staples, Inc.	3,316
85	TJX Cos., Inc.	2,811

		21,086

	Textiles, Apparel & Luxury Goods — 1.1%
60	V.F. Corp.	4,651

	Thrifts & Mortgage Finance — 1.9%
61	FirstFed Financial Corp. (a)	1,642
50	Guaranty Financial Group, Inc. (a)	531
328	People’s United Financial, Inc.	5,678

		7,851

	Tobacco — 0.3%
15	Altria Group, Inc.	333
15	Philip Morris International Inc. (a)	759

		1,092

	Trading Companies & Distributors — 1.2%
135	GATX Corp.	5,274

	Wireless Telecommunication Services— 1.0%
119	Telephone & Data Systems, Inc.	4,450

	Total Common Stocks (Cost $412,592)	395,880

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Investment Company — 1.2%

	Closed-end Funds — 1.2%
216	Cohen & Steers Select Utility Fund, Inc., (Cost $5,083)	4,935

	Total Long-Term Investments (Cost $417,675)	400,815

	Short-Term Investment — 5.7%

	Investment Company — 5.7%
24,132	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $24,132)	24,132

	Total Investments — 100.3% (Cost $441,807)	424,947

	Liabilities in Excess of Other Assets — (0.3)%	(1,087)

	NET ASSETS — 100.0%	$423,860

Percentages indicated are based on net assets.

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,924
Aggregate gross unrealized depreciation	(40,784)

Net unrealized appreciation/depreciation	$(16,860)

Federal income tax cost of investments	$441,807

ABBREVIATIONS AND DEFINITIONS:

ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(h)	Amount rounds to less than one thousand (shares or dollars).
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

JPMorgan Value Discovery Fund
Schedule of Portfolio Investments
As of March 31, 2008 (Unaudited)

Shares	Security Description	Value ($)

Long-Term Investments — 94.5%

Common Stocks — 94.5%

Aerospace & Defense — 1.6%
1,216	Spirit Aerosystems Holdings, Inc., Class A (a)	26,971
180	United Technologies Corp.	12,388
		39,359

Auto Components — 3.4%
1,120	Johnson Controls, Inc.	37,856
1,012	WABCO Holdings, Inc.	46,167
		84,023

Capital Markets — 3.9%
378	Lazard Ltd., Class A (Bermuda)	14,440
250	Merrill Lynch & Co., Inc.	10,185
930	Morgan Stanley	42,501
1,800	TD AMERITRADE Holding Corp. (a)	29,718
		96,844

Chemicals — 1.3%
604	Rohm & Haas Co.	32,664

Commercial Banks — 3.4%
160	M&T Bank Corp.	12,877
346	PNC Financial Services Group, Inc.	22,687
210	SunTrust Banks, Inc.	11,579
750	Wells Fargo & Co.	21,825
350	Zions Bancorp	15,943
		84,911

Communications Equipment — 4.4%
1,500	Cisco Systems, Inc. (a)	36,135
1,827	Corning, Inc.	43,921
740	QUALCOMM, Inc.	30,340
		110,396

Computers & Peripherals — 5.1%
925	Hewlett-Packard Co.	42,236
530	International Business Machines Corp.	61,024
747	Lexmark International, Inc., Class A (a)	22,948
		126,208

Construction Materials — 1.1%
1,062	Cemex S.A.B. de C.V. ADR (Mexico) (a)	27,739

Consumer Finance — 3.4%
1,309	American Express Co.	57,229
584	Capital One Financial Corp.	28,744
		85,973

Containers & Packaging — 1.1%
590	Ball Corp.	27,105

Diversified Financial Services — 4.6%
2,005	Bank of America Corp.	76,010
1,810	Citigroup, Inc.	38,770
		114,780

Diversified Telecommunication Services — 4.5%
620	AT&T, Inc.	23,746
2,430	Verizon Communications, Inc.	88,574
		112,320

Electric Utilities — 2.1%
1,059	Edison International	51,912

Energy Equipment & Services — 1.0%
360	Baker Hughes, Inc.	24,660

Food & Staples Retailing — 6.1%
400	CVS/Caremark Corp.	16,204
1,392	Safeway, Inc.	40,855
1,780	Wal-Mart Stores, Inc.	93,770
		150,829

Health Care Providers & Services — 3.1%
670	Community Health Systems, Inc. (a)	22,492
752	Coventry Health Care, Inc. (a)	30,343
727	UnitedHealth Group, Inc.	24,980
		77,815

Hotels, Restaurants & Leisure — 1.8%
685	Royal Caribbean Cruises Ltd.	22,537
1,130	Wyndham Worldwide Corp.	23,368
		45,905

Household Durables — 1.0%
370	Fortune Brands, Inc.	25,715

Insurance — 6.2%
657	Aflac, Inc.	42,672
1,350	Genworth Financial, Inc., Class A	30,564
270	Prudential Financial, Inc.	21,128
1,238	Travelers Cos., Inc. (The)	59,238
		153,602

Machinery — 2.4%
596	Dover Corp.	24,901
610	Oshkosh Truck Corp.	22,131
260	PACCAR, Inc.	11,700
		58,732

Media — 5.1%
3,895	Comcast Corp., Special Class A (a)	73,888
1,170	News Corp., Class A	21,938
1,030	Walt Disney Co. (The)	32,321
		128,147

Multiline Retail — 1.1%
705	J.C. Penney Co., Inc.	26,586

Oil, Gas & Consumable Fuels — 7.6%
237	Apache Corp.	28,634
341	ConocoPhillips	25,988
3,641	El Paso Corp.	60,586
856	Marathon Oil Corp.	39,034
464	Occidental Petroleum Corp.	33,951
		188,193

Pharmaceuticals — 4.0%

1,571	Merck & Co., Inc.	59,619
1,210	Schering-Plough Corp.	17,436
540	Wyeth	22,550
		99,605

Road & Rail — 2.5%
1,154	Norfolk Southern Corp.	62,685

Software — 2.1%
1,862	Microsoft Corp.	52,844

Specialty Retail — 3.2%
2,847	Home Depot, Inc.	79,631

Textiles, Apparel & Luxury Goods — 1.9%
1,646	Hanesbrands, Inc. (a)	48,063

Thrifts & Mortgage Finance — 1.7%
1,350	Freddie Mac	34,182
670	MGIC Investment Corp.	7,055
		41,237

Tobacco — 3.8%
1,335	Altria Group, Inc.	29,637
1,335	Philip Morris International, Inc. (a)	67,524
		97,161
	Total Long-Term Investments
	(Cost $2,673,732)	2,355,644

Number of Contracts

Option Purchased — 0.0% (g)

Call Option Purchased — 0.0% (g)
4	Marathon Oil Corp., Expiring 07/19/08 @ 65.00, American Style
	(Cost $452)	100

Shares

Short-Term Investment — 6.5%

Investment Company — 6.5%
161,599	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)
	(Cost $161,599)	161,599

Total Investments — 101.0%
(Cost $2,835,783)	2,517,343

Liabilities in Excess of Other Assets — (1.0)%	-24,806

NET ASSETS — 100.0%	$2,492,537

Percentages indicated are based on net assets.

CALL OPTIONS WRITTEN

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE

Marathon Oil Corp.	$40.00	07/19/08	4	$(800)
(Premiums Received $468.)

PUT OPTIONS WRITTEN

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE

J.C. Penney Co., Inc.	$50.00	05/17/08	3	$(2,250)
(Premiums Received $1,233.)

As of March 31, 2008 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	51,439
Aggregate gross unrealized depreciation	(369,879)
Net unrealized depreciation	$(318,440)

Federal income tax cost of investments	$2,835,783

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 27, 2008

By:	/s/____________________________________

Patricia A. Maleski

Principal Financial Officer

May 27, 2008